John Hancock
International Small Company Fund
Quarterly portfolio holdings 5/31/2023

Fund’s investments
As of 5-31-23 (unaudited)
	Shares	Value
Common stocks 97.4%		$574,688,493
(Cost $551,014,579)
Australia 5.9%		34,619,701
A2B Australia, Ltd. (A)	32,294	29,708
Accent Group, Ltd.	117,141	135,191
Adairs, Ltd.	61,059	75,820
Adbri, Ltd.	93,582	131,298
Ainsworth Game Technology, Ltd. (A)	47,462	32,097
Alcidion Group, Ltd. (A)	86,733	5,346
Alkane Resources, Ltd. (A)	124,706	59,913
Alliance Aviation Services, Ltd. (A)	39,423	80,737
Altium, Ltd.	2,701	67,971
Alumina, Ltd.	80,207	75,647
AMA Group, Ltd. (A)(B)	296,751	23,155
AMP, Ltd.	400,142	284,851
Ansell, Ltd.	24,579	427,986
Appen, Ltd. (A)	24,683	50,714
Arafura Rare Earths, Ltd. (A)	538,672	129,416
ARB Corp., Ltd. (B)	22,931	426,115
Archer Materials, Ltd. (A)(B)	14,055	5,664
Ardea Resources, Ltd. (A)	13,492	3,222
Ardent Leisure Group, Ltd.	150,506	48,507
Argosy Minerals, Ltd. (A)	134,969	41,648
Arn Media Ltd.	83,708	56,591
AUB Group, Ltd.	35,123	577,117
Audinate Group, Ltd. (A)	14,507	88,921
Aurelia Metals, Ltd. (A)	409,013	29,857
Aussie Broadband, Ltd. (A)	54,478	98,498
Austal, Ltd.	109,405	140,255
Austin Engineering, Ltd.	64,891	12,219
Australian Agricultural Company, Ltd. (A)	82,157	85,398
Australian Clinical Labs Ltd.	23,115	47,762
Australian Ethical Investment, Ltd.	7,350	12,855
Australian Finance Group, Ltd.	65,518	72,401
Australian Strategic Materials, Ltd. (A)	32,274	22,670
Australian Vintage, Ltd.	76,170	23,038
Auswide Bank, Ltd.	5,658	19,369
AVJennings, Ltd.	46,118	11,993
AVZ Minerals, Ltd. (A)(C)	322,880	122,860
Baby Bunting Group, Ltd.	41,046	48,277
Bank of Queensland, Ltd.	87,002	309,241
Bannerman Energy, Ltd. (A)	11,581	8,982
Bapcor, Ltd.	93,292	374,062
Base Resources, Ltd.	100,127	11,731
Beach Energy, Ltd.	292,828	264,471
Beacon Lighting Group, Ltd.	18,647	19,101
Bega Cheese, Ltd.	89,005	208,278
Bell Financial Group, Ltd.	43,704	26,158
Bellevue Gold, Ltd. (A)	310,090	260,310
Betmakers Technology Group, Ltd. (A)	22,863	2,229
Bigtincan Holdings, Ltd. (A)	99,441	34,890
Blackmores, Ltd.	4,353	266,082
Boral, Ltd. (A)	87,279	226,303
Boss Energy, Ltd. (A)	36,660	65,363
2	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Australia (continued)
Bravura Solutions, Ltd.	150,405	$44,006
Breville Group, Ltd.	27,013	344,259
Brickworks, Ltd.	19,501	324,963
Calima Energy, Ltd. (A)	114,568	7,527
Capitol Health, Ltd.	292,400	54,283
Capral, Ltd.	7,205	33,270
Capricorn Metals, Ltd. (A)	92,082	260,198
Carnarvon Energy, Ltd. (A)	422,815	33,037
Cash Converters International, Ltd.	122,755	17,958
Catapult Group International, Ltd. (A)	16,337	10,625
Cedar Woods Properties, Ltd.	19,145	59,880
Challenger Exploration, Ltd. (A)	49,405	4,978
Champion Iron, Ltd.	54,110	211,439
City Chic Collective, Ltd. (A)(B)	61,368	14,382
Civmec, Ltd.	40,300	21,157
Clean Seas Seafood, Ltd. (A)	23,080	7,208
ClearView Wealth, Ltd.	34,533	10,323
Clinuvel Pharmaceuticals, Ltd.	13,676	166,367
Clover Corp., Ltd.	51,463	39,833
Cobalt Blue Holdings, Ltd. (A)	8,655	1,294
Codan, Ltd.	30,933	142,698
COG Financial Services, Ltd.	19,816	17,917
Cogstate, Ltd. (A)	16,116	16,904
Collins Foods, Ltd.	35,727	195,017
Cooper Energy, Ltd. (A)	756,946	68,895
Core Lithium, Ltd. (A)(B)	79,080	53,931
Corporate Travel Management, Ltd.	35,427	477,132
Costa Group Holdings, Ltd.	135,153	232,450
Credit Corp. Group, Ltd.	19,524	216,218
CSR, Ltd.	149,148	474,680
Danakali, Ltd. (A)(C)	17,023	4,540
Data#3, Ltd.	50,636	233,092
De Grey Mining, Ltd. (A)	384,097	336,354
Deep Yellow, Ltd. (A)	54,202	20,659
Deterra Royalties, Ltd.	16,671	48,678
Develop Global, Ltd. (A)	6,294	14,338
Dicker Data, Ltd.	16,832	93,482
Domain Holdings Australia, Ltd.	94,999	212,844
Downer EDI, Ltd.	156,303	364,706
Eagers Automotive, Ltd.	41,786	335,339
Earlypay, Ltd.	42,680	5,687
Elanor Investor Group	27,964	29,543
Elders, Ltd.	53,058	220,876
Element 25, Ltd. (A)	13,560	5,330
Elixir Energy, Ltd. (A)(B)	103,567	6,596
Emeco Holdings, Ltd.	116,009	48,629
Emerald Resources NL (A)	49,314	60,501
EML Payments, Ltd. (A)	79,307	34,274
Energy Transition Minerals, Ltd. (A)(B)	176,827	5,290
Energy World Corp., Ltd. (A)(C)	328,859	6,738
Enero Group, Ltd.	10,415	11,479
EQT Holdings, Ltd.	9,048	152,862
Estia Health, Ltd.	67,959	110,604
Eureka Group Holdings, Ltd.	19,136	5,857
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	3

	Shares	Value
Australia (continued)
European Lithium, Ltd. (A)(B)	238,993	$15,376
Euroz Hartleys Group, Ltd.	44,464	34,116
EVT, Ltd.	33,412	256,331
Fiducian Group, Ltd.	1,107	4,247
Finbar Group, Ltd.	71,892	29,902
Firefinch, Ltd. (A)(C)	160,759	20,913
FleetPartners Group, Ltd. (A)	101,873	144,293
Fleetwood, Ltd. (A)	32,879	38,252
Flight Centre Travel Group, Ltd. (A)	37,992	521,757
Frontier Digital Ventures, Ltd. (A)	57,371	13,813
G8 Education, Ltd.	255,426	173,594
Galan Lithium, Ltd. (A)(B)	63,662	40,377
Generation Development Group, Ltd.	17,607	14,823
Genetic Signatures, Ltd. (A)	5,286	2,013
Gold Road Resources, Ltd.	285,121	328,488
GR Engineering Services, Ltd.	6,821	8,622
GrainCorp, Ltd., Class A	73,111	362,654
Grange Resources, Ltd.	200,708	68,551
GUD Holdings, Ltd.	49,539	281,466
GWA Group, Ltd.	68,070	79,873
Hansen Technologies, Ltd.	58,148	187,560
Harvey Norman Holdings, Ltd.	30,741	67,324
Healius, Ltd.	144,876	296,959
Helia Group, Ltd.	120,934	259,446
Helloworld Travel, Ltd. (B)	23,085	40,559
Highfield Resources, Ltd. (A)	45,811	17,751
Horizon Oil, Ltd.	11,332	1,104
HUB24, Ltd.	21,626	351,041
Humm Group, Ltd.	132,349	35,690
Iluka Resources, Ltd.	17,327	126,701
Imdex, Ltd.	159,638	191,628
Immutep, Ltd., ADR (A)	11,923	23,965
Infomedia, Ltd.	133,827	121,763
Inghams Group, Ltd.	113,255	207,578
Insignia Financial, Ltd.	196,222	366,046
Integral Diagnostics, Ltd.	60,871	132,041
InvoCare, Ltd.	37,308	301,113
Ioneer, Ltd. (A)	466,451	103,040
IPH, Ltd.	60,477	308,959
IRESS, Ltd.	61,000	405,475
IVE Group, Ltd.	30,620	45,396
JB Hi-Fi, Ltd.	2,059	57,007
Johns Lyng Group, Ltd.	53,805	222,344
Jumbo Interactive, Ltd.	11,374	109,163
Jupiter Mines, Ltd.	455,380	62,202
Karoon Energy, Ltd. (A)	182,511	235,689
Kelsian Group, Ltd.	24,200	106,937
Kogan.com, Ltd. (A)	15,803	45,204
Lark Distilling Company, Ltd. (A)	3,102	3,484
Liberty Financial Group, Ltd.	3,600	8,782
Lifestyle Communities, Ltd.	25,616	249,969
Link Administration Holdings, Ltd.	165,552	206,045
Lovisa Holdings, Ltd.	17,691	236,352
Lucapa Diamond Company, Ltd. (A)	220,306	4,726
4	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Australia (continued)
Lycopodium, Ltd.	4,375	$27,883
MA Financial Group, Ltd.	16,640	52,531
Macmahon Holdings, Ltd.	496,385	40,326
Macquarie Telecom Group, Ltd. (A)	1,469	56,796
Mader Group, Ltd.	4,772	17,615
Magellan Financial Group, Ltd.	4,309	22,089
MaxiPARTS, Ltd.	6,629	11,545
Mayne Pharma Group, Ltd.	23,804	55,100
McMillan Shakespeare, Ltd.	23,521	235,851
McPherson’s, Ltd.	23,787	8,585
Megaport, Ltd. (A)	5,618	24,876
Mesoblast, Ltd. (A)	86,396	56,861
Metals X, Ltd. (A)	195,027	34,295
Metcash, Ltd.	64,196	148,052
Michael Hill International, Ltd.	16,258	10,042
Michael Hill International, Ltd. (New Zealand Exchange)	43,259	26,558
MMA Offshore, Ltd. (A)	92,633	66,200
Monadelphous Group, Ltd.	32,611	257,991
Monash IVF Group, Ltd.	129,690	96,178
Mount Gibson Iron, Ltd. (A)	210,281	52,008
Myer Holdings, Ltd.	192,016	84,936
MyState, Ltd.	28,796	62,165
Nanosonics, Ltd. (A)	66,387	216,479
National Tyre & Wheel, Ltd.	13,820	4,765
Navigator Global Investments, Ltd.	51,211	32,993
Neometals, Ltd. (A)	33,926	10,585
Netwealth Group, Ltd.	30,596	253,255
New Hope Corp., Ltd.	108,092	324,364
Newcrest Mining, Ltd. (B)	16,731	282,239
nib holdings, Ltd.	94,546	519,245
Nick Scali, Ltd.	23,090	129,071
Nickel Industries, Ltd.	334,194	194,565
Nine Entertainment Company Holdings, Ltd.	279,774	342,532
Novonix, Ltd. (A)	46,257	28,108
NRW Holdings, Ltd.	180,255	255,332
Nufarm, Ltd.	118,255	418,815
Objective Corp., Ltd.	4,348	38,698
OceanaGold Corp.	233,573	507,580
OFX Group, Ltd. (A)	83,323	99,068
Omni Bridgeway, Ltd. (A)	95,000	166,278
oOh!media, Ltd.	154,139	122,268
Opthea, Ltd. (A)	13,579	5,215
OreCorp, Ltd. (A)	20,841	4,760
Orora, Ltd.	284,629	608,233
Pacific Current Group, Ltd.	16,873	73,068
Pacific Smiles Group, Ltd.	11,867	10,528
Pact Group Holdings, Ltd.	33,533	14,384
Paladin Energy, Ltd. (A)	633,781	224,764
Panoramic Resources, Ltd. (A)	476,965	32,510
Pantoro, Ltd. (A)	638,004	28,701
Peet, Ltd.	115,617	89,112
Peninsula Energy, Ltd. (A)	98,506	9,293
PeopleIN, Ltd.	16,482	30,971
Perenti, Ltd. (A)	186,413	142,576
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	5

	Shares	Value
Australia (continued)
Perpetual, Ltd.	31,074	$499,380
Perseus Mining, Ltd.	406,388	485,215
PEXA Group, Ltd. (A)	25,171	213,885
Pinnacle Investment Management Group, Ltd.	28,009	162,599
Platinum Asset Management, Ltd.	142,263	156,335
PointsBet Holdings, Ltd. (A)(B)	41,968	35,722
PolyNovo, Ltd. (A)	71,750	69,474
Poseidon Nickel, Ltd. (A)	349,934	10,011
Praemium, Ltd.	110,359	44,090
Premier Investments, Ltd.	19,173	279,055
Probiotec, Ltd.	4,196	6,991
Propel Funeral Partners, Ltd.	9,089	25,411
PSC Insurance Group, Ltd.	27,514	83,182
PWR Holdings, Ltd.	26,246	151,073
QANTM Intellectual Property, Ltd.	11,929	6,553
Ramelius Resources, Ltd.	263,053	234,170
ReadyTech Holdings, Ltd. (A)	11,234	21,929
Red 5, Ltd. (A)	1,089,896	106,956
Redbubble, Ltd. (A)(B)	56,271	13,518
Regis Healthcare, Ltd.	40,833	59,553
Regis Resources, Ltd.	241,409	319,326
Resolute Mining, Ltd. (A)	679,286	213,071
Retail Food Group, Ltd. (A)	331,273	12,269
Ridley Corp., Ltd.	94,684	120,388
RPMGlobal Holdings, Ltd. (A)	61,685	60,399
Rumble Resources, Ltd. (A)(B)	56,438	6,965
Sandfire Resources, Ltd. (A)	161,825	606,863
Select Harvests, Ltd.	45,123	130,544
Servcorp, Ltd.	13,949	27,577
Service Stream, Ltd.	212,032	85,541
Seven West Media, Ltd. (A)	335,380	80,715
SG Fleet Group, Ltd.	39,363	51,052
Shaver Shop Group, Ltd.	21,893	14,171
Shine Justice, Ltd.	4,532	2,210
Sigma Healthcare, Ltd.	333,871	141,059
Silver Lake Resources, Ltd. (A)	235,274	161,032
Silver Mines, Ltd. (A)(B)	100,705	13,161
Sims, Ltd.	51,011	471,059
SmartGroup Corp., Ltd.	45,241	213,549
SolGold PLC (A)	193,333	40,313
Solvar, Ltd.	61,469	63,164
Southern Cross Electrical Engineering, Ltd.	43,054	18,749
Southern Cross Media Group, Ltd.	84,254	39,998
SRG Global, Ltd.	95,903	42,404
St. Barbara, Ltd. (A)	252,512	88,481
Strandline Resources, Ltd. (A)	134,004	26,578
Strike Energy, Ltd. (A)	276,251	86,207
Sunland Group, Ltd.	30,172	27,169
Super Retail Group, Ltd.	43,131	319,812
Superloop, Ltd. (A)	117,047	50,267
Symbio Holdings, Ltd.	15,935	19,686
Syrah Resources, Ltd. (A)	215,425	119,720
Tabcorp Holdings, Ltd.	278,029	206,077
Technology One, Ltd.	36,764	391,069
6	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Australia (continued)
Temple & Webster Group, Ltd. (A)	23,096	$71,285
Ten Sixty Four, Ltd. (C)	77,809	28,848
Terracom, Ltd.	98,531	31,410
The Reject Shop, Ltd. (A)	7,826	22,643
The Star Entertainment Group, Ltd. (A)	453,872	342,357
Tyro Payments, Ltd. (A)	73,517	56,319
United Malt Grp, Ltd.	78,602	211,829
Viva Energy Group, Ltd. (D)	74,242	152,939
Warrego Energy, Ltd. (A)(B)(C)	79,500	0
Webjet, Ltd. (A)	115,598	554,396
West African Resources, Ltd. (A)	294,711	166,767
Westgold Resources, Ltd. (A)	150,966	152,719
Widgie Nickel, Ltd. (A)	8,042	1,332
Wiluna Mining Corp., Ltd. (A)(C)	10,005	267
Zip Company, Ltd. (A)(B)	85,789	30,086
Austria 1.5%		8,979,560
Addiko Bank AG (A)	1,199	15,897
Agrana Beteiligungs AG	5,107	95,137
ams AG (A)	80,594	593,871
ANDRITZ AG	20,000	1,074,769
AT&S Austria Technologie & Systemtechnik AG	7,395	226,201
BAWAG Group AG (A)(D)	19,590	855,271
CA Immobilien Anlagen AG	9,901	271,365
DO & Company AG (A)	2,399	294,082
EVN AG	9,287	206,899
Fabasoft AG	1,301	22,838
FACC AG (A)	6,411	44,330
Kapsch TrafficCom AG (A)	2,742	30,892
Kontron AG	14,916	305,765
Lenzing AG (A)	3,822	221,682
Mayr Melnhof Karton AG	2,545	369,938
Oesterreichische Post AG	5,671	198,260
Palfinger AG	4,501	135,772
POLYTEC Holding AG	4,411	22,959
Porr AG	4,862	69,822
Raiffeisen Bank International AG (A)	32,379	476,108
RHI Magnesita NV	5,454	170,744
RHI Magnesita NV (London Stock Exchange)	4,677	145,930
Rosenbauer International AG (A)	1,314	43,927
Schoeller-Bleckmann Oilfield Equipment AG	3,321	182,175
Semperit AG Holding	3,480	78,548
Telekom Austria AG (A)	32,504	236,898
UBM Development AG	1,455	42,482
UNIQA Insurance Group AG	38,465	330,631
Vienna Insurance Group AG	10,058	261,276
voestalpine AG	32,182	999,280
Wienerberger AG	31,479	891,290
Zumtobel Group AG	8,422	64,521
Belgium 1.5%		9,169,302
Ackermans & van Haaren NV	6,930	1,137,229
AGFA-Gevaert NV (A)	41,215	108,290
Atenor	1,498	38,442
Barco NV	21,791	565,754
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	7

	Shares	Value
Belgium (continued)
Bekaert SA	10,307	$441,654
Biocartis Group NV (A)(B)(D)	20,768	12,574
bpost SA	30,413	127,590
Cie d’Entreprises CFE	2,358	25,413
Deceuninck NV	22,742	59,413
Deme Group NV (A)	2,358	301,213
Econocom Group SA/NV	34,770	101,683
Etablissements Franz Colruyt NV	12,870	426,387
Euronav NV	64,024	1,015,031
EVS Broadcast Equipment SA	4,231	98,610
Exmar NV	10,862	124,449
Fagron	19,779	355,901
Galapagos NV (A)	10,447	432,770
Gimv NV	6,476	304,934
Greenyard NV (A)	986	7,063
Immobel SA	1,341	56,851
Ion Beam Applications	5,822	93,628
Jensen-Group NV	1,485	49,185
Kinepolis Group NV	4,120	183,562
Lotus Bakeries NV	111	692,255
Melexis NV	5,920	540,849
Ontex Group NV (A)	17,990	137,311
Orange Belgium SA (A)	5,254	76,398
Proximus SADP	34,603	268,581
Recticel SA	14,101	186,502
Sipef NV	2,118	132,880
Telenet Group Holding NV	12,156	259,478
Tessenderlo Group SA	6,238	189,890
Van de Velde NV	2,367	84,018
VGP NV (B)	2,286	227,042
Viohalco SA	18,237	112,474
What’s Cooking BV	185	16,223
X-Fab Silicon Foundries SE (A)(D)	20,933	177,775
Bermuda 0.2%		1,015,015
Hiscox, Ltd.	68,692	1,003,021
Northern Ocean, Ltd. (A)	11,312	11,994
Cambodia 0.0%		220,691
NagaCorp, Ltd. (A)	352,534	220,691
Canada 11.0%		65,123,429
5N Plus, Inc. (A)	38,389	85,969
Acadian Timber Corp.	3,534	42,825
AcuityAds Holdings, Inc. (A)	3,180	5,575
Advantage Energy, Ltd. (A)	66,906	360,282
Aecon Group, Inc.	21,101	205,336
Africa Oil Corp.	10,700	22,858
Ag Growth International, Inc.	5,425	200,375
AGF Management, Ltd., Class B	20,293	105,240
Aimia, Inc. (A)(B)	22,533	60,752
AirBoss of America Corp.	4,809	22,283
Alamos Gold, Inc., Class A	134,866	1,665,086
Alaris Equity Partners Income	6,113	69,708
Algoma Central Corp. (B)	5,552	60,735
8	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Canada (continued)
Altius Minerals Corp.	13,308	$213,614
Altus Group, Ltd.	13,736	446,939
Americas Gold & Silver Corp. (A)	8,321	3,433
Amerigo Resources, Ltd.	49,100	50,276
Andlauer Healthcare Group, Inc.	4,695	159,855
Andrew Peller, Ltd., Class A	11,193	34,300
Aritzia, Inc. (A)	29,438	754,003
Ascot Resources, Ltd. (A)	44,475	19,002
Atco, Ltd., Class I	23,107	710,317
Athabasca Oil Corp. (A)	150,957	315,814
ATS Corp. (A)	24,691	1,081,311
Aurora Cannabis, Inc. (A)(B)	11,162	5,591
AutoCanada, Inc. (A)	8,443	106,789
B2Gold Corp.	340,898	1,263,143
Badger Infrastructure Solutions, Ltd.	11,458	227,050
Ballard Power Systems, Inc. (A)(B)	48,471	203,168
Bausch Health Companies, Inc. (A)	25,521	209,432
Baytex Energy Corp. (A)	162,450	512,181
Birch Mountain Resources, Ltd. (A)(C)	11,200	1
Birchcliff Energy, Ltd. (B)	86,693	489,185
Bird Construction, Inc. (B)	15,285	94,131
Black Diamond Group, Ltd.	17,717	80,134
BlackBerry, Ltd. (A)	124,625	669,257
BMTC Group, Inc.	4,096	40,734
Bombardier, Inc., Class A (A)	816	32,562
Bombardier, Inc., Class B (A)	26,573	1,053,524
Bonterra Energy Corp. (A)	1,314	5,072
Boralex, Inc., Class A (B)	29,396	812,261
Boyd Group Services, Inc.	5,939	1,076,326
Bridgemarq Real Estate Services	2,800	29,269
Brookfield Infrastructure Corp., Class A	4,884	225,438
Calian Group, Ltd.	3,839	167,050
Canaccord Genuity Group, Inc.	33,536	235,925
Canacol Energy, Ltd.	8,954	74,073
Canada Goose Holdings, Inc. (A)	15,792	251,392
Canadian Western Bank	29,399	535,787
Canfor Corp. (A)	17,927	253,421
Capital Power Corp.	35,405	1,186,165
Capstone Copper Corp. (A)	171,933	678,866
Cardinal Energy, Ltd. (B)	41,663	209,619
Cargojet, Inc.	540	40,766
Cascades, Inc.	25,515	201,489
Celestica, Inc. (A)	34,767	443,327
Celestica, Inc. (New York Stock Exchange) (A)	2,400	30,552
Centerra Gold, Inc.	49,616	298,975
CES Energy Solutions Corp.	95,304	165,685
China Gold International Resources Corp., Ltd.	90,882	363,528
CI Financial Corp.	57,939	559,543
Cogeco Communications, Inc.	4,730	223,451
Cogeco, Inc.	1,492	58,977
Colliers International Group, Inc.	4,731	440,654
Computer Modelling Group, Ltd.	30,133	152,274
Conifex Timber, Inc.	4,700	4,189
Copper Mountain Mining Corp. (A)	59,268	95,615
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	9

	Shares	Value
Canada (continued)
Corby Spirit and Wine, Ltd.	5,444	$56,184
Corus Entertainment, Inc., B Shares (B)	72,507	64,629
Crescent Point Energy Corp.	157,296	991,863
Crescent Point Energy Corp. (New York Stock Exchange) (B)	20,800	131,248
Crew Energy, Inc. (A)	22,300	81,315
Cronos Group, Inc. (Nasdaq Exchange) (A)	31,132	54,481
Denison Mines Corp. (A)(B)	277,941	296,880
Dexterra Group, Inc.	10,134	40,312
Doman Building Materials Group, Ltd.	27,055	130,542
Dorel Industries, Inc., Class B (A)	8,944	28,463
DREAM Unlimited Corp., Class A	7,615	116,455
Dundee Precious Metals, Inc.	69,633	479,609
Dye & Durham, Ltd.	3,264	36,764
Dynacor Group, Inc.	9,900	21,733
ECN Capital Corp.	46,256	100,519
E-L Financial Corp., Ltd. (B)	574	375,901
Eldorado Gold Corp. (A)	61,906	584,630
Element Fleet Management Corp.	28,840	437,433
Endeavour Silver Corp. (A)	36,791	116,268
Endeavour Silver Corp. (New York Stock Exchange) (A)(B)	1,400	4,396
Enerflex, Ltd.	36,464	203,876
Enerplus Corp.	71,048	979,756
Enghouse Systems, Ltd.	14,691	407,885
Ensign Energy Services, Inc. (A)	50,538	77,808
EQB, Inc.	8,012	389,475
Equinox Gold Corp. (A)	76,791	360,338
ERO Copper Corp. (A)	15,656	259,146
Evertz Technologies, Ltd.	11,517	105,710
Exchange Income Corp. (B)	6,091	232,871
Exco Technologies, Ltd.	7,690	44,752
Extendicare, Inc.	26,908	140,734
Fiera Capital Corp. (B)	24,267	113,693
Finning International, Inc.	50,484	1,365,206
Firm Capital Mortgage Investment Corp.	7,600	59,400
First Majestic Silver Corp.	74,599	431,932
First Majestic Silver Corp. (New York Stock Exchange) (B)	3,855	22,243
First Mining Gold Corp. (A)	127,000	17,308
First National Financial Corp.	5,098	144,021
Fission Uranium Corp. (A)	139,747	59,708
Fortuna Silver Mines, Inc. (A)	91,343	302,794
Fraser Papers Holdings, Inc. (A)(C)	4,800	0
Freehold Royalties, Ltd. (B)	42,409	437,367
Frontera Energy Corp. (A)	15,044	118,357
Galiano Gold, Inc. (A)(B)	31,531	18,117
Gamehost, Inc.	6,100	41,700
GDI Integrated Facility Services, Inc. (A)	4,900	155,248
Gear Energy, Ltd. (B)	35,000	24,751
Gibson Energy, Inc.	47,759	770,829
goeasy, Ltd. (B)	3,130	246,319
GoGold Resources, Inc. (A)	53,900	69,087
GoldMining, Inc. (A)	22,500	23,039
GoldMoney, Inc. (A)(B)	18,000	26,387
Gran Tierra Energy, Inc. (A)	13,113	67,907
Guardian Capital Group, Ltd., Class A	6,700	222,248
10	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Canada (continued)
H2O Innovation, Inc. (A)	6,200	$13,245
Hanfeng Evergreen, Inc. (A)(C)	3,700	6
Headwater Exploration, Inc. (B)	63,768	304,395
Heroux-Devtek, Inc. (A)	9,392	94,024
HEXO Corp. (A)	736	699
High Liner Foods, Inc.	6,893	73,475
HLS Therapeutics, Inc.	2,600	8,063
Home Capital Group, Inc. (B)	13,702	438,565
Hudbay Minerals, Inc.	72,222	309,105
IAMGOLD Corp. (A)	171,967	468,713
Imperial Metals Corp. (A)	22,308	31,387
Information Services Corp.	4,400	66,932
Innergex Renewable Energy, Inc.	45,941	475,824
InPlay Oil Corp.	8,571	15,469
Interfor Corp. (A)	17,329	253,393
International Petroleum Corp. (A)	1,489	12,526
International Petroleum Corp. (Nasdaq Stockholm Exchange) (A)	25,984	215,256
Jamieson Wellness, Inc. (D)	14,063	315,964
Journey Energy, Inc. (A)	6,200	24,480
K92 Mining, Inc. (A)	12,008	53,162
KAB Distribution, Inc. (A)(C)	18,405	0
Karora Resources, Inc. (A)	39,895	132,249
K-Bro Linen, Inc.	3,186	73,624
Kelt Exploration, Ltd. (A)	56,755	221,167
Keyera Corp.	3,977	88,768
Kinaxis, Inc. (A)	1,517	202,937
Knight Therapeutics, Inc. (A)	36,489	129,022
KP Tissue, Inc.	5,100	38,884
Labrador Iron Ore Royalty Corp.	17,767	395,520
Largo, Inc. (A)(B)	6,650	24,934
Lassonde Industries, Inc., Class A	1,100	93,186
Laurentian Bank of Canada	14,755	332,273
Leon’s Furniture, Ltd.	7,854	121,093
Lightspeed Commerce, Inc. (A)	40,760	550,072
Lightstream Resources, Ltd. (A)(C)	75,972	0
Linamar Corp.	14,016	620,524
Logistec Corp., Class B	400	16,922
Lucara Diamond Corp. (A)	124,430	39,414
Lundin Gold, Inc.	26,200	331,963
MAG Silver Corp. (A)	8,282	100,604
Magellan Aerospace Corp.	8,083	45,848
Mainstreet Equity Corp. (A)	1,822	181,234
Major Drilling Group International, Inc. (A)	28,074	188,814
Mandalay Resources Corp. (A)	8,000	12,258
Manitok Energy, Inc. (A)(C)	167	0
Maple Leaf Foods, Inc.	26,533	488,246
Marathon Gold Corp. (A)	15,600	9,423
Martinrea International, Inc.	24,832	207,619
MDA, Ltd. (A)	1,077	6,791
Medical Facilities Corp.	10,930	66,023
MEG Energy Corp. (A)	57,371	866,799
Melcor Developments, Ltd.	4,800	39,850
Methanex Corp.	17,137	700,376
Morguard Corp.	1,478	111,054
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	11

	Shares	Value
Canada (continued)
MTY Food Group, Inc.	7,815	$330,792
Mullen Group, Ltd.	28,188	324,136
Neighbourly Pharmacy, Inc.	900	13,054
Neo Performance Materials, Inc.	3,800	23,122
New Gold, Inc. (A)	226,551	277,035
New Pacific Metals Corp. (A)	2,211	5,245
NFI Group, Inc.	22,816	149,081
North American Construction Group, Ltd.	9,537	173,528
Nuvei Corp. (A)(D)	1,900	59,610
NuVista Energy, Ltd. (A)	54,105	430,050
Obsidian Energy, Ltd. (A)	2,964	16,310
Onex Corp.	3,352	151,784
Optiva, Inc. (A)	500	3,738
Orbite Technologies, Inc. (A)(C)	105,500	0
Organigram Holdings, Inc. (A)	35,200	13,224
Organigram Holdings, Inc. (Nasdaq Exchange) (A)(B)	23,600	8,756
Orla Mining, Ltd. (A)	19,269	81,760
Orla Mining, Ltd. (NYSE American Exchange) (A)	11,612	49,119
Osisko Gold Royalties, Ltd.	52,043	826,171
Osisko Mining, Inc. (A)	62,228	148,522
Paramount Resources, Ltd., Class A	25,405	533,178
Parex Resources, Inc.	36,804	740,960
Park Lawn Corp.	12,127	219,045
Parkland Corp.	52,112	1,299,825
Pason Systems, Inc.	27,155	227,242
Petrus Resources, Ltd. (A)	5,912	6,576
Peyto Exploration & Development Corp. (B)	54,568	440,162
PHX Energy Services Corp.	11,019	47,485
Pieridae Energy, Ltd. (A)	12,626	4,743
Pine Cliff Energy, Ltd. (B)	23,500	22,851
Pipestone Energy Corp. (A)(B)	12,600	22,555
Pizza Pizza Royalty Corp.	9,276	98,056
Polaris Renewable Energy, Inc. (B)	7,043	72,791
Pollard Banknote, Ltd.	3,690	63,090
PolyMet Mining Corp. (A)	2,025	2,834
PrairieSky Royalty, Ltd.	61,894	1,038,634
Precision Drilling Corp. (A)	4,054	170,701
Premium Brands Holdings Corp.	13,707	1,009,724
Quarterhill, Inc.	40,708	36,885
Questerre Energy Corp., Class A (A)(B)	41,900	7,253
Real Matters, Inc. (A)	18,312	79,453
RF Capital Group, Inc. (A)	1,826	15,523
Richelieu Hardware, Ltd.	18,054	565,759
Rogers Sugar, Inc.	34,211	147,177
Roots Corp. (A)(B)	3,881	8,548
Russel Metals, Inc.	19,186	503,429
Sandstorm Gold, Ltd.	3,199	17,132
Savaria Corp. (B)	16,877	203,021
Seabridge Gold, Inc. (A)	15,351	208,299
Secure Energy Services, Inc.	90,776	393,864
ShawCor, Ltd. (A)	25,109	295,944
Sienna Senior Living, Inc. (B)	26,699	219,296
SilverCrest Metals, Inc. (A)	13,258	87,215
Sleep Country Canada Holdings, Inc. (D)	12,909	250,763
12	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Canada (continued)
SNC-Lavalin Group, Inc.	55,234	$1,289,811
Spin Master Corp. (D)	10,054	251,072
Sprott, Inc.	7,199	243,944
Stelco Holdings, Inc.	12,962	405,618
Stella-Jones, Inc.	19,006	840,884
Superior Plus Corp.	56,857	402,501
Supremex, Inc.	4,000	16,766
Taiga Building Products, Ltd. (A)	5,000	10,055
Tamarack Valley Energy, Ltd. (B)	99,174	245,469
Taseko Mines, Ltd. (A)	90,702	109,577
TELUS Corp.	10,668	202,122
TerraVest Industries, Inc.	1,900	37,132
The North West Company, Inc.	18,430	523,236
Tidewater Midstream and Infrastructure, Ltd.	97,265	62,336
Timbercreek Financial Corp. (B)	29,474	159,583
Topaz Energy Corp.	3,000	45,569
Torex Gold Resources, Inc. (A)	30,780	481,143
Total Energy Services, Inc.	14,706	94,573
Touchstone Exploration, Inc. (A)(B)	10,000	7,219
TransAlta Corp.	73,756	710,666
TransAlta Renewables, Inc.	34,439	319,909
Transcontinental, Inc., Class A	23,552	245,496
Trican Well Service, Ltd.	73,526	168,988
Tricon Residential, Inc.	70,437	566,090
Triple Flag Precious Metals Corp.	8,780	124,828
Trisura Group, Ltd. (A)	12,393	314,321
Uni-Select, Inc. (A)	15,096	519,658
Vecima Networks, Inc.	1,797	24,662
Vermilion Energy, Inc.	49,824	542,100
VersaBank	2,000	13,849
Victoria Gold Corp. (A)	4,906	31,261
Vitalhub Corp. (A)	5,800	11,023
Wajax Corp.	6,547	109,961
Wall Financial Corp.	1,600	23,573
Wesdome Gold Mines, Ltd. (A)	48,161	275,307
Western Copper & Gold Corp. (A)(B)	42,400	64,966
Western Forest Products, Inc.	105,142	78,227
Westshore Terminals Investment Corp.	14,844	341,494
Whitecap Resources, Inc.	68,432	468,312
WildBrain, Ltd. (A)(B)	20,697	27,444
Winpak, Ltd.	10,636	334,476
Yellow Pages, Ltd.	3,166	27,987
Zenith Capital Corp. (A)	5,300	901
Chile 0.0%		8,840
Marimaca Copper Corp. (A)	3,200	8,840
China 0.0%		132,154
AustAsia Group, Ltd. (A)	17,524	5,802
Bund Center Investment, Ltd.	55,500	19,290
Fosun Tourism Group (A)(D)	15,600	13,961
Goodbaby International Holdings, Ltd. (A)	162,000	12,016
KRP Development Holdings, Ltd. (A)	45,000	6,609
Xingye Alloy Materials Group, Ltd. (A)	176,000	25,184
Yangzijiang Shipbuilding Holdings, Ltd.	54,200	49,292
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	13

	Shares	Value
Cyprus 0.0%		$4,782
SD Standard ETC PLC (A)	28,377	4,782
Denmark 2.8%		16,259,526
ALK-Abello A/S (A)	37,407	443,668
Alm Brand A/S	287,180	459,875
Ambu A/S, Class B (A)	7,305	114,907
Bang & Olufsen A/S (A)	32,663	52,775
Bavarian Nordic A/S (A)(B)	22,184	595,320
Better Collective A/S (A)	8,719	177,220
Brodrene Hartmann A/S (A)	865	35,087
CBrain A/S	1,665	31,878
Chemometec A/S (A)	5,281	366,525
Columbus A/S	26,124	25,940
D/S Norden A/S	6,126	317,887
DFDS A/S	12,308	455,930
FLSmidth & Company A/S (B)	17,547	729,450
Fluegger Group A/S	225	11,965
GN Store Nord A/S (A)	13,275	331,238
H Lundbeck A/S	88,986	468,391
H Lundbeck A/S, A Shares	4,749	23,507
H+H International A/S, Class B (A)	5,314	76,205
Harboes Bryggeri A/S, Class B (A)	1,452	15,541
ISS A/S	47,231	898,251
Jeudan A/S	3,010	108,277
Jyske Bank A/S (A)	16,371	1,128,976
Matas A/S	11,335	132,981
MT Hoejgaard Holding A/S (A)	339	6,408
Netcompany Group A/S (A)(B)(D)	9,519	401,192
Nilfisk Holding A/S (A)	4,921	90,592
NKT A/S (A)(B)	13,131	788,834
NNIT A/S (A)(D)	4,314	51,521
North Media AS	2,487	21,527
NTG Nordic Transport Group A/S (A)	2,943	183,308
Parken Sport & Entertainment A/S	1,870	27,452
Per Aarsleff Holding A/S	6,442	297,661
Ringkjoebing Landbobank A/S	8,819	1,176,086
ROCKWOOL A/S, A Shares	85	20,179
ROCKWOOL A/S, B Shares	597	142,625
Royal Unibrew A/S	16,664	1,421,865
RTX A/S (A)(B)	2,997	45,837
Scandinavian Tobacco Group A/S (D)	17,106	280,986
Schouw & Company A/S	4,219	330,469
SimCorp A/S	8,435	874,175
Solar A/S, B Shares	2,054	149,657
SP Group A/S	1,662	62,896
Spar Nord Bank A/S	29,401	430,138
Sparekassen Sjaelland-Fyn A/S	3,904	100,306
Sydbank A/S	21,428	898,221
TCM Group A/S (A)	1,441	15,498
Tivoli A/S	691	75,222
Topdanmark A/S	14,308	743,420
UIE PLC	5,980	155,770
Vestjysk Bank A/S	25,591	12,547
Zealand Pharma A/S (A)	11,790	453,340
14	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Faeroe Islands 0.0%		$27,126
BankNordik P/F	1,415	27,126
Finland 2.2%		12,789,853
Aktia Bank OYJ	15,719	153,963
Alma Media OYJ	11,325	106,499
Anora Group OYJ	2,753	14,277
Apetit OYJ	1,524	19,512
Aspo OYJ	5,505	41,186
Atria OYJ	4,132	45,460
Bittium OYJ	10,462	46,746
Cargotec OYJ, B Shares	12,834	686,662
Caverion OYJ	9,892	88,594
Citycon OYJ (A)	21,062	135,650
Digia OYJ	7,562	49,842
Enento Group OYJ (A)(D)	5,041	100,278
EQ OYJ	1,165	22,236
Finnair OYJ (A)	205,747	125,883
Fiskars OYJ ABP	9,083	132,137
F-Secure OYJ	33,411	95,851
Gofore OYJ	789	20,010
Harvia OYJ	3,999	94,331
Huhtamaki OYJ	25,607	837,850
Ilkka OYJ	9,901	35,726
Incap OYJ (A)	2,230	24,014
Kamux Corp.	8,572	46,901
Kemira OYJ	33,664	535,067
Kojamo OYJ	35,149	352,816
Konecranes OYJ	15,494	579,674
Lassila & Tikanoja OYJ	9,775	105,878
Marimekko OYJ	7,820	71,603
Metsa Board OYJ, A Shares	1,067	12,084
Metsa Board OYJ, B Shares	44,791	360,384
Musti Group OYJ (A)	8,683	177,870
Nokian Renkaat OYJ	36,737	319,594
Olvi OYJ, A Shares	4,942	142,567
Oma Saastopankki OYJ	1,470	29,726
Oriola OYJ, A Shares	8,342	13,057
Oriola OYJ, B Shares	36,684	53,590
Orion OYJ, Class A	8,076	343,740
Orion OYJ, Class B	14,494	614,581
Outokumpu OYJ	97,262	532,416
Pihlajalinna OYJ (A)	2,615	26,294
Ponsse OYJ	3,645	114,897
Puuilo OYJ	1,767	13,468
QT Group OYJ (A)	3,412	306,436
Raisio OYJ, V Shares	46,629	105,081
Rapala VMC OYJ	5,592	23,851
Revenio Group OYJ	6,366	208,406
Rovio Entertainment OYJ (D)	5,163	50,894
Sanoma OYJ	21,566	160,098
Taaleri OYJ	2,201	22,540
Talenom OYJ	1,935	15,591
Teleste OYJ (A)	3,860	14,363
Terveystalo OYJ (D)	24,763	213,649
TietoEVRY OYJ	26,058	716,802
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	15

	Shares	Value
Finland (continued)
Tokmanni Group Corp.	13,828	$177,515
Uponor OYJ	16,321	481,027
Vaisala OYJ, A Shares	5,709	261,907
Valmet OYJ	44,736	1,319,011
Verkkokauppa.com OYJ	6,156	16,883
Wartsila OYJ ABP	108,176	1,230,743
WithSecure OYJ (A)	33,411	48,938
YIT OYJ	43,342	93,204
France 4.8%		28,127,827
ABC arbitrage	8,505	56,079
AKWEL	2,819	42,567
ALD SA (D)	45,013	485,787
Altamir	5,040	147,266
Alten SA	7,824	1,254,588
Assystem SA	2,021	96,191
Atos SE (A)	6,863	100,417
Aubay	2,443	120,470
Axway Software SA	2,311	52,188
Bastide le Confort Medical (A)	1,264	39,371
Beneteau SA	14,545	244,958
Bigben Interactive	4,952	27,503
Boiron SA	1,579	64,000
Bonduelle SCA	4,122	50,767
Bourbon Corp. (A)(C)	1,464	0
Burelle SA	69	33,957
Caisse Regionale de Credit Agricole Mutuel du Languedoc SCCV	121	7,124
Casino Guichard Perrachon SA (A)(B)	10,362	61,889
Catana Group	5,106	40,626
CBo Territoria	8,257	33,630
Cegedim SA	1,780	37,725
CGG SA (A)	213,187	148,684
Chargeurs SA	5,875	77,789
Cie des Alpes	7,675	117,677
Cie Plastic Omnium SA	17,801	289,215
Coface SA	37,203	516,088
Derichebourg SA	29,544	155,281
Ekinops SAS (A)	3,234	28,012
Electricite de Strasbourg SA	351	33,788
Elior Group SA (A)(D)	42,759	130,273
Elis SA	58,984	1,023,472
Equasens	1,219	100,808
Eramet SA	3,080	268,004
Etablissements Maurel et Prom SA	21,880	85,876
Eurazeo SE	11,557	790,493
Eutelsat Communications SA (B)	55,540	353,527
Exail Technologies SA (A)	519	9,813
Exel Industries, A Shares	466	25,397
Faurecia SE (A)	42,729	886,431
Fnac Darty SA	5,204	186,439
Foraco International SA (A)	20,584	25,929
Gaumont SA (A)	489	51,678
Gaztransport Et Technigaz SA	7,495	749,605
GEA	126	11,792
16	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
France (continued)
Genfit SA (A)	747	$3,015
GL Events (A)	3,354	71,449
Groupe Crit	1,108	87,736
Guerbet	1,938	34,522
Haulotte Group SA	3,951	12,987
ID Logistics Group (A)	849	227,361
Imerys SA	9,519	339,828
Infotel SA	1,413	84,294
Interparfums SA	1,987	142,262
IPSOS	16,827	824,613
Jacquet Metals SACA	3,847	75,042
JCDecaux SE (A)	19,042	387,193
Kaufman & Broad SA	4,342	119,828
Korian SA	23,528	187,276
La Francaise De L’energie Saca (A)	411	18,320
Laurent-Perrier	1,118	160,994
Lectra	6,803	195,176
Linedata Services	308	15,803
LISI	5,884	157,123
LNA Sante SA	2,041	61,053
Lumibird (A)	2,952	47,052
Maisons du Monde SA (D)	9,334	93,142
Manitou BF SA	4,533	103,285
Mersen SA	7,996	304,753
Metropole Television SA	7,648	105,768
Nacon SA (A)(B)	2,227	5,354
Neoen SA (D)	9,243	277,820
Neurones	707	29,616
Nexans SA	7,583	585,318
Nexity SA (B)	11,669	239,887
NRJ Group	6,595	46,687
Oeneo SA	4,715	71,820
OL Groupe SA (A)	3,929	12,508
OSE Immuno (A)	913	3,573
Pierre Et Vacances SA (A)	14,816	26,518
Quadient SA	10,268	188,596
Recylex SA (A)(C)	4,454	0
Rexel SA (A)	60,634	1,244,742
Robertet SA	18	16,366
Rothschild & Company (B)	10,848	536,193
Rubis SCA	27,615	755,037
Samse SA	285	62,439
Savencia SA	1,501	96,644
SCOR SE (B)	43,968	1,126,070
SEB SA	3,637	343,088
Seche Environnement SA	847	90,185
SMCP SA (A)(D)	9,812	76,968
Societe BIC SA	7,307	436,308
Societe LDC SA	493	63,279
Societe pour l’Informatique Industrielle	2,047	111,613
SOITEC (A)	6,129	861,415
Sopra Steria Group SACA	4,921	925,616
SPIE SA	40,451	1,202,836
Stef SA	1,253	139,113
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	17

	Shares	Value
France (continued)
Synergie SE	3,038	$102,580
Technip Energies NV	35,184	698,359
Television Francaise 1	12,835	89,242
Thermador Groupe	2,018	198,942
Tikehau Capital SCA (B)	9,962	252,104
Trigano SA	2,721	370,048
Ubisoft Entertainment SA (A)	23,219	660,416
Valeo (B)	61,277	1,179,211
Vallourec SA (A)	38,555	404,440
Vantiva SA (A)(B)	63,521	12,880
Verallia SA (D)	18,813	653,967
Vetoquinol SA	1,307	123,806
Vicat SA	5,979	160,005
VIEL & Cie SA	6,888	62,900
Vilmorin & Cie SA	2,003	134,132
Virbac SA	1,189	363,068
Voltalia SA (A)	2,523	40,634
Vranken-Pommery Monopole SA	923	18,652
Wavestone	2,034	97,137
Xilam Animation SA (A)	268	6,646
Gabon 0.0%		47,657
Totalenergies EP Gabon	243	47,657
Georgia 0.0%		259,045
Georgia Capital PLC (A)	5,972	60,760
TBC Bank Group PLC	6,910	198,285
Germany 5.7%		33,438,314
1&1 AG	13,559	145,086
7C Solarparken AG	13,672	56,089
Aareal Bank AG (A)	24,051	851,885
Adesso SE	836	101,687
All for One Group SE	784	34,808
Allgeier SE (B)	2,876	78,868
Amadeus Fire AG	1,891	243,144
Atoss Software AG	1,254	274,890
Aurubis AG	10,804	828,877
Auto1 Group SE (A)(D)	9,294	80,065
Basler AG	3,699	86,588
Bauer AG (A)(B)	12,007	80,258
BayWa AG	4,813	194,094
Bechtle AG	24,471	962,947
Bertrandt AG	2,111	108,270
Bijou Brigitte AG (A)	1,764	101,589
Bilfinger SE	11,198	397,371
Borussia Dortmund GmbH & Company KGaA (A)(B)	29,529	131,090
CANCOM SE	12,396	383,748
CECONOMY AG (A)	54,720	127,096
CENIT AG	2,412	31,980
Cewe Stiftung & Company KGAA	2,024	194,245
CompuGroup Medical SE & Company KGaA	8,422	449,842
CropEnergies AG	9,512	96,373
CTS Eventim AG & Company KGaA	14,030	946,226
Data Modul AG	635	41,724
18	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Germany (continued)
Dermapharm Holding SE	5,347	$268,233
Deutsche Beteiligungs AG	4,967	150,747
Deutsche Pfandbriefbank AG (D)	46,517	350,848
Deutz AG	29,998	178,658
DIC Asset AG (B)	14,590	82,923
Dr. Hoenle AG (A)	1,598	33,622
Draegerwerk AG & Company KGaA	1,163	48,200
Duerr AG	18,706	548,648
DWS Group GmbH & Company KGaA (D)	4,827	156,098
Eckert & Ziegler Strahlen- und Medizintechnik AG	4,771	202,829
Elmos Semiconductor SE	2,704	189,902
ElringKlinger AG	9,007	82,072
Encavis AG (A)	35,041	568,316
Energiekontor AG	2,118	156,062
EuroEyes International Eye Clinic, Ltd.	14,000	8,610
Evotec SE (A)	7,818	169,662
Fielmann AG	6,964	349,485
flatexDEGIRO AG (A)	9,552	90,392
FORTEC Elektronik AG	601	18,692
Fraport AG Frankfurt Airport Services Worldwide (A)	11,414	582,512
Freenet AG	39,484	970,602
Fuchs Petrolub SE	9,623	303,958
GEA Group AG	2,106	88,759
Gerresheimer AG	10,784	1,188,077
Gesco SE	3,651	96,062
GFT Technologies SE	6,077	190,988
GRENKE AG	2,025	60,197
H&R GmbH & Company KGaA	6,074	34,234
Hamburger Hafen und Logistik AG	9,289	120,737
Hawesko Holding SE	828	37,220
Heidelberger Druckmaschinen AG (A)	90,943	161,482
HelloFresh SE (A)	16,387	391,579
Hensoldt AG	10,475	334,267
HOCHTIEF AG (B)	6,930	577,908
Hornbach Holding AG & Company KGaA	3,072	217,876
HUGO BOSS AG	19,103	1,301,181
Hypoport SE (A)	650	103,724
Indus Holding AG	7,265	191,841
Instone Real Estate Group SE (D)	13,507	73,019
IVU Traffic Technologies AG	1,803	30,482
Jenoptik AG	18,413	614,802
JOST Werke SE (D)	4,614	243,732
K+S AG (B)	45,391	730,354
Kloeckner & Company Se	24,680	254,308
Koenig & Bauer AG (A)	4,359	81,129
Krones AG	4,487	502,851
KSB SE & Company KGaA	73	42,473
KWS Saat SE & Company KGaA	4,093	234,697
LANXESS AG	28,186	1,013,897
LEG Immobilien SE (A)	1,858	96,769
Leifheit AG	2,841	54,285
Manz AG (A)(B)	1,315	29,120
Mediclin AG (A)	8,179	26,176
Medigene AG (A)	6,493	11,457
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	19

	Shares	Value
Germany (continued)
Medios AG (A)	1,073	$20,086
METRO AG (A)	35,729	277,923
MLP SE	22,937	123,588
Nagarro SE (A)(B)	2,762	229,091
New Work SE	1,026	134,935
Nexus AG	4,403	256,416
Nordex SE (A)(B)	43,624	529,050
Norma Group SE	11,109	201,110
OHB SE	2,007	66,477
PATRIZIA SE	15,691	138,892
Pfeiffer Vacuum Technology AG	1,271	205,313
PNE AG	11,941	181,110
Progress-Werk Oberkirch AG	386	12,464
ProSiebenSat.1 Media SE	61,649	501,179
PSI Software AG	3,728	132,345
PVA TePla AG (A)	5,294	106,818
q.beyond AG (A)	10,199	7,437
R Stahl AG (A)	823	20,223
Rational AG	167	112,239
SAF-Holland SE	11,092	142,429
Salzgitter AG	11,524	375,404
Scout24 SE (D)	3,203	205,761
Secunet Security Networks AG	413	87,720
SGL Carbon SE (A)(B)	17,099	155,214
Siltronic AG	4,840	417,008
Sirius Real Estate, Ltd.	298,315	304,302
Sixt SE	4,442	488,698
SMA Solar Technology AG (A)(B)	2,663	287,223
Software AG	17,078	603,267
Stabilus SE	8,657	517,277
STRATEC SE	2,035	123,632
Stroeer SE & Company KGaA	9,415	457,404
Suedzucker AG	22,841	393,115
SUESS MicroTec SE	6,541	173,557
Surteco Group SE	2,163	46,298
Synlab AG	2,086	20,139
Syzygy AG	471	2,616
TAG Immobilien AG (A)	46,798	375,991
Takkt AG	11,895	176,425
TeamViewer SE (A)(D)	44,499	698,374
Technotrans SE	2,893	77,936
thyssenkrupp AG	115,166	794,725
Traffic Systems SE	2,239	70,429
United Internet AG	4,975	71,668
USU Software AG	468	12,379
Varta AG (B)	4,004	63,032
VERBIO Vereinigte BioEnergie AG	7,196	256,647
Vitesco Technologies Group AG (A)	4,520	294,380
Vivoryon Therapeutics NV (A)	1,006	15,763
Vossloh AG	3,151	133,690
Wacker Neuson SE	10,307	226,727
Washtec AG	4,217	162,392
Westwing Group SE (A)	3,087	28,292
Wuestenrot & Wuerttembergische AG	8,786	148,647
20	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Germany (continued)
Zeal Network SE	2,720	$97,463
Gibraltar 0.0%		97,340
888 Holdings PLC (A)	111,653	97,340
Greece 0.0%		73,617
Alapis Holding Industrial and Commercial SA of Pharmaceutical Chemical Products (A)(C)	1,810	36
Okeanis Eco Tankers Corp. (A)(D)	3,343	73,581
TT Hellenic Postbank SA (A)(C)	20,725	0
Greenland 0.0%		27,438
GronlandsBANKEN A/S	313	27,438
Hong Kong 2.0%		11,981,630
3D-Gold Jewellery Holdings, Ltd. (A)(C)	310,000	0
Aeon Credit Service Asia Company, Ltd.	60,000	40,245
Aidigong Maternal & Child Health, Ltd. (A)	588,000	31,175
Allied Group, Ltd.	360,000	74,575
Analogue Holdings, Ltd.	44,000	7,461
APAC Resources, Ltd.	218,605	27,345
Apollo Future Mobility Group, Ltd. (A)	1,040,000	11,552
Asia Financial Holdings, Ltd.	94,000	40,188
Asia Standard International Group, Ltd. (A)	236,000	17,792
ASMPT, Ltd.	81,900	697,027
Associated International Hotels, Ltd.	26,000	29,522
BOCOM International Holdings Company, Ltd.	346,000	19,459
Bright Smart Securities & Commodities Group, Ltd.	132,000	25,987
Brightoil Petroleum Holdings, Ltd. (A)(C)	563,000	62,013
Build King Holdings, Ltd.	150,000	19,508
Burwill Holdings, Ltd. (A)(C)	1,216,000	4,969
Cafe de Coral Holdings, Ltd.	100,000	124,135
Century City International Holdings, Ltd. (A)	452,000	16,130
Chen Hsong Holdings	40,000	8,472
Chevalier International Holdings, Ltd.	45,524	40,099
China Baoli Technologies Holdings, Ltd. (A)	51,750	402
China Best Group Holding, Ltd. (A)	210,000	6,962
China Energy Development Holdings, Ltd. (A)	2,938,000	28,160
China Motor Bus Company, Ltd.	6,400	57,302
China Solar Energy Holdings, Ltd. (A)(C)	127,000	0
China Star Entertainment, Ltd. (A)	488,000	48,583
Chinese Estates Holdings, Ltd. (A)	183,500	56,277
Chinney Investments, Ltd.	36,000	5,195
Chow Sang Sang Holdings International, Ltd.	107,000	125,210
Chuang’s China Investments, Ltd.	210,000	5,982
Chuang’s Consortium International, Ltd.	340,021	25,173
CITIC Telecom International Holdings, Ltd.	476,000	178,167
CMBC Capital Holdings, Ltd.	42,750	7,333
C-MER Eye Care Holdings, Ltd. (A)	114,000	56,084
Convoy Global Holdings, Ltd. (A)(C)	630,000	9,091
Cowell e Holdings, Inc. (A)	69,000	159,531
Crystal International Group, Ltd. (D)	51,500	17,369
CSC Holdings, Ltd. (A)	4,597,500	20,552
CSI Properties, Ltd.	1,976,333	35,917
Dah Sing Banking Group, Ltd.	137,648	101,183
Dah Sing Financial Holdings, Ltd.	46,744	116,936
Dickson Concepts International, Ltd.	63,500	34,032
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	21

	Shares	Value
Hong Kong (continued)
Digital Domain Holdings, Ltd. (A)	190,000	$6,315
DMX Technologies Group, Ltd. (A)(C)	34,000	0
Dynamic Holdings, Ltd.	44,000	59,949
Eagle Nice International Holdings, Ltd.	46,000	26,140
EC Healthcare	82,000	43,979
EcoGreen International Group, Ltd. (A)(C)	76,000	16,597
EganaGoldpfeil Holdings, Ltd. (A)(C)	131,750	0
Emperor International Holdings, Ltd.	508,250	35,064
Emperor Watch & Jewellery, Ltd.	1,270,000	26,294
ENM Holdings, Ltd. (A)	368,000	21,660
Esprit Holdings, Ltd. (A)	525,375	36,232
Fairwood Holdings, Ltd.	30,500	42,863
Far East Consortium International, Ltd.	400,275	101,224
First Pacific Company, Ltd.	618,000	231,279
Fountain SET Holdings, Ltd. (A)	188,000	15,368
FSE Lifestyle Services, Ltd.	13,000	9,996
Fullwealth International Group Holdings, Ltd. (A)	40,000	2,143
Genting Hong Kong, Ltd. (A)	550,000	110
Giordano International, Ltd.	355,708	91,368
Glorious Sun Enterprises, Ltd.	146,000	13,800
Gold Peak Technology Group, Ltd. (A)	90,000	6,208
Golden Resources Development International, Ltd.	298,000	29,673
Gold-Finance Holdings, Ltd. (A)(C)	214,000	0
Good Resources Holdings, Ltd. (A)(C)	270,000	807
GR Properties, Ltd. (A)	184,000	21,872
Great Eagle Holdings, Ltd.	63,874	119,864
G-Resources Group, Ltd.	178,080	40,975
Guotai Junan International Holdings, Ltd.	744,600	57,059
Haitong International Securities Group, Ltd. (A)	715,316	60,285
Hang Lung Group, Ltd.	197,000	293,441
Hanison Construction Holdings, Ltd.	143,631	19,077
Harbour Centre Development, Ltd. (A)	37,500	34,699
HKBN, Ltd.	216,000	138,615
HKR International, Ltd.	361,840	101,703
Hon Kwok Land Investment Company, Ltd.	64,000	15,921
Hong Kong Ferry Holdings Company, Ltd.	64,000	58,475
Hong Kong Technology Venture Company, Ltd.	130,000	70,565
Hong Kong Technology Venture Company, Ltd., ADR	1,717	18,458
Hongkong Chinese, Ltd.	224,000	12,866
Hsin Chong Group Holdings, Ltd. (A)(C)	736,000	32,897
Hutchison Port Holdings Trust	1,122,600	205,377
Hutchison Telecommunications Hong Kong Holdings, Ltd.	516,000	79,040
Hysan Development Company, Ltd.	160,000	405,682
Imagi International Holdings, Ltd. (A)	69,281	2,783
International Housewares Retail Company, Ltd.	95,000	34,587
IPE Group, Ltd. (A)	220,000	14,063
IRC, Ltd. (A)	1,194,000	13,571
ITC Properties Group, Ltd.	136,252	17,069
Jacobson Pharma Corp., Ltd.	176,000	21,590
Johnson Electric Holdings, Ltd.	114,253	139,989
K Wah International Holdings, Ltd.	295,000	97,185
Kader Holdings Company, Ltd. (A)	14,000	787
Karrie International Holdings, Ltd.	180,000	18,376
Keck Seng Investments Hong Kong, Ltd.	19,000	6,441
22	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Hong Kong (continued)
Kerry Logistics Network, Ltd.	100,500	$116,823
Kerry Properties, Ltd.	143,000	312,264
Kingmaker Footwear Holdings, Ltd.	54,000	5,517
Kowloon Development Company, Ltd.	106,000	115,244
Kwoon Chung Bus Holdings, Ltd. (A)	20,000	4,746
Lai Sun Development Company, Ltd. (A)	127,179	23,076
Lai Sun Garment International, Ltd. (A)	70,269	13,107
Langham Hospitality Investments, Ltd.	390,250	46,849
Lerthai Group, Ltd. (A)(C)	18,000	2,046
Lippo China Resources, Ltd.	1,028,000	11,425
Lippo, Ltd.	31,250	7,519
Liu Chong Hing Investment, Ltd.	76,000	56,593
Luk Fook Holdings International, Ltd.	97,000	264,926
Lung Kee Bermuda Holdings, Ltd.	48,000	12,248
Man Wah Holdings, Ltd.	374,000	245,218
Mandarin Oriental International, Ltd. (A)	48,800	81,852
Mason Group Holdings, Ltd. (A)	9,029,000	32,299
Melco International Development, Ltd. (A)	199,000	183,442
MH Development, Ltd. (A)(C)	124,000	8,266
Midland Holdings, Ltd. (A)	54,000	4,898
Miramar Hotel & Investment	86,000	125,975
Modern Dental Group, Ltd.	107,000	32,154
National Electronics Holdings	88,000	9,669
National United Resources Holdings, Ltd. (A)	109,000	1,281
Nissin Foods Company, Ltd.	91,000	79,051
NWS Holdings, Ltd.	331,000	272,891
Oriental Watch Holdings	134,378	73,787
Oshidori International Holdings, Ltd. (A)	1,540,200	46,821
Pacific Andes International Holdings, Ltd. (A)(C)	2,171,305	0
Pacific Basin Shipping, Ltd.	1,377,000	402,322
Pacific Century Premium Developments, Ltd. (A)	32,400	1,305
Pacific Textiles Holdings, Ltd.	270,000	78,628
Paliburg Holdings, Ltd. (A)	101,380	20,688
Paradise Entertainment, Ltd. (A)	176,000	19,345
PC Partner Group, Ltd.	56,000	30,308
PCCW, Ltd.	876,773	447,847
Peace Mark Holdings, Ltd. (A)(C)	180,000	0
Perfect Medical Health Management, Ltd.	121,000	50,375
Pico Far East Holdings, Ltd.	254,000	41,200
Playmates Holdings, Ltd.	640,000	52,282
Plover Bay Technologies, Ltd.	88,000	24,615
PT International Development Company, Ltd. (A)	453,327	2,844
Public Financial Holdings, Ltd.	126,000	35,072
Realord Group Holdings, Ltd. (A)	30,000	20,459
Regal Hotels International Holdings, Ltd. (A)	117,200	44,313
Regina Miracle International Holdings, Ltd. (D)	67,000	22,793
SAS Dragon Holdings, Ltd.	84,000	35,216
SEA Holdings, Ltd.	68,484	18,113
Shangri-La Asia, Ltd. (A)	298,000	223,115
Shun Tak Holdings, Ltd. (A)	455,250	68,673
Singamas Container Holdings, Ltd.	270,000	18,953
SJM Holdings, Ltd. (A)(B)	675,000	273,333
SmarTone Telecommunications Holdings, Ltd.	73,089	41,615
Solomon Systech International, Ltd.	266,000	15,810
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	23

	Shares	Value
Hong Kong (continued)
Soundwill Holdings, Ltd.	39,500	$33,698
Stella International Holdings, Ltd.	131,000	125,504
Sun Hung Kai & Company, Ltd.	129,318	47,262
SUNeVision Holdings, Ltd.	173,000	92,765
TAI Cheung Holdings, Ltd.	115,000	53,761
Tan Chong International, Ltd.	63,000	13,528
Television Broadcasts, Ltd. (A)	105,800	60,279
Texhong International Group, Ltd.	42,000	29,196
Texwinca Holdings, Ltd.	264,000	36,783
The Bank of East Asia, Ltd.	127,708	159,917
The Hongkong & Shanghai Hotels, Ltd. (A)	116,523	103,623
Town Health International Medical Group, Ltd.	308,000	11,228
Tradelink Electronic Commerce, Ltd.	186,000	20,420
Transport International Holdings, Ltd.	86,278	111,021
United Laboratories International Holdings, Ltd.	308,500	272,340
Up Energy Development Group, Ltd. (A)(C)	898,000	1,479
Upbest Group, Ltd.	8,000	643
Value Partners Group, Ltd.	295,000	82,585
Valuetronics Holdings, Ltd.	125,150	49,044
Vedan International Holdings, Ltd. (A)	168,000	9,668
Vitasoy International Holdings, Ltd. (B)	194,000	317,455
VPower Group International Holdings, Ltd. (A)(D)	201,361	9,762
VSTECS Holdings, Ltd.	188,400	95,658
VTech Holdings, Ltd.	41,800	251,002
Wai Kee Holdings, Ltd. (A)	72,000	13,253
Wang On Group, Ltd. (A)	1,780,000	9,114
Wealthking Investments, Ltd. (A)	376,000	20,649
Wing On Company International, Ltd.	28,000	45,801
Wing Tai Properties, Ltd.	118,000	49,786
YTO International Express & Supply Chain Technology, Ltd.	30,000	6,021
Yue Yuen Industrial Holdings, Ltd.	218,000	267,462
Yunfeng Financial Group, Ltd. (A)	46,000	6,650
Zensun Enterprises, Ltd. (A)	107,000	6,975
Zhaobangji Properties Holdings, Ltd. (A)	632,000	24,611
Ireland 0.9%		5,377,519
AIB Group PLC	26,585	109,901
Bank of Ireland Group PLC	312,684	2,954,790
C&C Group PLC (A)	134,047	242,714
Cairn Homes PLC	93,903	104,975
COSMO Pharmaceuticals NV	2,339	122,482
Dalata Hotel Group PLC (A)	22,181	101,636
FBD Holdings PLC	7,166	94,940
Glanbia PLC	39,122	566,912
Glenveagh Properties PLC (A)(D)	59,988	66,506
Grafton Group PLC, CHESS Depositary Interest	65,373	662,413
Greencore Group PLC (A)	174,148	173,846
Hostelworld Group PLC (A)(D)	23,274	35,001
Irish Continental Group PLC	20,593	98,740
Permanent TSB Group Holdings PLC (A)	16,886	42,663
Isle of Man 0.1%		610,947
Playtech PLC (A)	76,705	574,961
Strix Group PLC	29,122	35,986
24	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Israel 1.1%		$6,524,272
Abra Information Technologies, Ltd. (A)	12,456	10,642
Adgar Investment and Development, Ltd.	21,013	23,820
Afcon Holdings, Ltd. (A)	677	16,863
AFI Properties, Ltd. (A)	4,473	124,251
Africa Israel Residences, Ltd.	1,267	55,435
Airport City, Ltd. (A)	1	7
Allot, Ltd. (A)	10,164	26,680
Alrov Properties and Lodgings, Ltd.	2,069	96,752
Arad, Ltd.	2,993	40,600
Ashtrom Group, Ltd.	4,885	68,061
AudioCodes, Ltd.	5,373	46,047
Aura Investments, Ltd.	38,484	56,890
Automatic Bank Services, Ltd.	2,098	7,884
Avgol Industries 1953, Ltd. (A)(B)	33,538	13,752
Azorim-Investment Development & Construction Company, Ltd. (A)	18,584	45,438
Bet Shemesh Engines Holdings 1997, Ltd. (A)	2,169	54,383
BioLine RX, Ltd. (A)	56,614	5,604
Blue Square Real Estate, Ltd.	1,082	61,218
Camtek, Ltd. (A)	1,190	35,370
Carasso Motors, Ltd.	10,045	49,992
Cellcom Israel, Ltd. (A)	28,310	110,445
Ceragon Networks, Ltd. (A)	14,289	25,577
Clal Biotechnology Industries, Ltd. (A)	0	0
Clal Insurance Enterprises Holdings, Ltd. (A)	14,804	209,465
Compugen, Ltd. (A)	2,812	2,889
Danel Adir Yeoshua, Ltd.	1,164	67,110
Delek Automotive Systems, Ltd.	14,507	106,835
Delta Galil, Ltd.	2,564	96,592
Delta Israel Brands, Ltd.	611	6,360
Dor Alon Energy in Israel 1988, Ltd.	2,265	44,929
Electra Consumer Products 1970, Ltd.	2,312	58,576
Electra Real Estate, Ltd.	5,828	64,140
Ellomay Capital, Ltd. (A)	420	6,966
Elron Ventures, Ltd.	7,485	9,533
Energix-Renewable Energies, Ltd.	1	2
Equital, Ltd. (A)	6,322	160,511
First International Bank of Israel, Ltd.	1	23
FMS Enterprises Migun, Ltd.	748	24,176
Formula Systems 1985, Ltd.	2,659	183,694
Fox Wizel, Ltd.	1,196	90,442
Gav-Yam Lands Corp., Ltd.	24,744	171,053
Gilat Satellite Networks, Ltd. (A)	5,281	27,939
Gilat Satellite Networks, Ltd. (New York Stock Exchange) (A)	759	3,977
Globrands, Ltd.	85	9,822
Hamat Group, Ltd. (A)	3,347	11,689
Hilan, Ltd.	3,350	149,787
IDI Insurance Company, Ltd.	2,440	53,989
IES Holdings, Ltd. (A)	762	57,493
Ilex Medical, Ltd.	1,319	26,642
Inrom Construction Industries, Ltd.	29,233	103,864
Isracard, Ltd.	37,464	155,684
Israel Canada T.R, Ltd.	28,087	52,867
Israel Land Development Company, Ltd.	5,117	34,966
Isras Investment Company, Ltd.	423	74,315
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	25

	Shares	Value
Israel (continued)
Issta, Ltd.	1,875	$37,304
Kamada, Ltd. (A)	7,673	37,146
Kardan Real Estate Enterprise & Development, Ltd.	5,870	5,807
Kerur Holdings, Ltd.	1,291	27,606
Klil Industries, Ltd.	300	14,374
Levinstein Properties, Ltd.	1,350	25,400
M Yochananof & Sons, Ltd.	1,229	56,373
Magic Software Enterprises, Ltd.	6,930	83,727
Malam - Team, Ltd.	2,400	38,905
Matrix IT, Ltd.	2,804	52,102
Maytronics, Ltd.	2,944	35,097
Mediterranean Towers, Ltd.	22,244	45,882
Mega Or Holdings, Ltd.	5,739	103,222
Mehadrin, Ltd. (A)	167	5,440
Meitav Investment House, Ltd. (A)	8,133	28,865
Menora Mivtachim Holdings, Ltd.	6,228	128,773
Meshulam Levinstein Contracting & Engineering, Ltd.	125	9,057
Migdal Insurance & Financial Holdings, Ltd.	61,896	67,162
Mivne Real Estate KD, Ltd.	1	2
Mivtach Shamir Holdings, Ltd. (A)	1,455	32,832
Mizrahi Tefahot Bank, Ltd.	1	22
Naphtha Israel Petroleum Corp., Ltd.	12,008	51,108
Nawi Brothers, Ltd.	4,915	35,585
Neto Malinda Trading, Ltd. (A)	532	9,016
Neto ME Holdings, Ltd. (A)	616	13,468
Novolog, Ltd.	76,556	34,425
Oil Refineries, Ltd.	591,341	158,845
One Software Technologies, Ltd.	9,249	113,595
Palram Industries 1990, Ltd.	2,911	18,860
Partner Communications Company, Ltd. (A)	36,837	148,481
Paz Oil Company, Ltd. (A)	2,625	274,960
Peninsula Group, Ltd.	11,513	5,578
Perion Network, Ltd. (A)	9,594	296,599
Plasson Industries, Ltd.	710	32,778
Plus500, Ltd.	30,141	541,637
Prashkovsky Investments and Construction, Ltd.	929	19,226
Priortech, Ltd. (A)	2,299	42,304
Rami Levy Chain Stores Hashikma Marketing 2006, Ltd.	1,831	110,469
Raval Ics, Ltd.	11,596	12,154
Sano-Brunos Enterprises, Ltd.	577	34,608
Scope Metals Group, Ltd. (A)	2,284	81,199
Shikun & Binui, Ltd. (A)	1	1
Summit Real Estate Holdings, Ltd.	10,195	129,578
Suny Cellular Communication, Ltd.	18,682	7,059
Tadiran Group, Ltd.	651	49,122
Tamar Petroleum, Ltd. (D)	16,837	46,729
Tel Aviv Stock Exchange, Ltd. (A)	15,875	77,592
Telsys, Ltd.	899	58,909
Tera Light, Ltd. (A)	9,239	13,440
Tiv Taam Holdings 1, Ltd.	11,851	19,932
Tower Semiconductor, Ltd. (A)	1	26
Tremor International, Ltd. (A)(B)	17,934	62,582
Tremor International, Ltd., ADR (A)	1,500	10,320
Victory Supermarket Chain, Ltd.	2,484	26,096
26	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Israel (continued)
YD More Investments, Ltd.	4,219	$11,143
YH Dimri Construction & Development, Ltd.	1,740	99,709
Italy 3.8%		22,573,027
A2A SpA	449,642	747,156
ACEA SpA	13,366	193,166
Aeffe SpA (A)(B)	16,597	21,069
Anima Holding SpA (D)	79,382	276,883
Aquafil SpA	5,089	20,678
Arnoldo Mondadori Editore SpA	41,391	81,378
Ascopiave SpA	22,706	58,913
Avio SpA (A)	6,136	63,075
Azimut Holding SpA	32,492	648,665
Banca Generali SpA	17,982	556,452
Banca IFIS SpA	9,421	141,541
Banca Mediolanum SpA	43,425	367,719
Banca Popolare di Sondrio SpA	185,374	696,794
Banca Profilo SpA	121,842	27,506
Banca Sistema SpA (D)	14,130	16,958
Banco BPM SpA	506,125	1,990,124
Banco di Desio e della Brianza SpA	13,389	48,033
BasicNet SpA	3,403	20,210
BFF Bank SpA (D)	2,326	24,158
Biesse SpA	1,347	16,929
BPER Banca (B)	303,316	780,147
Brembo SpA	42,382	644,984
Brunello Cucinelli SpA	10,679	925,980
Buzzi SpA	29,399	673,502
Cairo Communication SpA	21,855	37,837
Carel Industries SpA (D)	9,561	266,119
Cementir Holding NV	17,059	129,202
CIR SpA-Compagnie Industriali (A)	284,178	111,256
Credito Emiliano SpA	37,888	261,903
Danieli & C Officine Meccaniche SpA	4,189	100,962
Danieli & C Officine Meccaniche SpA, Savings Shares	11,575	210,042
De’ Longhi SpA	19,511	382,774
Digital Bros SpA	631	11,958
doValue SpA (D)	11,526	50,447
Elica SpA	10,005	28,732
Emak SpA	21,737	24,955
Enav SpA (D)	29,762	125,953
Equita Group SpA	6,950	27,809
ERG SpA	4,385	120,666
Esprinet SpA	11,933	75,405
Eurotech SpA (A)	9,022	28,996
Fila SpA	3,770	31,886
Fincantieri SpA (A)(B)	165,161	92,227
FNM SpA (A)	72,366	34,051
Garofalo Health Care SpA (A)	6,031	25,655
Gefran SpA	1,600	16,262
Geox SpA (A)	22,422	21,715
Gruppo MutuiOnline SpA	9,259	284,770
Hera SpA	263,262	825,369
Illimity Bank SpA (B)	18,559	123,513
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	27

	Shares	Value
Italy (continued)
IMMSI SpA	75,963	$38,785
Interpump Group SpA	17,644	952,299
Iren SpA	217,224	434,277
Italgas SpA	161,459	921,662
Italmobiliare SpA	5,244	136,022
Iveco Group NV (A)	52,824	396,850
KME Group SpA (A)	66,972	69,293
Leonardo SpA	125,939	1,355,251
LU-VE SpA	2,562	81,895
Maire Tecnimont SpA	49,836	179,420
MFE-MediaForEurope NV, Class A	230,009	109,166
MFE-MediaForEurope NV, Class B	89,755	62,116
Newlat Food SpA (A)	1,582	9,292
Openjobmetis SpA Agenzia per il Lavoro	4,189	42,726
Orsero SpA	2,504	34,322
OVS SpA (D)	75,854	199,320
Pharmanutra SpA	1,031	65,267
Piaggio & C SpA	59,218	228,854
Piovan SpA (D)	1,138	12,033
Pirelli & C. SpA (D)	109,418	518,350
RAI Way SpA (D)	34,478	196,826
Reply SpA	7,043	765,339
Rizzoli Corriere Della Sera Mediagroup SpA	44,608	33,898
Sabaf SpA (A)	2,928	47,414
SAES Getters SpA, Savings Shares	2,176	64,380
Safilo Group SpA (A)	50,543	64,224
Salvatore Ferragamo SpA (B)	15,561	251,706
Sanlorenzo SpA/Ameglia	454	18,062
Saras SpA (B)	186,965	218,629
Sesa SpA	2,594	300,188
SOL SpA	11,563	317,914
Tamburi Investment Partners SpA	29,605	279,462
Technogym SpA (D)	41,738	382,925
Telecom Italia SpA (A)	68,484	18,204
Tinexta SpA	8,122	151,252
TXT e-solutions SpA	3,737	85,304
Unieuro SpA (B)(D)	5,335	58,411
Unipol Gruppo SpA	112,112	561,579
UnipolSai Assicurazioni SpA	60,276	143,110
Webuild SpA (B)	63,047	122,533
Wiit SpA	587	12,436
Zignago Vetro SpA	8,446	139,547
Japan 23.8%		140,509,629
&Do Holdings Company, Ltd.	2,600	21,176
A&D HOLON Holdings Company, Ltd.	6,900	80,582
Access Company, Ltd. (A)	7,400	58,511
Achilles Corp.	3,200	31,746
AD Works Group Company, Ltd.	10,540	15,265
Adastria Company, Ltd.	6,340	126,061
ADEKA Corp.	25,191	440,849
Ad-sol Nissin Corp.	2,800	34,465
Adtec Plasma Technology Company, Ltd.	1,400	16,074
Advan Group Company, Ltd.	7,300	48,718
28	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Japan (continued)
Advance Create Company, Ltd.	3,200	$25,475
Advanced Media, Inc.	1,400	17,117
Adventure, Inc.	600	38,541
Aeon Delight Company, Ltd.	6,300	133,228
Aeon Fantasy Company, Ltd.	2,200	55,431
AEON Financial Service Company, Ltd.	3,400	28,974
Aeon Hokkaido Corp.	7,700	45,291
Aeon Kyushu Company, Ltd.	900	14,850
AFC-HD AMS Life Science Company, Ltd.	3,000	16,685
Agro-Kanesho Company, Ltd.	2,800	31,223
AGS Corp.	1,400	6,921
Ahresty Corp.	9,400	40,218
Ai Holdings Corp.	10,900	177,600
Aica Kogyo Company, Ltd.	15,200	321,465
Aichi Corp.	9,000	53,141
Aichi Financial Group, Inc.	11,390	173,166
Aichi Steel Corp.	4,100	73,851
Aichi Tokei Denki Company, Ltd.	3,300	35,494
Aida Engineering, Ltd.	15,200	95,031
Aiful Corp.	58,500	137,924
Ain Holdings, Inc.	7,400	299,468
Ainavo Holdings Company, Ltd.	2,400	18,549
Aiphone Company, Ltd.	3,500	55,092
Airport Facilities Company, Ltd.	9,200	34,875
Airtrip Corp.	4,600	86,069
Aisan Industry Company, Ltd.	10,600	73,671
AIT Corp.	2,300	26,722
Aizawa Securities Group Company, Ltd.	7,900	41,946
Ajis Company, Ltd.	1,600	25,118
Akatsuki Corp.	6,800	16,244
Akatsuki, Inc.	3,000	45,116
Akebono Brake Industry Company, Ltd. (A)	25,300	23,192
Albis Company, Ltd.	2,200	36,995
Alconix Corp.	8,400	78,147
Alinco, Inc.	5,400	37,039
Alleanza Holdings Company, Ltd.	2,600	18,287
Allied Architects, Inc. (A)	2,400	6,976
Allied Telesis Holdings KK (A)	9,200	7,058
Alpen Company, Ltd.	5,400	75,741
Alpha Corp.	2,500	18,639
AlphaPolis Company, Ltd. (A)	1,100	21,444
Alps Alpine Company, Ltd.	19,600	172,733
Alps Logistics Company, Ltd.	6,000	55,867
Altech Corp.	5,730	114,310
Amano Corp.	16,200	336,214
Amiyaki Tei Company, Ltd.	1,000	24,415
Amuse, Inc.	3,900	48,771
Amvis Holdings, Inc.	1,000	21,651
Anabuki Kosan, Inc.	1,000	15,667
Anest Iwata Corp.	10,300	78,323
AnGes, Inc. (A)	6,300	5,655
Anicom Holdings, Inc.	22,100	93,576
Anritsu Corp.	42,200	363,132
AOI Electronics Company, Ltd.	1,600	20,546
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	29

	Shares	Value
Japan (continued)
AOKI Holdings, Inc.	12,500	$73,973
Aoki Super Company, Ltd.	600	10,448
Aoyama Trading Company, Ltd.	15,100	138,014
Aoyama Zaisan Networks Company, Ltd.	5,700	40,421
Aozora Bank, Ltd. (B)	1,700	30,957
Arakawa Chemical Industries, Ltd.	5,800	40,110
Arata Corp.	4,900	159,502
Araya Industrial Company, Ltd.	1,200	18,083
Arcland Service Holdings Company, Ltd.	5,300	111,732
ARCLANDS Corp.	1,300	14,673
Arcs Company, Ltd.	12,784	215,407
Ardepro Company, Ltd.	6,079	16,476
Arealink Company, Ltd.	3,100	48,117
Argo Graphics, Inc.	5,500	156,101
Arisawa Manufacturing Company, Ltd.	9,500	73,350
ARTERIA Networks Corp.	8,100	114,189
Artiza Networks, Inc.	2,400	16,327
Artnature, Inc.	6,300	33,234
Aruhi Corp.	3,200	22,489
As One Corp.	3,800	144,688
Asahi Broadcasting Group Holdings Corp.	4,000	18,417
Asahi Company, Ltd.	5,200	46,285
Asahi Diamond Industrial Company, Ltd.	14,000	81,454
Asahi Holdings, Inc.	23,000	310,416
Asahi Intelligence Service Company, Ltd.	600	5,071
Asahi Kogyosha Company, Ltd.	2,600	42,986
Asahi Net, Inc.	6,800	29,435
Asahi Printing Company, Ltd.	3,100	19,444
Asahi Yukizai Corp.	4,000	106,707
Asanuma Corp.	4,600	102,789
Asax Company, Ltd.	4,100	17,933
Ascentech KK	2,000	8,952
Ashimori Industry Company, Ltd.	1,599	19,314
Asia Pile Holdings Corp.	11,600	49,394
ASKA Pharmaceutical Holdings Company, Ltd.	8,200	71,204
ASKUL Corp.	12,400	160,456
Astena Holdings Company, Ltd.	12,400	38,226
Asti Corp.	700	13,704
Atled Corp.	600	6,028
Atrae, Inc. (A)	5,800	30,310
Aucnet, Inc.	3,600	43,326
Autobacs Seven Company, Ltd.	20,600	218,790
Avant Group Corp.	7,100	69,479
Avantia Company, Ltd.	5,700	33,406
Avex, Inc.	9,900	106,122
Axial Retailing, Inc.	5,800	140,681
Axxzia, Inc. (A)	1,300	10,985
Axyz Company, Ltd.	500	11,121
AZ-COM MARUWA Holdings, Inc.	12,100	177,288
Bando Chemical Industries, Ltd.	9,500	85,234
Bank of the Ryukyus, Ltd.	15,300	98,523
Base Company, Ltd.	1,800	71,008
Beauty Garage, Inc.	1,100	28,209
Belc Company, Ltd.	3,400	143,568
30	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Japan (continued)
Bell System24 Holdings, Inc.	10,500	$103,881
Belluna Company, Ltd.	16,400	80,266
Benesse Holdings, Inc.	18,300	231,138
Bengo4.com, Inc. (A)	2,000	48,280
Bic Camera, Inc. (B)	24,900	186,613
BML, Inc.	6,700	145,892
Bookoff Group Holdings, Ltd. (B)	2,900	25,647
Bourbon Corp.	2,600	39,454
BP Castrol KK	2,600	16,186
Br. Holdings Corp.	9,900	26,325
BrainPad, Inc. (A)	5,100	27,986
Broadband Tower, Inc.	8,800	8,639
Broccoli Company, Ltd.	1,600	17,183
Bull-Dog Sauce Company, Ltd.	2,800	39,296
Bunka Shutter Company, Ltd.	18,000	141,141
Business Brain Showa-Ota, Inc.	2,300	35,599
Business Engineering Corp.	1,500	35,017
BuySell Technologies Company, Ltd.	500	18,491
C Uyemura & Company, Ltd.	3,600	185,992
CAC Holdings Corp.	4,400	53,941
Canare Electric Company, Ltd.	1,500	13,836
Canon Electronics, Inc.	6,500	86,626
Careerlink Company, Ltd.	1,500	29,427
Carenet, Inc.	4,800	28,012
Carlit Holdings Company, Ltd.	7,200	36,133
Carta Holdings, Inc.	2,400	22,412
Casa, Inc.	2,200	13,602
Cawachi, Ltd.	4,000	61,934
CellSource Company, Ltd. (A)	1,800	33,264
Celsys, Inc.	10,300	61,298
Central Automotive Products, Ltd.	3,600	81,047
Central Glass Company, Ltd.	7,486	161,572
Central Security Patrols Company, Ltd.	2,600	50,625
Central Sports Company, Ltd.	2,400	41,507
Ceres, Inc.	2,700	20,719
Change Holdings, Inc.	4,800	69,322
Charm Care Corp. KK	5,400	46,300
Chilled & Frozen Logistics Holdings Company, Ltd.	6,200	52,492
Chino Corp.	2,500	39,259
Chiyoda Company, Ltd.	7,200	42,887
Chiyoda Corp. (A)	48,400	120,550
Chiyoda Integre Company, Ltd.	3,100	50,147
Chofu Seisakusho Company, Ltd.	5,700	96,052
Chori Company, Ltd.	4,400	80,569
Chubu Shiryo Company, Ltd.	7,800	59,154
Chudenko Corp.	7,000	109,082
Chuetsu Pulp & Paper Company, Ltd.	3,300	28,211
Chugai Ro Company, Ltd.	2,400	33,715
Chugin Financial Group, Inc.	40,200	246,041
Chugoku Marine Paints, Ltd.	11,600	86,995
Chuo Gyorui Company, Ltd.	300	6,421
Chuo Spring Company, Ltd.	6,400	31,371
Chuo Warehouse Company, Ltd.	2,600	18,885
CI Takiron Corp.	13,700	51,066
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	31

	Shares	Value
Japan (continued)
Citizen Watch Company, Ltd.	72,700	$445,621
CKD Corp.	15,100	229,083
CK-San-Etsu Company, Ltd.	800	22,960
Cleanup Corp.	7,100	32,801
CMC Corp.	1,600	15,603
CMIC Holdings Company, Ltd.	3,400	47,995
CMK Corp.	10,800	34,239
COLOPL, Inc.	17,900	85,182
Colowide Company, Ltd.	22,400	319,160
Computer Engineering & Consulting, Ltd.	1,800	18,166
Computer Institute of Japan, Ltd.	12,240	44,544
Comture Corp.	8,100	119,464
COOKPAD, Inc. (A)	7,200	9,133
Core Corp.	2,100	25,010
Corona Corp.	5,000	30,825
Cosel Company, Ltd.	6,600	52,234
Cota Company, Ltd.	7,374	82,491
CRE, Inc.	4,200	38,211
Create Medic Company, Ltd.	2,400	15,203
Create Restaurants Holdings, Inc.	28,600	204,224
Create SD Holdings Company, Ltd. (B)	8,200	197,328
Credit Saison Company, Ltd.	4,000	54,893
Creek & River Company, Ltd.	3,400	46,704
Cresco, Ltd.	5,100	69,599
CrowdWorks, Inc. (A)	2,000	22,482
CTI Engineering Company, Ltd.	3,900	93,248
CTS Company, Ltd.	9,900	51,260
Cube System, Inc.	4,500	37,137
Curves Holdings Company, Ltd.	16,600	81,315
Cyber Com Company, Ltd.	900	9,908
Cyber Security Cloud, Inc. (A)	1,500	26,828
Cyberlinks Company, Ltd.	600	2,949
Cybozu, Inc.	6,800	118,131
Dai Nippon Toryo Company, Ltd.	6,700	41,738
Daicel Corp.	39,300	333,091
Dai-Dan Company, Ltd.	4,200	73,977
Daido Kogyo Company, Ltd.	3,900	19,761
Daido Metal Company, Ltd.	13,000	43,112
Daido Steel Company, Ltd.	7,600	282,549
Daihatsu Diesel Manufacturing Company, Ltd.	8,500	38,487
Daihen Corp.	6,500	234,122
Daiho Corp.	2,600	69,607
Dai-Ichi Cutter Kogyo KK	1,200	10,619
Daiichi Jitsugyo Company, Ltd.	2,200	93,321
Daiichi Kensetsu Corp.	800	8,608
Daiichi Kigenso Kagaku-Kogyo Company, Ltd.	7,000	44,275
Daiichikosho Company, Ltd.	1,900	33,301
Daiken Corp.	4,000	62,310
Daiken Medical Company, Ltd.	5,000	18,334
Daiki Aluminium Industry Company, Ltd.	9,100	83,070
Daikoku Denki Company, Ltd.	3,100	61,828
Daikokutenbussan Company, Ltd.	1,700	60,229
Daikyonishikawa Corp.	14,400	74,774
Dainichi Company, Ltd.	5,000	24,452
32	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Japan (continued)
Dainichiseika Color & Chemicals Manufacturing Company, Ltd.	5,000	$66,530
Daio Paper Corp.	17,300	128,403
Daiseki Company, Ltd.	12,580	323,015
Daiseki Eco. Solution Company, Ltd.	1,400	9,839
Daishi Hokuetsu Financial Group, Inc.	11,200	240,062
Daishinku Corp.	10,400	48,605
Daisue Construction Company, Ltd.	2,300	20,703
Daito Pharmaceutical Company, Ltd.	4,450	73,501
Daitron Company, Ltd.	2,800	57,412
Daiwa Industries, Ltd.	8,700	83,947
Daiwabo Holdings Company, Ltd.	26,700	494,108
DCM Holdings Company, Ltd.	30,320	272,411
Dear Life Company, Ltd.	9,300	48,580
Delica Foods Holdings Company, Ltd.	1,800	7,411
DeNA Company, Ltd.	25,600	333,206
Denka Company, Ltd.	6,400	117,396
Densan System Holdings Company, Ltd.	2,200	53,422
Denyo Company, Ltd.	4,900	63,971
Dexerials Corp.	16,600	363,872
Diamond Electric Holdings Company, Ltd.	1,600	9,326
DIC Corp.	20,100	357,805
Digital Arts, Inc.	3,700	149,843
Digital Garage, Inc.	1,500	41,117
Digital Hearts Holdings Company, Ltd.	3,200	29,844
Digital Holdings, Inc.	4,900	36,022
Digital Information Technologies Corp.	2,800	29,586
Dip Corp.	10,400	250,936
Direct Marketing MiX, Inc.	7,000	50,613
DKK Company, Ltd.	2,400	36,791
DKK-Toa Corp.	2,500	14,369
DKS Company, Ltd.	3,000	38,069
DMG Mori Company, Ltd. (B)	35,500	592,729
Doshisha Company, Ltd.	6,600	100,044
Double Standard, Inc.	2,100	35,633
Doutor Nichires Holdings Company, Ltd.	9,293	134,653
Dowa Holdings Company, Ltd.	2,000	57,956
Drecom Company, Ltd. (A)	4,400	21,677
DTS Corp.	10,700	268,853
Duskin Company, Ltd.	12,500	276,032
DyDo Group Holdings, Inc.	2,800	98,523
Eagle Industry Company, Ltd.	9,600	100,961
EAT&HOLDINGS Company, Ltd.	1,800	27,812
Ebara Foods Industry, Inc.	2,200	45,036
Ebara Jitsugyo Company, Ltd.	3,700	79,543
Ebase Company, Ltd.	8,000	44,392
Eco’s Company, Ltd.	2,200	29,314
EDION Corp.	23,200	231,310
EF-ON, Inc.	6,680	25,584
eGuarantee, Inc.	11,200	157,440
E-Guardian, Inc.	2,900	39,639
Eidai Company, Ltd.	12,000	17,899
Eiken Chemical Company, Ltd.	10,700	113,312
Eizo Corp.	4,900	167,328
Elan Corp.	10,800	67,038
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	33

	Shares	Value
Japan (continued)
Elecom Company, Ltd.	14,100	$147,451
Elematec Corp.	5,800	70,883
EM Systems Company, Ltd.	4,100	24,199
Enigmo, Inc.	8,500	23,498
en-japan, Inc.	9,900	164,579
Enomoto Company, Ltd.	900	10,558
Enplas Corp.	1,600	62,474
Entrust, Inc.	3,300	20,943
eRex Company, Ltd.	9,100	74,323
ERI Holdings Company, Ltd.	1,000	9,248
ES-Con Japan, Ltd.	11,200	62,531
Eslead Corp.	2,800	48,802
ESPEC Corp.	5,300	76,660
Exedy Corp.	10,100	152,785
EXEO Group, Inc.	19,000	361,554
Ezaki Glico Company, Ltd.	14,400	380,368
F&M Company, Ltd.	2,400	35,034
Faith, Inc.	3,110	11,130
FALCO HOLDINGS Company, Ltd.	3,200	40,881
Fast Fitness Japan, Inc.	800	7,037
FCC Company, Ltd.	10,400	125,406
FDK Corp. (A)	5,300	30,807
Feed One Company, Ltd.	8,108	41,170
Felissimo Corp.	1,900	13,579
Ferrotec Holdings Corp.	13,600	318,798
Fibergate, Inc.	2,500	24,064
FIDEA Holdings Company, Ltd.	6,540	60,791
FINDEX, Inc.	3,900	16,197
First Brothers Company, Ltd.	900	5,819
First Juken Company, Ltd.	3,400	25,820
First-corp, Inc.	2,000	11,402
Fixstars Corp.	7,200	69,123
FJ Next Holdings Company, Ltd.	7,600	54,436
Focus Systems Corp.	2,900	21,410
Forum Engineering, Inc.	2,800	22,621
Forval Corp.	1,600	12,301
Foster Electric Company, Ltd.	9,200	62,519
FP Corp.	2,300	47,079
France Bed Holdings Company, Ltd.	7,500	56,526
FreakOut Holdings, Inc. (A)	3,000	24,860
Freebit Company, Ltd.	3,500	39,632
Freund Corp.	3,000	14,277
F-Tech, Inc.	5,900	32,391
FTGroup Company, Ltd.	3,000	21,752
Fudo Tetra Corp.	5,420	68,592
Fuji Corp. (Aichi)	20,500	333,757
Fuji Corp. (Miyagi)	3,800	35,785
Fuji Corp., Ltd.	8,700	42,229
Fuji Die Company, Ltd.	1,000	4,834
Fuji Kyuko Company, Ltd.	6,800	252,433
Fuji Media Holdings, Inc.	7,400	71,035
Fuji Oil Company, Ltd.	9,700	17,922
Fuji Oil Holdings, Inc.	15,100	211,609
Fuji Pharma Company, Ltd.	4,500	36,716
34	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Japan (continued)
Fuji Seal International, Inc.	14,300	$151,393
Fuji Soft, Inc.	2,200	138,491
Fujibo Holdings, Inc.	3,700	79,696
Fujicco Company, Ltd.	5,900	79,002
Fujikura Composites, Inc.	6,700	43,108
Fujikura Kasei Company, Ltd.	9,600	28,549
Fujikura, Ltd.	33,200	266,048
Fujimi, Inc.	3,800	243,910
Fujimori Kogyo Company, Ltd.	5,300	127,500
Fujisash Company, Ltd.	45,100	22,957
Fujishoji Company, Ltd.	2,400	24,204
Fujiya Company, Ltd.	3,900	68,780
FuKoKu Company, Ltd.	3,000	24,493
Fukuda Corp.	1,700	54,661
Fukuda Denshi Company, Ltd.	5,600	180,248
Fukui Computer Holdings, Inc.	3,800	73,554
Fukushima Galilei Company, Ltd.	4,400	164,709
Fukuyama Transporting Company, Ltd.	6,300	144,731
FULLCAST Holdings Company, Ltd.	6,100	97,048
Fumakilla, Ltd.	1,500	11,609
Funai Soken Holdings, Inc.	12,230	226,793
Furukawa Company, Ltd.	9,700	98,303
Furukawa Electric Company, Ltd.	19,300	329,064
Furuno Electric Company, Ltd.	8,600	59,841
Furuya Metal Company, Ltd.	1,000	69,151
Furyu Corp.	5,600	42,238
Fuso Chemical Company, Ltd.	5,800	160,790
Fuso Pharmaceutical Industries, Ltd.	2,500	34,448
Futaba Corp.	14,757	52,153
Futaba Industrial Company, Ltd.	17,100	55,428
Future Corp.	13,500	165,447
Fuyo General Lease Company, Ltd.	2,400	169,310
G-7 Holdings, Inc.	8,400	75,477
Gakken Holdings Company, Ltd.	8,100	49,404
Gakkyusha Company, Ltd.	2,400	36,943
Gecoss Corp.	4,100	24,347
Genki Sushi Company, Ltd.	2,100	47,880
Genky DrugStores Company, Ltd.	2,600	78,601
Geo Holdings Corp.	8,800	100,195
Gift Holdings, Inc.	800	30,118
Giken, Ltd.	100	1,368
GL Sciences, Inc.	2,800	48,770
GLOBERIDE, Inc.	6,200	94,281
Glory, Ltd.	14,900	282,187
Glosel Company, Ltd.	4,400	12,566
GMO Financial Gate, Inc.	400	30,484
GMO Financial Holdings, Inc.	9,400	42,991
GMO GlobalSign Holdings KK	1,600	37,558
Godo Steel, Ltd.	2,300	51,498
Goldcrest Company, Ltd.	5,770	70,588
Golf Digest Online, Inc.	2,700	14,972
Good Com Asset Company, Ltd.	4,800	28,684
Grandy House Corp.	5,700	21,978
Gremz, Inc.	2,600	49,248
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	35

	Shares	Value
Japan (continued)
GS Yuasa Corp.	20,600	$355,975
GSI Creos Corp.	2,200	28,103
G-Tekt Corp.	7,000	66,560
Gun-Ei Chemical Industry Company, Ltd.	1,900	33,686
GungHo Online Entertainment, Inc.	14,300	276,525
Gunze, Ltd.	4,500	140,430
H.U. Group Holdings, Inc.	17,200	324,983
H2O Retailing Corp.	25,500	265,356
HABA Laboratories, Inc.	700	11,709
Hagihara Industries, Inc.	4,100	36,323
Hagiwara Electric Holdings Company, Ltd.	2,200	47,083
Hakudo Company, Ltd.	2,400	38,807
Hakuto Company, Ltd.	3,500	122,186
Halows Company, Ltd.	3,100	71,538
Hamakyorex Company, Ltd.	5,800	146,474
Hamee Corp.	1,000	6,827
Handsman Company, Ltd.	1,300	9,387
Hanwa Company, Ltd.	9,900	292,551
Happinet Corp.	6,000	84,712
Hard Off Corp. Company, Ltd.	3,900	37,853
Harima Chemicals Group, Inc.	6,000	35,774
Hashimoto Sogyo Holdings Company, Ltd.	2,400	18,650
Hazama Ando Corp.	53,200	384,976
Heiwa Corp.	17,300	288,660
Heiwa Real Estate Company, Ltd.	6,500	170,184
Heiwado Company, Ltd.	7,300	108,315
Hennge KK (A)	4,800	27,931
Hibiya Engineering, Ltd.	6,200	97,565
HI-LEX Corp.	6,800	55,030
Himacs, Ltd.	1,100	10,877
Himaraya Company, Ltd.	1,700	11,244
Hioki EE Corp.	3,100	199,571
Hirakawa Hewtech Corp.	3,600	35,326
Hirano Tecseed Company, Ltd.	3,200	43,749
Hirata Corp.	1,600	79,972
Hirogin Holdings, Inc.	72,500	394,023
Hirose Tusyo, Inc.	600	11,335
Hiroshima Electric Railway Company, Ltd. (A)	100	580
Hiroshima Gas Company, Ltd.	16,200	40,880
Hisaka Works, Ltd.	6,800	42,249
Hitachi Zosen Corp.	50,280	292,156
Hito Communications Holdings, Inc.	2,000	20,808
Hochiki Corp.	5,500	61,842
Hodogaya Chemical Company, Ltd.	2,300	51,205
Hogy Medical Company, Ltd.	4,200	96,112
Hokkaido Coca-Cola Bottling Company, Ltd.	800	27,785
Hokkaido Electric Power Company, Inc. (A)	57,500	236,101
Hokkaido Gas Company, Ltd.	4,900	71,203
Hokkan Holdings, Ltd.	2,600	24,549
Hokko Chemical Industry Company, Ltd.	5,300	33,727
Hokkoku Financial Holdings, Inc.	6,500	215,288
Hokuetsu Corp.	39,200	246,741
Hokuetsu Industries Company, Ltd.	7,700	68,159
Hokuhoku Financial Group, Inc.	35,200	270,313
36	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Japan (continued)
Hokuriku Electric Industry Company, Ltd.	3,100	$25,695
Hokuriku Electric Power Company (A)	52,300	291,864
Hokuriku Electrical Construction Company, Ltd.	5,640	33,989
Hokuto Corp.	7,900	103,634
H-One Company, Ltd.	7,700	34,691
Honeys Holdings Company, Ltd.	5,560	58,253
Honma Golf, Ltd. (D)	30,500	12,662
Hoosiers Holdings Company, Ltd.	9,600	63,289
Horiba, Ltd.	4,500	246,298
Hosiden Corp.	13,600	166,442
Hosokawa Micron Corp.	4,800	93,690
Hotland Company, Ltd.	3,000	36,961
House Foods Group, Inc.	1,100	25,823
Howa Machinery, Ltd.	5,300	28,679
HPC Systems, Inc. (A)	800	10,705
HS Holdings Company, Ltd.	4,400	30,857
IBJ, Inc.	7,700	37,748
Ichigo, Inc.	14,100	24,731
Ichiken Company, Ltd.	2,300	30,735
Ichikoh Industries, Ltd.	14,100	50,329
Ichimasa Kamaboko Company, Ltd.	2,700	14,805
Ichinen Holdings Company, Ltd.	5,400	49,330
Ichiyoshi Securities Company, Ltd.	9,100	37,309
Icom, Inc.	2,500	51,200
ID Holdings Corp.	4,950	39,035
IDEA Consultants, Inc.	700	8,275
IDEC Corp.	8,300	182,272
IDOM, Inc.	18,200	107,388
Iino Kaiun Kaisha, Ltd.	24,800	142,360
IJTT Company, Ltd.	7,760	28,152
I’ll, Inc.	2,800	52,995
IMAGICA GROUP, Inc.	5,400	21,373
Imasen Electric Industrial	1,900	8,276
i-mobile Company, Ltd.	1,300	11,968
Imuraya Group Company, Ltd.	2,700	42,594
Inaba Denki Sangyo Company, Ltd.	14,600	314,098
Inaba Seisakusho Company, Ltd.	3,100	31,687
Inabata & Company, Ltd.	13,400	276,658
Inageya Company, Ltd.	4,000	43,011
I-NE Company, Ltd. (A)	1,800	39,312
Ines Corp.	5,100	52,430
i-Net Corp.	3,600	37,861
Infocom Corp.	6,900	108,332
Infomart Corp.	10,000	18,808
Information Services International-Dentsu, Ltd.	1,800	64,930
INFRONEER Holdings, Inc.	15,016	132,935
Innotech Corp.	3,800	42,379
Insource Company, Ltd.	14,000	122,165
Intage Holdings, Inc.	10,800	120,629
Intelligent Wave, Inc.	2,900	15,455
Inter Action Corp.	3,100	31,522
Inui Global Logistics Company, Ltd.	2,800	26,168
I-PEX, Inc.	4,400	41,343
IPS, Inc.	1,300	20,158
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	37

	Shares	Value
Japan (continued)
IR Japan Holdings, Ltd.	2,500	$28,990
Iriso Electronics Company, Ltd.	6,000	182,681
I’rom Group Company, Ltd.	2,100	28,784
ISB Corp.	2,600	29,126
Ise Chemicals Corp.	600	36,517
Iseki & Company, Ltd.	6,700	55,534
Ishihara Chemical Company, Ltd.	3,600	40,505
Ishihara Sangyo Kaisha, Ltd.	11,400	100,404
Ishii Iron Works Company, Ltd.	900	16,920
Ishizuka Glass Company, Ltd.	1,000	10,655
Istyle, Inc. (A)	17,400	66,049
ITbook Holdings Company, Ltd. (A)	4,000	11,185
ITFOR, Inc.	9,400	67,617
ITmedia, Inc.	3,500	31,090
Itochu Enex Company, Ltd.	15,500	128,789
Itochu-Shokuhin Company, Ltd.	1,500	54,634
Itoham Yonekyu Holdings, Inc.	40,600	203,564
Itoki Corp.	9,500	56,763
IwaiCosmo Holdings, Inc.	6,100	57,879
Iwaki Company, Ltd.	2,600	23,467
Iwatsu Electric Company, Ltd. (A)	3,700	21,437
Iwatsuka Confectionery Company, Ltd.	1,500	51,702
Iyogin Holdings, Inc.	65,300	349,077
Izumi Company, Ltd.	9,100	208,622
J Trust Company, Ltd.	17,900	52,081
JAC Recruitment Company, Ltd.	4,800	76,179
Jaccs Company, Ltd.	7,200	232,813
JAFCO Group Company, Ltd.	11,200	137,364
JANOME Corp.	6,500	27,437
Japan Aviation Electronics Industry, Ltd.	14,100	254,365
Japan Best Rescue System Company, Ltd.	6,200	28,703
Japan Communications, Inc. (A)	47,900	88,221
Japan Electronic Materials Corp.	4,300	48,990
Japan Elevator Service Holdings Company, Ltd.	19,300	259,385
Japan Foundation Engineering Company, Ltd.	6,600	23,308
Japan Hospice Holdings, Inc. (A)	600	13,184
Japan Investment Adviser Company, Ltd.	4,600	35,001
Japan Lifeline Company, Ltd.	20,200	149,433
Japan Material Company, Ltd.	20,600	321,859
Japan Medical Dynamic Marketing, Inc.	4,900	32,293
Japan Oil Transportation Company, Ltd.	1,100	21,090
Japan Petroleum Exploration Company, Ltd.	9,500	280,023
Japan Property Management Center Company, Ltd.	4,300	33,978
Japan Pulp & Paper Company, Ltd.	3,100	105,532
Japan Pure Chemical Company, Ltd.	1,000	17,559
Japan Securities Finance Company, Ltd.	25,400	203,854
Japan System Techniques Company, Ltd.	1,200	18,125
Japan Transcity Corp.	11,700	48,929
Japan Wool Textile Company, Ltd.	13,400	93,588
Jastec Company, Ltd.	3,500	31,546
JBCC Holdings, Inc.	5,000	81,066
JCR Pharmaceuticals Company, Ltd.	1,900	18,205
JCU Corp.	6,300	156,245
JDC Corp.	1,900	7,797
38	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Japan (continued)
Jeol, Ltd.	10,100	$349,268
JFE Systems, Inc.	1,500	27,256
JIG-SAW, Inc. (A)	1,400	51,315
Jimoto Holdings, Inc.	7,179	18,416
JINS Holdings, Inc.	3,900	84,989
JINUSHI Company, Ltd.	4,400	59,971
JK Holdings Company, Ltd.	4,600	31,176
J-Lease Company, Ltd.	900	12,398
JM Holdings Company, Ltd.	4,400	61,216
JMS Company, Ltd.	7,500	28,232
Joban Kosan Company, Ltd. (A)	2,000	17,381
J-Oil Mills, Inc.	7,200	80,042
Joshin Denki Company, Ltd.	5,500	74,478
Joyful Honda Company, Ltd.	14,300	175,765
JP-Holdings, Inc.	14,400	32,490
JSB Company, Ltd.	1,600	52,027
JSP Corp.	4,200	48,349
Juki Corp.	9,100	36,271
Juroku Financial Group, Inc.	9,600	209,262
Justsystems Corp.	7,800	235,453
JVCKenwood Corp.	52,228	186,953
K&O Energy Group, Inc.	3,200	49,618
Kadoya Sesame Mills, Inc.	400	9,906
Kaga Electronics Company, Ltd.	5,300	194,094
Kagome Company, Ltd.	2,100	49,330
Kaken Pharmaceutical Company, Ltd.	6,100	153,275
Kakiyasu Honten Company, Ltd.	2,600	43,065
Kamakura Shinsho, Ltd.	7,600	44,478
Kameda Seika Company, Ltd.	4,400	129,436
Kamei Corp.	8,100	79,516
Kanaden Corp.	3,400	28,956
Kanagawa Chuo Kotsu Company, Ltd.	1,600	35,516
Kanamic Network Company, Ltd.	200	638
Kanamoto Company, Ltd.	10,100	157,463
Kandenko Company, Ltd.	28,600	206,573
Kaneka Corp.	14,500	387,904
Kaneko Seeds Company, Ltd.	3,900	39,627
Kanematsu Corp.	23,300	302,873
Kanemi Company, Ltd.	1,000	20,854
Kanto Denka Kogyo Company, Ltd.	13,700	83,076
Kaonavi, Inc. (A)	700	11,337
Katakura & Co-op Agri Corp.	1,100	9,600
Katakura Industries Company, Ltd.	6,300	74,229
Katitas Company, Ltd.	11,900	213,480
Kato Sangyo Company, Ltd.	8,000	219,999
Kato Works Company, Ltd.	3,800	29,447
Kawada Technologies, Inc.	1,900	66,990
Kawai Musical Instruments Manufacturing Company, Ltd.	2,500	57,013
Kawata Manufacturing Company, Ltd.	1,600	10,530
KeePer Technical Laboratory Company, Ltd.	3,800	146,236
Keihanshin Building Company, Ltd.	9,600	81,760
KEIWA, Inc.	3,400	26,075
Keiyo Company, Ltd.	14,000	78,986
KEL Corp.	1,900	24,026
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	39

	Shares	Value
Japan (continued)
Kenko Mayonnaise Company, Ltd.	4,500	$39,839
KeyHolder, Inc.	1,100	8,002
KFC Holdings Japan, Ltd.	4,900	98,819
KFC, Ltd.	700	6,472
KH Neochem Company, Ltd.	11,000	174,338
Kibun Foods, Inc.	3,800	27,071
Kimoto Company, Ltd.	8,400	10,841
Kimura Chemical Plants Company, Ltd.	5,900	28,967
Kimura Unity Company, Ltd.	1,200	9,183
King Company, Ltd.	2,300	8,890
Kintetsu Department Store Company, Ltd. (A)	1,100	19,351
Kissei Pharmaceutical Company, Ltd.	8,600	174,526
Ki-Star Real Estate Company, Ltd.	2,800	91,722
Kitagawa Corp.	3,400	28,684
Kitano Construction Corp.	1,500	31,372
Kitanotatsujin Corp.	21,400	43,588
Kitz Corp.	20,500	148,906
Koa Corp.	9,400	111,990
Koa Shoji Holdings Company, Ltd.	2,400	11,821
Koatsu Gas Kogyo Company, Ltd.	9,600	48,043
Kobe Electric Railway Company, Ltd. (A)	2,300	49,819
Kobe Steel, Ltd.	6,820	53,909
Kohnan Shoji Company, Ltd.	7,300	182,688
Kohsoku Corp.	3,200	43,428
Kojima Company, Ltd.	10,700	41,859
Kokuyo Company, Ltd.	25,173	341,481
KOMAIHALTEC, Inc.	1,200	14,858
Komatsu Matere Company, Ltd.	7,300	33,479
Komatsu Wall Industry Company, Ltd.	2,700	46,165
KOMEDA Holdings Company, Ltd.	14,100	267,996
Komehyo Holdings Company, Ltd.	1,600	44,554
Komeri Company, Ltd.	9,000	189,831
Komori Corp.	14,424	93,082
Konaka Company, Ltd.	10,500	26,727
Kondotec, Inc.	7,100	53,752
Konica Minolta, Inc.	57,100	189,598
Konishi Company, Ltd.	9,100	134,508
Konoike Transport Company, Ltd.	8,800	95,343
Konoshima Chemical Company, Ltd.	1,800	20,392
Kosaido Holdings Company, Ltd.	3,000	53,692
Koshidaka Holdings Company, Ltd.	5,000	40,669
Kotobuki Spirits Company, Ltd.	1,800	135,380
Kotobukiya Company, Ltd.	300	16,280
Kozo Keikaku Engineering, Inc.	1,500	34,800
KPP Group Holdings Company, Ltd.	11,900	48,537
Krosaki Harima Corp.	1,800	84,902
KRS Corp.	4,500	29,870
K’s Holdings Corp.	35,200	303,299
KU Holdings Company, Ltd.	3,500	30,106
Kumagai Gumi Company, Ltd.	11,100	237,856
Kumiai Chemical Industry Company, Ltd.	15,690	100,390
Kunimine Industries Company, Ltd.	2,100	13,506
Kurabo Industries, Ltd.	5,000	78,739
Kureha Corp.	4,900	281,193
40	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Japan (continued)
Kurimoto, Ltd.	3,300	$46,063
Kuriyama Holdings Corp.	5,400	33,168
Kusuri no Aoki Holdings Company, Ltd.	4,600	228,109
KVK Corp.	1,500	16,762
KYB Corp.	5,800	183,021
Kyoden Company, Ltd.	7,900	23,915
Kyodo Printing Company, Ltd.	2,200	43,078
Kyoei Steel, Ltd.	5,500	72,545
Kyokuto Boeki Kaisha, Ltd.	2,600	28,677
Kyokuto Kaihatsu Kogyo Company, Ltd.	10,500	119,720
Kyokuto Securities Company, Ltd.	9,900	41,729
Kyokuyo Company, Ltd.	3,400	86,609
Kyorin Pharmaceutical Company, Ltd.	12,000	149,001
KYORITSU Company, Ltd. (A)	9,100	9,129
Kyoritsu Maintenance Company, Ltd.	7,200	253,264
Kyosan Electric Manufacturing Company, Ltd.	14,900	45,368
Kyowa Electronic Instruments Company, Ltd.	7,300	17,935
Kyowa Leather Cloth Company, Ltd.	5,000	18,641
Kyudenko Corp.	12,700	335,813
Kyushu Financial Group, Inc.	104,000	388,521
Kyushu Leasing Service Company, Ltd.	5,600	31,958
LA Holdings Company, Ltd.	700	18,968
LAC Company, Ltd.	4,100	20,371
Lacto Japan Company, Ltd.	2,600	36,616
LEC, Inc.	8,500	48,748
Leopalace21 Corp. (A)	51,900	114,066
Life Corp.	5,200	105,672
LIFULL Company, Ltd.	22,900	39,662
LIKE, Inc. (B)	3,100	37,581
Linical Company, Ltd.	4,600	26,383
Link And Motivation, Inc.	13,400	39,805
Lintec Corp.	11,000	172,355
Litalico, Inc.	6,600	112,234
Locondo, Inc. (A)	3,100	34,767
Look Holdings, Inc.	1,600	25,156
LTS, Inc. (A)	400	9,692
M&A Capital Partners Company, Ltd. (A)	4,300	94,137
Mabuchi Motor Company, Ltd.	13,700	371,023
Macnica Holdings, Inc.	13,800	502,037
Macromill, Inc.	12,500	77,394
Maeda Kosen Company, Ltd.	5,700	122,439
Maezawa Industries, Inc.	5,000	25,117
Maezawa Kasei Industries Company, Ltd.	3,500	38,871
Maezawa Kyuso Industries Company, Ltd.	7,200	56,266
Makino Milling Machine Company, Ltd.	7,015	265,646
Management Solutions Company, Ltd.	3,400	71,088
Mandom Corp.	11,800	123,823
Mani, Inc.	22,300	261,469
MarkLines Company, Ltd.	3,700	62,499
Mars Group Holdings Corp.	3,100	67,138
Marubun Corp.	5,900	49,135
Marudai Food Company, Ltd.	6,700	69,774
Maruha Nichiro Corp.	11,581	202,960
Maruichi Steel Tube, Ltd.	11,700	256,970
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	41

	Shares	Value
Japan (continued)
MARUKA FURUSATO Corp.	1,153	$19,339
Marumae Company, Ltd. (B)	3,000	37,162
Marusan Securities Company, Ltd.	22,161	63,055
Maruwa Company, Ltd.	2,600	360,478
Maruzen CHI Holdings Company, Ltd.	4,800	11,637
Maruzen Company, Ltd.	4,100	62,019
Maruzen Showa Unyu Company, Ltd.	3,400	87,652
Marvelous, Inc.	9,500	45,411
Matching Service Japan Company, Ltd.	3,100	22,059
Matsuda Sangyo Company, Ltd.	3,620	53,625
Matsui Construction Company, Ltd.	8,500	40,237
Matsui Securities Company, Ltd.	35,700	197,340
Matsuoka Corp.	900	6,795
Max Company, Ltd.	6,200	99,266
Maxell, Ltd.	15,300	157,882
Maxvalu Tokai Company, Ltd.	2,600	50,979
MCJ Company, Ltd.	22,900	154,971
MEC Company, Ltd.	5,300	119,119
Media Do Company, Ltd. (A)	2,600	25,058
Medical Data Vision Company, Ltd.	8,300	41,738
Medical System Network Company, Ltd.	6,600	17,348
Medikit Company, Ltd.	1,400	24,962
Medius Holdings Company, Ltd.	2,500	13,893
MedPeer, Inc. (A)	4,500	35,878
Megachips Corp.	4,300	106,179
Megmilk Snow Brand Company, Ltd.	13,200	176,250
Meidensha Corp.	10,717	142,436
Meiho Facility Works, Ltd.	1,400	7,275
Meiji Electric Industries Company, Ltd.	2,800	25,862
Meiji Shipping Company, Ltd.	3,100	11,546
Meiko Electronics Company, Ltd.	6,300	110,238
Meisei Industrial Company, Ltd.	12,700	83,548
Meitec Corp.	20,800	345,511
Meito Sangyo Company, Ltd.	3,500	40,077
Meiwa Corp.	8,200	38,621
Melco Holdings, Inc.	2,100	46,163
Members Company, Ltd.	2,700	28,038
Menicon Company, Ltd.	17,800	320,332
Mercuria Holdings Company, Ltd.	1,700	8,528
MetaReal Corp. (A)	1,800	20,758
METAWATER Company, Ltd.	8,000	97,982
Micronics Japan Company, Ltd.	9,600	121,275
Midac Holdings Company, Ltd.	2,500	29,810
Mie Kotsu Group Holdings, Inc.	19,600	77,114
Mikuni Corp.	8,400	23,454
Milbon Company, Ltd.	8,220	270,843
Mimaki Engineering Company, Ltd.	900	4,614
Mimasu Semiconductor Industry Company, Ltd.	4,700	100,536
Ministop Company, Ltd.	5,200	52,820
Minkabu The Infonoid, Inc. (A)	300	3,863
Mipox Corp.	4,100	18,697
Miraial Company, Ltd.	1,800	21,414
MIRAIT ONE Corp.	25,720	320,719
Mirarth Holdings, Inc.	27,300	81,573
42	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Japan (continued)
Miroku Jyoho Service Company, Ltd.	6,100	$65,594
Mitani Corp.	16,800	158,448
Mitani Sangyo Company, Ltd.	8,100	17,709
Mitani Sekisan Company, Ltd.	3,200	110,132
Mito Securities Company, Ltd.	19,100	39,562
Mitsuba Corp.	11,200	54,628
Mitsubishi Kakoki Kaisha, Ltd.	1,900	32,397
Mitsubishi Logisnext Company, Ltd.	10,700	87,640
Mitsubishi Logistics Corp.	6,400	155,883
Mitsubishi Materials Corp.	3,200	53,239
Mitsubishi Pencil Company, Ltd.	10,400	123,403
Mitsubishi Research Institute, Inc.	2,500	91,724
Mitsubishi Shokuhin Company, Ltd.	4,900	126,725
Mitsubishi Steel Manufacturing Company, Ltd.	4,600	38,194
Mitsuboshi Belting, Ltd.	5,600	157,852
Mitsui DM Sugar Holdings Company, Ltd.	5,100	92,942
Mitsui E&S Holdings Company, Ltd. (A)	24,800	85,560
Mitsui Matsushima Holdings Company, Ltd.	3,200	61,627
Mitsui Mining & Smelting Company, Ltd.	16,600	363,452
Mitsui-Soko Holdings Company, Ltd.	6,000	144,300
Mitsuuroko Group Holdings Company, Ltd.	10,800	100,556
Mixi, Inc.	11,700	228,735
Miyaji Engineering Group, Inc.	1,500	41,315
Miyoshi Oil & Fat Company, Ltd.	2,600	18,087
Mizuho Leasing Company, Ltd.	8,500	254,585
Mizuho Medy Company, Ltd.	1,300	19,521
Mizuno Corp.	6,300	159,443
Mobile Factory, Inc. (A)	2,400	15,084
Mochida Pharmaceutical Company, Ltd.	6,300	148,742
Molitec Steel Company, Ltd.	6,100	11,141
Monex Group, Inc.	55,900	192,651
MORESCO Corp.	3,000	23,992
Morinaga & Company, Ltd.	11,100	353,163
Morinaga Milk Industry Company, Ltd.	10,600	377,287
Moriroku Holdings Company, Ltd.	2,700	37,099
Morita Holdings Corp.	10,200	105,474
Morito Company, Ltd.	7,100	50,846
Morozoff, Ltd.	2,000	52,077
Mortgage Service Japan, Ltd.	2,400	8,811
Mory Industries, Inc.	1,600	35,856
MRK Holdings, Inc.	7,900	6,175
MrMax Holdings, Ltd.	8,700	37,042
Mugen Estate Company, Ltd.	4,300	19,667
m-up Holdings, Inc.	8,800	69,266
Murakami Corp.	2,600	54,517
Musashi Seimitsu Industry Company, Ltd.	14,700	177,533
Mutoh Holdings Company, Ltd.	600	7,295
NAC Company, Ltd.	3,500	23,747
Nachi-Fujikoshi Corp.	4,600	124,729
Nadex Company, Ltd.	1,200	8,259
Nafco Company, Ltd.	5,000	61,773
Nagano Keiki Company, Ltd.	3,300	41,165
Nagase & Company, Ltd.	26,900	437,544
Nagatanien Holdings Company, Ltd.	4,500	67,080
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	43

	Shares	Value
Japan (continued)
Nagawa Company, Ltd.	1,800	$77,996
Naigai Tec Corp.	600	9,453
Naigai Trans Line, Ltd.	2,100	36,238
Nakabayashi Company, Ltd.	8,300	28,450
Nakamoto Packs Company, Ltd.	800	9,215
Nakamura Choukou Company, Ltd. (A)	1,900	7,809
Nakamuraya Company, Ltd.	1,600	35,134
Nakanishi, Inc.	21,300	448,941
Nakano Corp.	7,900	20,885
Nakano Refrigerators Company, Ltd.	300	11,845
Nakayama Steel Works, Ltd. (B)	5,300	29,031
Namura Shipbuilding Company, Ltd. (A)	11,372	40,682
Nankai Electric Railway Company, Ltd.	3,000	67,845
Narasaki Sangyo Company, Ltd.	1,600	24,550
Natori Company, Ltd.	4,000	54,856
NEC Capital Solutions, Ltd.	2,900	57,885
NEC Networks & System Integration Corp.	12,200	166,393
NEOJAPAN, Inc.	800	5,219
NET One Systems Company, Ltd.	19,300	438,884
Neturen Company, Ltd.	10,800	69,020
New Art Holdings Company, Ltd.	3,000	33,186
New Japan Chemical Company, Ltd.	8,300	12,366
Nextage Company, Ltd.	13,600	238,353
NexTone, Inc. (A)(B)	1,900	31,111
NF Holdings Corp.	2,500	17,859
NHK Spring Company, Ltd.	57,300	387,579
Nicca Chemical Company, Ltd.	2,500	14,689
Nice Corp.	2,300	22,252
Nichia Steel Works, Ltd.	11,800	25,365
Nichias Corp.	16,600	313,572
Nichiban Company, Ltd.	4,700	61,543
Nichicon Corp.	12,473	117,732
Nichiden Corp.	4,200	65,561
Nichiha Corp.	8,400	171,403
Nichimo Company, Ltd.	700	17,561
Nichireki Company, Ltd.	7,400	89,074
Nichirin Company, Ltd.	2,490	43,195
Nihon Chouzai Company, Ltd.	4,960	38,774
Nihon Dempa Kogyo Company, Ltd.	5,700	55,290
Nihon Dengi Company, Ltd.	1,400	37,909
Nihon Denkei Company, Ltd.	2,100	26,660
Nihon Flush Company, Ltd.	7,000	50,075
Nihon House Holdings Company, Ltd.	13,300	35,456
Nihon Kagaku Sangyo Company, Ltd.	3,200	24,687
Nihon Kohden Corp.	3,000	78,438
Nihon Nohyaku Company, Ltd.	10,100	43,471
Nihon Parkerizing Company, Ltd.	28,100	205,545
Nihon Plast Company, Ltd.	7,300	22,065
Nihon Tokushu Toryo Company, Ltd.	5,000	35,274
Nihon Trim Company, Ltd.	1,400	28,053
Niitaka Company, Ltd.	800	11,660
Nikkiso Company, Ltd.	12,900	79,702
Nikko Company, Ltd.	11,600	51,606
Nikkon Holdings Company, Ltd.	15,600	293,079
44	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Japan (continued)
Nippi, Inc.	400	$10,701
Nippn Corp.	15,000	190,185
Nippon Air Conditioning Services Company, Ltd.	12,100	62,420
Nippon Aqua Company, Ltd.	2,800	18,019
Nippon Avionics Company, Ltd. (A)	300	10,307
Nippon Beet Sugar Manufacturing Company, Ltd.	3,900	49,530
Nippon Carbide Industries Company, Inc.	2,500	22,758
Nippon Carbon Company, Ltd.	3,700	115,251
Nippon Care Supply Company, Ltd.	700	7,911
Nippon Chemical Industrial Company, Ltd.	2,500	31,948
Nippon Chemi-Con Corp. (A)	6,927	60,468
Nippon Coke & Engineering Company, Ltd. (A)	62,600	42,659
Nippon Concept Corp.	3,300	38,050
Nippon Concrete Industries Company, Ltd. (A)	18,600	36,248
Nippon Denko Company, Ltd.	31,900	60,336
Nippon Densetsu Kogyo Company, Ltd.	10,900	143,576
Nippon Dry-Chemical Company, Ltd.	900	10,523
Nippon Electric Glass Company, Ltd.	15,800	287,123
Nippon Felt Company, Ltd.	5,500	16,175
Nippon Filcon Company, Ltd.	5,600	18,068
Nippon Fine Chemical Company, Ltd.	3,800	67,493
Nippon Gas Company, Ltd.	32,600	451,751
Nippon Hume Corp.	8,600	45,246
Nippon Kayaku Company, Ltd.	31,200	260,933
Nippon Kodoshi Corp.	2,000	27,405
Nippon Koei Company, Ltd.	3,700	98,326
Nippon Light Metal Holdings Company, Ltd.	17,720	169,889
Nippon Paper Industries Company, Ltd. (A)	29,700	244,283
Nippon Parking Development Company, Ltd.	59,200	98,867
Nippon Pillar Packing Company, Ltd.	6,100	178,073
Nippon Piston Ring Company, Ltd.	3,400	33,040
Nippon Rietec Company, Ltd.	3,000	31,151
Nippon Seiki Company, Ltd.	13,600	83,717
Nippon Seisen Company, Ltd.	1,000	31,253
Nippon Sharyo, Ltd.	3,000	41,935
Nippon Sheet Glass Company, Ltd. (A)	25,900	108,861
Nippon Shokubai Company, Ltd.	6,400	235,874
Nippon Signal Company, Ltd.	15,400	114,526
Nippon Soda Company, Ltd.	6,400	210,796
Nippon Thompson Company, Ltd.	16,500	65,333
Nippon Yakin Kogyo Company, Ltd.	3,720	105,026
Nipro Corp.	48,300	343,243
Nireco Corp.	1,900	14,790
Nishikawa Rubber Company, Ltd.	5,200	43,168
Nishimatsu Construction Company, Ltd.	10,000	240,119
Nishimatsuya Chain Company, Ltd.	13,000	154,999
Nishimoto Company, Ltd.	1,500	45,059
Nishi-Nippon Financial Holdings, Inc.	37,800	288,036
Nishi-Nippon Railroad Company, Ltd.	18,800	319,667
Nishio Holdings Company, Ltd.	5,900	134,785
Nissan Shatai Company, Ltd.	22,700	134,797
Nissan Tokyo Sales Holdings Company, Ltd.	8,300	19,152
Nissei ASB Machine Company, Ltd.	2,800	79,409
Nissei Plastic Industrial Company, Ltd.	5,600	36,942
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	45

	Shares	Value
Japan (continued)
Nissha Company, Ltd.	13,000	$146,730
Nisshin Group Holdings Company, Ltd.	10,300	33,430
Nisshinbo Holdings, Inc.	38,257	281,091
Nissin Corp.	4,500	76,265
Nisso Corp.	4,000	24,274
Nissui Corp.	95,400	428,196
Nitta Corp.	5,600	120,552
Nitta Gelatin, Inc.	3,400	17,353
Nittetsu Mining Company, Ltd.	4,000	104,711
Nitto Boseki Company, Ltd.	7,100	120,255
Nitto Fuji Flour Milling Company, Ltd.	800	26,050
Nitto Kogyo Corp.	8,300	201,519
Nitto Kohki Company, Ltd.	3,400	48,275
Nitto Seiko Company, Ltd.	8,700	36,018
Nittoc Construction Company, Ltd.	5,200	36,059
NJS Company, Ltd.	2,800	49,897
Noda Corp.	2,500	20,907
Noevir Holdings Company, Ltd.	4,700	175,442
Nohmi Bosai, Ltd.	7,200	89,950
Nojima Corp.	19,600	190,068
NOK Corp.	16,400	216,980
Nomura Micro Science Company, Ltd.	2,000	88,005
Noritake Company, Ltd.	2,500	87,630
Noritsu Koki Company, Ltd.	5,100	79,685
Noritz Corp.	9,700	121,207
North Pacific Bank, Ltd.	82,600	151,914
Nozawa Corp.	2,600	13,399
NS Tool Company, Ltd.	5,400	42,161
NS United Kaiun Kaisha, Ltd.	2,700	63,786
NSD Company, Ltd.	17,412	337,233
NSW, Inc.	3,100	53,610
NTN Corp.	118,700	235,029
Oat Agrio Company, Ltd.	900	11,505
Obara Group, Inc.	3,000	86,195
Oenon Holdings, Inc.	17,500	45,380
Ohara, Inc.	2,700	23,288
Ohashi Technica, Inc.	4,100	44,956
Ohba Company, Ltd.	2,200	11,392
Ohizumi Mfg. Company, Ltd.	200	1,117
Ohmoto Gumi Company, Ltd.	700	35,786
Ohsho Food Service Corp.	3,300	150,071
Oiles Corp.	6,272	84,002
Oisix ra daichi, Inc. (A)	7,600	122,406
Okabe Company, Ltd.	11,400	61,898
Okada Aiyon Corp.	2,200	29,134
Okamoto Industries, Inc.	3,600	100,094
Okamoto Machine Tool Works, Ltd.	1,300	51,383
Okamura Corp.	17,700	217,932
Okasan Securities Group, Inc.	51,300	160,518
Oki Electric Industry Company, Ltd.	29,700	170,006
Okinawa Cellular Telephone Company	8,200	170,713
Okinawa Financial Group, Inc.	6,905	104,907
OKUMA Corp.	7,676	366,457
Okumura Corp.	9,500	260,758
46	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Japan (continued)
Okura Industrial Company, Ltd.	2,500	$35,838
Okuwa Company, Ltd.	8,900	54,311
Onoken Company, Ltd.	5,300	56,656
Onward Holdings Company, Ltd.	27,800	74,039
Optex Group Company, Ltd.	11,600	161,441
Optim Corp. (A)	4,000	29,948
Optorun Company, Ltd.	5,700	93,957
Orchestra Holdings, Inc.	700	5,905
Organo Corp.	7,600	204,499
Oricon, Inc.	2,800	17,966
Orient Corp.	15,910	120,524
Oriental Shiraishi Corp.	46,600	98,487
Oro Company, Ltd.	2,100	35,583
Osaka Organic Chemical Industry, Ltd.	4,700	81,317
Osaka Soda Company, Ltd.	4,300	124,208
Osaka Steel Company, Ltd.	2,900	27,503
Osaki Electric Company, Ltd.	12,000	45,631
OSG Corp.	25,700	351,326
OUG Holdings, Inc.	1,700	29,305
Outsourcing, Inc.	35,400	312,174
Oxide Corp. (A)	1,200	32,331
Oyo Corp.	5,500	73,501
Ozu Corp. (B)	2,000	23,627
Pacific Industrial Company, Ltd.	13,700	113,979
Pacific Metals Company, Ltd. (A)	4,600	52,442
PAL GROUP Holdings Company, Ltd.	6,600	157,711
PALTAC Corp.	1,000	35,189
Paraca, Inc.	2,500	33,193
Paramount Bed Holdings Company, Ltd.	12,800	212,219
Paris Miki Holdings, Inc.	9,700	21,976
Parker Corp.	4,000	17,477
Pasona Group, Inc.	6,900	85,790
PC Depot Corp.	12,000	41,103
PCI Holdings, Inc.	1,600	11,549
Pegasus Company, Ltd.	7,800	29,886
Penta-Ocean Construction Company, Ltd.	73,700	371,516
People Dreams & Technologies Group Company, Ltd.	2,800	29,277
PeptiDream, Inc. (A)	4,500	69,159
PIA Corp. (A)	1,000	23,351
Pickles Holdings Company, Ltd.	4,200	36,862
Pigeon Corp.	36,100	512,724
Pilot Corp.	6,700	209,791
Piolax, Inc.	8,700	118,746
Plus Alpha Consulting Company, Ltd.	800	17,933
Pole To Win Holdings, Inc.	10,400	68,682
Poppins Corp.	700	7,770
Premium Group Company, Ltd.	11,400	122,596
Premium Water Holdings, Inc.	900	15,820
Press Kogyo Company, Ltd.	27,600	110,228
Pressance Corp.	6,300	82,350
Prestige International, Inc.	28,800	126,351
Prima Meat Packers, Ltd.	7,100	109,991
Procrea Holdings, Inc.	7,996	117,080
Pronexus, Inc.	6,000	41,028
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	47

	Shares	Value
Japan (continued)
Pro-Ship, Inc.	1,900	$19,240
Proto Corp.	9,000	71,287
PS Mitsubishi Construction Company, Ltd.	8,400	41,725
Punch Industry Company, Ltd.	6,700	22,651
QB Net Holdings Company, Ltd.	3,200	33,860
Qol Holdings Company, Ltd.	9,400	106,037
Quick Company, Ltd.	3,200	44,792
Raccoon Holdings, Inc.	5,700	29,180
Raito Kogyo Company, Ltd.	12,300	169,225
Raiznext Corp.	8,500	81,894
RaQualia Pharma, Inc. (A)	3,300	19,151
Rasa Corp.	2,900	27,347
Rasa Industries, Ltd.	2,800	40,207
Raysum Company, Ltd.	700	14,866
Relia, Inc.	2,900	30,412
Renaissance, Inc.	1,700	11,001
RenetJapanGroup, Inc. (A)	1,500	5,583
Rengo Company, Ltd.	55,300	328,520
RENOVA, Inc. (A)	5,700	65,802
Resorttrust, Inc.	25,000	364,577
Restar Holdings Corp.	3,600	58,925
Retail Partners Company, Ltd.	7,500	83,494
Rheon Automatic Machinery Company, Ltd.	7,800	80,922
Rhythm Company, Ltd.	2,000	23,860
Riberesute Corp.	2,000	9,648
Ricoh Leasing Company, Ltd.	4,400	120,143
Ride On Express Holdings Company, Ltd.	2,400	17,228
Right On Company, Ltd. (A)	6,300	25,109
Riken Corp.	3,100	59,600
Riken Keiki Company, Ltd.	4,400	149,776
Riken Technos Corp.	13,400	56,580
Riken Vitamin Company, Ltd.	6,900	97,754
Rion Company, Ltd.	3,400	43,883
Riso Kyoiku Company, Ltd.	31,300	67,541
River Eletec Corp.	1,100	4,259
Rock Field Company, Ltd.	6,500	67,161
Rokko Butter Company, Ltd.	4,700	44,186
Roland Corp.	3,500	100,872
Roland DG Corp.	3,900	91,079
Rorze Corp.	3,000	236,534
Round One Corp.	56,200	259,619
RS Technologies Company, Ltd.	5,000	112,286
Ryobi, Ltd.	8,800	97,072
Ryoden Corp.	4,100	55,669
Ryosan Company, Ltd.	5,829	159,128
S Foods, Inc.	5,600	123,198
S Line Company, Ltd.	2,000	11,158
S&B Foods, Inc.	2,100	53,259
Sac’s Bar Holdings, Inc.	7,300	53,688
Saibu Gas Holdings Company, Ltd.	7,200	101,164
Saint-Care Holding Corp.	3,300	17,834
Saison Information Systems Company, Ltd.	1,000	13,062
Sakai Chemical Industry Company, Ltd.	5,200	66,004
Sakai Heavy Industries, Ltd.	800	24,979
48	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Japan (continued)
Sakai Moving Service Company, Ltd.	3,200	$103,619
Sakata INX Corp.	10,700	87,267
Sakura Internet, Inc.	8,100	37,610
Sala Corp.	14,700	76,396
SAMTY Company, Ltd.	7,200	109,956
San Holdings, Inc.	2,600	39,958
San ju San Financial Group, Inc.	8,020	86,332
San-A Company, Ltd.	5,900	190,765
San-Ai Obbli Company, Ltd.	18,400	183,385
Sanden Corp. (A)	4,600	6,224
Sanei Architecture Planning Company, Ltd.	4,100	42,936
Sangetsu Corp.	12,700	224,449
Sanken Electric Company, Ltd.	4,187	332,850
Sanki Engineering Company, Ltd.	11,900	123,609
Sanko Gosei, Ltd.	3,100	11,777
Sanko Metal Industrial Company, Ltd.	600	17,221
Sankyo Frontier Company, Ltd.	1,300	33,668
Sankyo Seiko Company, Ltd.	10,400	39,466
Sankyo Tateyama, Inc.	7,500	33,818
Sankyu, Inc.	4,700	158,846
Sanoh Industrial Company, Ltd.	8,800	44,516
Sansei Landic Company, Ltd.	1,100	6,731
Sansei Technologies, Inc.	3,900	33,048
Sansha Electric Manufacturing Company, Ltd.	4,100	36,660
Sanshin Electronics Company, Ltd.	2,900	41,810
Sanyo Chemical Industries, Ltd.	3,900	112,319
Sanyo Denki Company, Ltd.	2,600	136,592
Sanyo Electric Railway Company, Ltd.	5,600	87,767
Sanyo Engineering & Construction, Inc.	1,900	8,589
Sanyo Shokai, Ltd.	3,300	37,026
Sanyo Special Steel Company, Ltd.	5,629	101,302
Sanyo Trading Company, Ltd.	7,600	69,153
Sapporo Holdings, Ltd.	7,000	187,874
Sata Construction Company, Ltd.	1,800	5,626
Sato Holdings Corp.	8,500	114,061
Sato Shoji Corp.	5,200	50,732
Satori Electric Company, Ltd.	2,900	33,222
Sawai Group Holdings Company, Ltd.	9,500	225,418
Saxa Holdings, Inc.	1,800	24,028
SB Technology Corp.	3,400	58,667
SBI Global Asset Management Company, Ltd.	10,800	37,451
SBI Insurance Group Company, Ltd. (A)	2,300	16,784
SBS Holdings, Inc.	6,200	134,330
Scroll Corp.	9,000	56,769
SEC Carbon, Ltd.	500	32,853
Seed Company, Ltd.	3,300	13,127
Seika Corp.	2,900	40,180
Seikagaku Corp.	14,500	77,595
Seikitokyu Kogyo Company, Ltd.	9,500	86,813
Seiko Electric Company, Ltd.	1,100	7,638
Seiko Group Corp.	8,000	150,739
Seiko PMC Corp.	5,600	21,945
Seikoh Giken Company, Ltd.	900	10,803
Seino Holdings Company, Ltd.	9,400	106,537
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	49

	Shares	Value
Japan (continued)
Seiren Company, Ltd.	13,100	$207,201
Sekisui Jushi Corp.	8,600	123,604
Sekisui Kasei Company, Ltd.	9,800	28,079
SEMITEC Corp.	1,200	16,715
Senko Group Holdings Company, Ltd.	31,200	205,704
Senshu Electric Company, Ltd.	4,200	94,841
Senshu Ikeda Holdings, Inc.	72,400	116,640
Senshukai Company, Ltd. (A)	13,900	40,865
Seria Company, Ltd.	13,700	222,650
Seven Bank, Ltd.	18,700	36,608
Shibaura Electronics Company, Ltd.	1,900	80,156
Shibaura Machine Company, Ltd.	6,000	186,536
Shibaura Mechatronics Corp.	1,100	136,712
Shibuya Corp.	5,600	99,611
Shidax Corp.	6,500	29,289
Shikibo, Ltd.	2,100	14,403
Shikoku Electric Power Company, Inc. (A)	43,300	299,149
Shikoku Kasei Holdings Corp.	10,500	108,760
Shima Seiki Manufacturing, Ltd.	7,900	96,577
Shimojima Company, Ltd.	3,900	28,711
Shin Maint Holdings Company, Ltd.	1,200	11,295
Shin Nippon Air Technologies Company, Ltd.	2,700	41,583
Shin Nippon Biomedical Laboratories, Ltd.	7,000	116,995
Shinagawa Refractories Company, Ltd.	1,800	61,254
Shindengen Electric Manufacturing Company, Ltd.	1,600	37,206
Shin-Etsu Polymer Company, Ltd.	12,000	118,087
Shinki Bus Company, Ltd.	1,300	31,428
Shinko Shoji Company, Ltd.	5,900	45,967
Shinmaywa Industries, Ltd.	17,400	153,064
Shinnihon Corp.	9,600	76,003
Shin-Nihon Tatemono Company, Ltd.	3,900	13,898
Shinnihonseiyaku Company, Ltd.	2,700	26,404
Shinsho Corp.	1,700	63,834
Shinwa Company, Ltd.	3,300	48,416
Shinwa Company, Ltd. (Gifu)	2,700	14,060
Ship Healthcare Holdings, Inc.	14,700	249,821
Shizuki Electric Company, Inc.	5,000	16,813
Shizuoka Gas Company, Ltd.	14,400	118,934
Shoei Company, Ltd.	13,600	254,210
Shoei Foods Corp.	2,900	81,818
Shofu, Inc.	3,500	53,692
Showa Sangyo Company, Ltd.	6,300	116,591
Showa Shinku Company, Ltd.	900	8,985
Sigma Koki Company, Ltd.	1,800	19,638
SIGMAXYZ Holdings, Inc.	8,400	65,618
Siix Corp.	10,500	107,782
Sinanen Holdings Company, Ltd.	1,800	46,882
Sinfonia Technology Company, Ltd.	9,000	104,443
Sinko Industries, Ltd.	6,900	99,337
Sintokogio, Ltd.	15,000	114,183
SK Kaken Company, Ltd.	200	58,425
SK-Electronics Company, Ltd.	1,900	25,090
SKY Perfect JSAT Holdings, Inc.	45,600	170,146
Smaregi, Inc. (A)	1,600	26,670
50	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Japan (continued)
SMK Corp.	1,900	$31,059
SMS Company, Ltd.	8,900	184,747
Snow Peak, Inc.	9,200	123,593
Soda Nikka Company, Ltd.	5,800	31,711
Sodick Company, Ltd.	17,100	85,795
Soft99 Corp.	6,300	62,424
Softcreate Holdings Corp.	5,400	59,268
Software Service, Inc.	900	56,982
Soiken Holdings, Inc.	8,200	16,156
Soken Chemical & Engineering Company, Ltd.	3,400	42,970
Solasto Corp.	16,100	68,661
Soliton Systems KK	3,800	31,367
Solxyz Company, Ltd.	2,400	7,154
Sotetsu Holdings, Inc.	14,000	256,218
Sotoh Company, Ltd.	2,400	12,445
Space Company, Ltd.	2,970	21,536
Sparx Group Company, Ltd.	5,180	51,554
SPK Corp.	1,800	21,606
S-Pool, Inc.	21,400	88,145
Sprix, Inc.	900	5,076
SRA Holdings	3,500	76,414
SRE Holdings Corp. (A)	3,300	83,363
ST Corp.	4,300	46,063
St. Marc Holdings Company, Ltd.	6,600	87,186
Star Mica Holdings Company, Ltd.	8,400	37,857
Star Micronics Company, Ltd.	12,200	157,933
Starts Corp., Inc.	9,700	188,362
Starzen Company, Ltd.	5,000	80,816
Stella Chemifa Corp.	3,500	76,088
Step Company, Ltd.	2,900	36,889
Strike Company, Ltd.	2,600	64,296
Studio Alice Company, Ltd.	3,500	53,324
Subaru Enterprise Company, Ltd.	500	33,410
Sugimoto & Company, Ltd.	3,300	45,877
Sumida Corp.	7,800	74,421
Suminoe Textile Company, Ltd. (B)	2,199	34,612
Sumiseki Holdings, Inc.	11,400	27,668
Sumitomo Bakelite Company, Ltd.	10,100	396,437
Sumitomo Densetsu Company, Ltd.	5,400	106,781
Sumitomo Mitsui Construction Company, Ltd.	48,160	120,945
Sumitomo Osaka Cement Company, Ltd.	9,400	233,352
Sumitomo Pharma Company, Ltd.	11,400	52,072
Sumitomo Riko Company, Ltd.	9,500	51,438
Sumitomo Seika Chemicals Company, Ltd.	3,100	90,337
Sun Frontier Fudousan Company, Ltd.	10,900	102,939
Suncall Corp.	7,800	27,375
Sun-Wa Technos Corp.	3,500	54,055
Suruga Bank, Ltd.	51,300	189,154
Suzuki Company, Ltd.	4,100	26,611
SWCC Corp.	8,300	111,113
System Information Company, Ltd.	2,200	11,177
System Research Company, Ltd.	1,400	23,990
System Support, Inc.	1,100	14,378
Systems Engineering Consultants Company, Ltd.	600	13,173
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	51

	Shares	Value
Japan (continued)
Systena Corp.	83,500	$181,010
Syuppin Company, Ltd.	5,600	38,805
T Hasegawa Company, Ltd.	6,500	140,236
T RAD Company, Ltd.	2,000	25,053
T&K Toka Company, Ltd.	7,400	61,035
Tachibana Eletech Company, Ltd.	5,100	77,929
Tachikawa Corp.	3,500	30,867
Tachi-S Company, Ltd.	8,000	80,887
Tadano, Ltd.	31,500	231,047
Taihei Dengyo Kaisha, Ltd.	4,000	114,581
Taiheiyo Cement Corp.	10,800	183,468
Taiheiyo Kouhatsu, Inc.	1,200	6,162
Taiho Kogyo Company, Ltd.	6,000	32,294
Taikisha, Ltd.	7,200	186,351
Taisei Lamick Company, Ltd.	2,500	50,446
Taisei Oncho Company, Ltd.	500	7,235
Taiyo Holdings Company, Ltd.	10,900	199,271
Takamatsu Construction Group Company, Ltd.	5,100	84,294
Takamiya Company, Ltd.	9,700	33,224
Takano Company, Ltd.	2,400	12,438
Takaoka Toko Company, Ltd.	3,970	56,509
Takara & Company, Ltd. (B)	3,400	53,609
Takara Bio, Inc.	15,800	184,242
Takara Holdings, Inc.	43,500	318,969
Takara Standard Company, Ltd.	7,600	93,127
Takasago International Corp.	4,200	75,794
Takasago Thermal Engineering Company, Ltd.	13,500	225,321
Takashima & Company, Ltd.	1,400	33,626
Takashimaya Company, Ltd.	8,300	111,489
Takasho Company, Ltd.	3,000	14,684
Take And Give Needs Company, Ltd. (A)	1,200	9,462
TAKEBISHI Corp.	2,500	28,735
Takeuchi Manufacturing Company, Ltd.	10,800	289,643
Takisawa Machine Tool Company, Ltd.	2,600	22,993
Takuma Company, Ltd.	17,400	177,129
Tama Home Company, Ltd.	5,200	129,847
Tamron Company, Ltd.	4,900	120,091
Tamura Corp.	28,100	139,195
Tanabe Consulting Group Company, Ltd.	1,800	10,978
Tanabe Engineering Corp.	1,900	14,220
Tanaka Chemical Corp. (A)	3,400	29,639
Tanseisha Company, Ltd.	13,500	76,927
Taoka Chemical Company, Ltd.	2,500	13,239
Tatsuta Electric Wire and Cable Company, Ltd.	15,400	79,208
Tayca Corp.	5,300	46,434
Tazmo Company, Ltd.	3,000	41,089
TBK Company, Ltd.	9,100	20,410
TBS Holdings, Inc.	1,100	17,873
TDC Soft, Inc.	5,400	57,250
Tear Corp.	4,900	15,041
TechMatrix Corp.	10,800	141,971
Techno Horizon Company, Ltd. (A)	4,100	13,602
Techno Medica Company, Ltd.	2,400	31,318
Techno Ryowa, Ltd.	3,800	24,986
52	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Japan (continued)
Techno Smart Corp.	3,200	$34,196
Technoflex Corp.	1,300	10,499
Tecnos Japan, Inc.	3,900	15,924
Teijin, Ltd.	10,900	100,704
Teikoku Electric Manufacturing Company, Ltd.	5,000	80,288
Teikoku Sen-I Company, Ltd.	6,300	72,057
Teikoku Tsushin Kogyo Company, Ltd.	2,800	30,347
Tekken Corp.	5,000	68,916
Temairazu, Inc.	800	22,295
Tenma Corp.	4,300	73,158
Tenpos Holdings Company, Ltd.	1,400	24,208
Tera Probe, Inc.	1,200	26,200
Terilogy Holdings	4,200	9,513
Tess Holdings Company, Ltd.	4,100	29,273
T-Gaia Corp.	6,500	76,980
The 77 Bank, Ltd.	15,500	270,034
The Akita Bank, Ltd.	5,700	66,397
The Awa Bank, Ltd. (B)	10,300	146,019
The Bank of Iwate, Ltd.	3,900	56,122
The Bank of Nagoya, Ltd.	2,800	67,488
The Bank of Saga, Ltd.	3,400	39,320
The Bank of Toyama, Ltd.	1,200	13,861
The Chiba Kogyo Bank, Ltd.	10,800	40,564
The Chugoku Electric Power Company, Inc. (A)	56,800	348,290
The Daito Bank, Ltd.	2,800	12,308
The Ehime Bank, Ltd.	9,950	56,244
The First Bank of Toyama, Ltd.	15,900	74,056
The Fukui Bank, Ltd.	7,118	71,496
The Furukawa Battery Company, Ltd.	5,900	44,244
The Gunma Bank, Ltd.	103,000	367,917
The Hachijuni Bank, Ltd.	24,800	104,192
The Hyakugo Bank, Ltd.	65,500	182,398
The Hyakujushi Bank, Ltd.	6,800	85,256
The Japan Steel Works, Ltd.	3,100	63,370
The Keiyo Bank, Ltd.	31,200	113,293
The Kita-Nippon Bank, Ltd.	2,500	34,685
The Kiyo Bank, Ltd. (B)	18,139	191,852
The Miyazaki Bank, Ltd.	5,300	85,413
The Monogatari Corp.	10,500	235,086
The Musashino Bank, Ltd.	8,300	129,594
The Nagano Bank, Ltd.	3,900	42,919
The Nanto Bank, Ltd.	9,100	154,208
The Nippon Road Company, Ltd.	1,300	77,697
The Nisshin Oillio Group, Ltd.	6,600	156,050
The Ogaki Kyoritsu Bank, Ltd.	11,600	148,125
The Oita Bank, Ltd.	4,500	66,136
The Okinawa Electric Power Company, Inc. (A)	15,364	128,645
The Pack Corp.	4,900	103,047
The San-In Godo Bank, Ltd.	40,700	221,894
The Shibusawa Warehouse Company, Ltd.	3,500	57,495
The Shiga Bank, Ltd.	10,700	207,886
The Shikoku Bank, Ltd.	8,800	52,260
The Shimizu Bank, Ltd.	3,900	39,394
The Sumitomo Warehouse Company, Ltd.	17,276	271,649
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	53

	Shares	Value
Japan (continued)
The Taiko Bank, Ltd.	3,400	$24,980
The Tochigi Bank, Ltd.	31,700	53,095
The Toho Bank, Ltd.	57,700	92,165
The Tohoku Bank, Ltd.	3,800	26,542
The Torigoe Company, Ltd.	5,900	25,419
The Tottori Bank, Ltd.	3,400	27,837
The Towa Bank, Ltd.	14,100	51,584
The Yamagata Bank, Ltd.	6,300	47,743
The Yamanashi Chuo Bank, Ltd.	8,851	71,126
Tigers Polymer Corp.	6,500	24,633
TKC Corp.	8,100	216,989
TKP Corp. (A)	3,900	70,885
Toa Corp. (Hyogo)	7,100	42,122
Toa Corp. (Tokyo)	4,200	92,245
TOA ROAD Corp.	2,400	68,934
Toagosei Company, Ltd.	29,300	251,841
Toba, Inc.	800	17,038
Tobila Systems, Inc.	900	6,340
Tobishima Corp.	6,820	57,975
TOC Company, Ltd.	9,300	39,746
Tocalo Company, Ltd.	20,100	194,181
Toda Corp.	37,200	205,827
Toda Kogyo Corp. (A)	900	14,872
Toei Company, Ltd.	300	38,118
Toell Company, Ltd.	3,900	20,686
Toenec Corp.	2,700	66,863
Togami Electric Manufacturing Company, Ltd.	600	8,062
Toho Acetylene Company, Ltd.	900	8,148
Toho Company, Ltd.	2,800	48,405
Toho Gas Company, Ltd.	8,200	143,458
Toho Holdings Company, Ltd.	16,300	297,651
Toho Titanium Company, Ltd. (B)	10,000	136,168
Toho Zinc Company, Ltd.	3,600	42,958
Tohoku Steel Company, Ltd.	500	6,302
Tohokushinsha Film Corp.	6,700	44,979
Tokai Carbon Company, Ltd.	46,500	384,290
Tokai Corp.	6,200	82,343
TOKAI Holdings Corp.	31,100	193,962
Tokai Lease Company, Ltd.	300	2,803
Tokai Rika Company, Ltd.	16,100	218,226
Tokai Tokyo Financial Holdings, Inc.	60,000	150,491
Token Corp.	2,250	116,985
Tokushu Tokai Paper Company, Ltd.	2,100	46,237
Tokuyama Corp.	17,600	271,529
Tokyo Base Company, Ltd.	7,500	24,583
Tokyo Electron Device, Ltd.	2,100	150,890
Tokyo Energy & Systems, Inc.	6,000	39,477
Tokyo Individualized Educational Institute, Inc.	7,900	29,287
Tokyo Keiki, Inc.	4,200	36,537
Tokyo Kiraboshi Financial Group, Inc.	8,158	174,085
Tokyo Ohka Kogyo Company, Ltd.	1,000	59,191
Tokyo Rakutenchi Company, Ltd.	1,200	35,690
Tokyo Rope Manufacturing Company, Ltd.	1,700	12,847
Tokyo Sangyo Company, Ltd.	6,600	38,604
54	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Japan (continued)
Tokyo Seimitsu Company, Ltd.	12,200	$529,103
Tokyo Steel Manufacturing Company, Ltd.	19,600	191,927
Tokyo Tekko Company, Ltd.	1,700	32,019
Tokyo Theatres Company, Inc.	2,400	19,320
Tokyotokeiba Company, Ltd.	5,000	142,489
Tokyu Construction Company, Ltd.	26,200	130,655
Toli Corp.	17,800	38,224
Tomato Bank, Ltd.	3,200	23,033
Tomen Devices Corp.	900	37,014
Tomoe Corp.	7,600	23,788
Tomoe Engineering Company, Ltd.	2,400	41,093
Tomoku Company, Ltd.	2,900	38,784
TOMONY Holdings, Inc.	44,000	113,020
Tomy Company, Ltd.	25,800	304,791
Tonami Holdings Company, Ltd.	1,800	54,197
Topcon Corp.	32,000	444,280
Topre Corp.	13,100	131,762
Topy Industries, Ltd.	5,700	78,940
Torex Semiconductor, Ltd.	2,300	35,639
Toridoll Holdings Corp.	13,800	292,839
Torii Pharmaceutical Company, Ltd.	4,200	101,688
Torishima Pump Manufacturing Company, Ltd.	4,600	50,690
Tosei Corp.	9,300	111,065
Toshiba TEC Corp.	6,900	201,640
Tosho Company, Ltd.	2,700	22,220
Totech Corp.	2,000	58,367
Totetsu Kogyo Company, Ltd.	8,800	159,904
Toukei Computer Company, Ltd.	600	26,832
Towa Corp.	6,800	118,961
Towa Pharmaceutical Company, Ltd.	8,400	105,786
Toyo Construction Company, Ltd.	31,300	220,870
Toyo Corp.	8,200	77,084
Toyo Denki Seizo KK	3,100	20,565
Toyo Engineering Corp. (A)	11,300	42,450
Toyo Gosei Company, Ltd.	1,800	112,814
Toyo Ink SC Holdings Company, Ltd.	11,100	170,231
Toyo Kanetsu KK	1,600	38,858
Toyo Logistics Company, Ltd.	6,100	11,153
Toyo Machinery & Metal Company, Ltd.	6,200	27,807
Toyo Securities Company, Ltd.	22,800	43,119
Toyo Tanso Company, Ltd.	5,400	194,615
Toyo Tire Corp.	23,500	285,069
Toyo Wharf & Warehouse Company, Ltd.	1,900	17,453
Toyobo Company, Ltd.	26,806	190,720
Toyoda Gosei Company, Ltd.	2,700	44,334
TPR Company, Ltd.	7,200	72,789
Traders Holdings Company, Ltd.	6,220	20,136
Trancom Company, Ltd.	2,200	104,177
Trans Genic, Inc.	4,600	9,924
Transaction Company, Ltd.	3,700	44,476
Transcosmos, Inc.	4,900	115,439
TRE Holdings Corp.	3,976	30,599
Treasure Factory Company, Ltd.	2,200	24,474
Trenders, Inc.	1,200	10,243
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	55

	Shares	Value
Japan (continued)
Tri Chemical Laboratories, Inc.	8,400	$148,418
Trinity Industrial Corp.	2,000	11,181
Trusco Nakayama Corp.	14,000	210,787
TS Tech Company, Ltd.	26,000	323,659
TSI Holdings Company, Ltd.	12,005	55,708
Tsubaki Nakashima Company, Ltd.	14,200	85,371
Tsubakimoto Chain Company	7,600	179,534
Tsubakimoto Kogyo Company, Ltd.	1,400	38,480
Tsugami Corp.	14,800	138,286
Tsukishima Holdings Company, Ltd.	9,900	80,761
Tsukuba Bank, Ltd.	31,600	43,894
Tsumura & Company	18,000	356,630
Tsurumi Manufacturing Company, Ltd.	5,400	91,221
Tsutsumi Jewelry Company, Ltd.	2,500	36,721
Tsuzuki Denki Company, Ltd.	2,100	26,199
TV Asahi Holdings Corp.	5,400	58,568
Tv Tokyo Holdings Corp.	2,400	47,354
TYK Corp.	6,400	14,259
UACJ Corp.	9,871	180,615
UBE Corp.	28,500	460,151
Ubicom Holdings, Inc.	2,100	28,414
Uchida Yoko Company, Ltd.	2,500	90,637
Ueki Corp.	1,200	10,880
ULS Group, Inc.	600	13,001
Ultrafabrics Holdings Company, Ltd.	2,600	35,538
Ulvac, Inc.	6,800	275,612
Union Tool Company	3,100	70,065
Unipres Corp.	12,500	87,720
UNIRITA, Inc.	700	9,209
United Arrows, Ltd.	5,700	96,414
United Super Markets Holdings, Inc.	16,700	129,825
UNITED, Inc.	6,800	37,144
Unitika, Ltd. (A)	23,900	36,975
Universal Entertainment Corp. (A)	7,300	123,990
Urbanet Corp. Company, Ltd.	3,800	9,268
Usen-Next Holdings Company, Ltd.	4,100	95,461
User Local, Inc.	1,400	22,053
Ushio, Inc.	31,100	422,016
UT Group Company, Ltd. (A)	8,000	157,472
UUUM Company, Ltd. (A)	2,800	14,025
V Technology Company, Ltd.	2,900	53,567
Valor Holdings Company, Ltd.	11,700	159,753
Valqua, Ltd.	5,200	130,201
Value HR Company, Ltd.	4,200	42,394
ValueCommerce Company, Ltd.	4,800	48,186
Valuence Holdings, Inc.	1,700	28,926
V-Cube, Inc.	5,200	18,531
Vector, Inc.	9,700	91,048
Vertex Corp.	4,320	44,879
Village Vanguard Company, Ltd. (A)	1,400	10,640
VINX Corp.	1,300	13,433
Vision, Inc. (A)	7,300	90,405
Visional, Inc. (A)	800	40,890
Vital KSK Holdings, Inc.	12,500	80,624
56	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Japan (continued)
VT Holdings Company, Ltd.	25,800	$93,025
Wacoal Holdings Corp.	12,600	259,177
Wacom Company, Ltd.	42,600	214,406
Wakachiku Construction Company, Ltd.	3,000	70,752
Wakamoto Pharmaceutical Company, Ltd.	4,500	7,226
Wakita & Company, Ltd.	10,600	98,919
Warabeya Nichiyo Holdings Company, Ltd.	3,800	61,084
Waseda Academy Company, Ltd.	3,800	37,165
Watahan & Company, Ltd.	5,600	53,569
Watts Company, Ltd.	4,400	22,097
WDB Holdings Company, Ltd.	3,600	52,566
Weathernews, Inc.	1,900	90,904
Wellneo Sugar Company, Ltd.	4,100	59,036
Wellnet Corp.	2,500	10,779
West Holdings Corp.	6,809	138,313
Will Group, Inc.	5,700	41,343
WILLs, Inc.	1,200	5,141
WingArc1st, Inc.	4,500	76,523
WIN-Partners Company, Ltd.	4,900	34,376
Wood One Company, Ltd.	3,600	30,168
World Company, Ltd.	7,000	75,448
World Holdings Company, Ltd.	3,100	60,988
Wowow, Inc.	2,400	18,272
Xebio Holdings Company, Ltd.	7,100	56,783
Yachiyo Industry Company, Ltd.	2,500	18,078
Yagi & Company, Ltd.	800	7,309
Yahagi Construction Company, Ltd.	9,700	74,916
Yaizu Suisankagaku Industry Company, Ltd.	2,900	16,437
YAKUODO Holdings Company, Ltd.	3,600	64,440
YAMABIKO Corp.	11,600	117,814
YAMADA Consulting Group Company, Ltd.	3,700	44,832
Yamaguchi Financial Group, Inc.	61,600	401,705
Yamaichi Electronics Company, Ltd.	6,000	89,128
YA-MAN, Ltd.	10,300	84,488
Yamashina Corp.	24,800	25,251
Yamatane Corp.	2,900	33,195
Yamato Corp.	5,600	34,777
Yamaura Corp.	1,600	12,921
Yamaya Corp.	1,800	33,452
Yamazawa Company, Ltd.	1,800	15,886
Yamazen Corp.	19,100	139,280
Yaoko Company, Ltd.	2,300	114,252
Yashima Denki Company, Ltd.	4,800	42,927
Yasuda Logistics Corp.	5,200	35,227
YE Digital Corp.	1,900	5,840
Yellow Hat, Ltd.	10,900	142,961
Yodogawa Steel Works, Ltd.	6,765	142,110
Yokogawa Bridge Holdings Corp.	9,200	147,489
Yokorei Company, Ltd.	13,200	102,667
Yokowo Company, Ltd.	6,100	75,098
Yomeishu Seizo Company, Ltd.	2,800	36,259
Yondenko Corp.	3,200	46,770
Yondoshi Holdings, Inc.	5,659	71,116
Yonex Company, Ltd.	11,900	112,894
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	57

	Shares	Value
Japan (continued)
Yonkyu Company, Ltd.	1,200	$20,155
Yorozu Corp.	6,100	33,936
Yoshinoya Holdings Company, Ltd.	19,900	368,182
Yotai Refractories Company, Ltd.	5,700	55,682
Yuasa Funashoku Company, Ltd.	1,100	21,734
Yuasa Trading Company, Ltd.	5,700	171,247
Yuken Kogyo Company, Ltd.	1,200	16,680
Yukiguni Maitake Company, Ltd.	5,000	34,069
Yurtec Corp.	11,700	67,600
Yushin Precision Equipment Company, Ltd.	3,000	14,720
Yushiro Chemical Industry Company, Ltd.	3,700	25,111
Yutaka Giken Company, Ltd.	1,600	20,008
Zaoh Company, Ltd.	1,800	27,940
Zenitaka Corp.	600	12,804
Zenrin Company, Ltd.	10,400	64,472
ZERIA Pharmaceutical Company, Ltd.	6,500	109,062
ZIGExN Company, Ltd.	17,300	84,083
Zuiko Corp.	4,400	32,676
Jersey, Channel Islands 0.1%		510,190
Centamin PLC	402,088	501,429
JTC PLC (D)	1,007	8,761
Liechtenstein 0.1%		389,478
Liechtensteinische Landesbank AG	4,277	281,256
VP Bank AG, Class A	1,093	108,222
Luxembourg 0.4%		2,290,314
APERAM SA	11,185	367,608
B&S Group Sarl (D)	5,479	21,694
Befesa SA (D)	10,492	391,524
d’Amico International Shipping SA	215,214	79,724
Global Fashion Group SA (A)	9,562	5,276
Grand City Properties SA	29,654	219,041
IVS Group SA	9,712	45,642
L’Occitane International SA	50,250	134,705
SES SA	103,701	615,797
Shurgard Self Storage, Ltd.	6,671	305,263
Sword Group	2,454	104,040
Macau 0.0%		52,847
MECOM Power and Construction, Ltd.	276,000	52,847
Malaysia 0.0%		42,012
Frencken Group, Ltd.	52,800	33,312
Pentamaster International, Ltd.	62,000	8,700
Malta 0.0%		16,559
Catena Media PLC (A)	2,080	3,931
Gaming Innovation Group, Inc. (A)	5,338	12,628
Monaco 0.0%		47,748
Societe des Bains de Mer et du Cercle des Etrangers a Monaco	407	47,748
Mongolia 0.0%		27,102
Mongolian Mining Corp. (A)	114,000	27,102
58	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Netherlands 2.0%		$11,796,874
Aalberts NV	29,452	1,246,563
Acomo NV	4,872	114,486
Alfen N.V. (A)(B)(D)	6,205	444,079
AMG Critical Materials NV	8,363	377,670
Arcadis NV	21,136	859,435
ASR Nederland NV	14,162	603,539
Basic-Fit NV (A)(B)(D)	12,628	483,678
BE Semiconductor Industries NV	18,268	2,019,906
Beter Bed Holding NV	4,223	13,092
Brack Capital Properties NV (A)	1,254	149,585
Brunel International NV	6,624	81,837
Corbion NV	17,985	494,686
CTP NV (D)	4,238	54,541
Flow Traders, Ltd.	9,046	209,109
ForFarmers NV	13,376	40,441
Fugro NV (A)	31,463	452,757
Heijmans NV	6,455	69,786
Just Eat Takeaway.com NV (A)	642	9,694
Kendrion NV	4,735	90,766
Koninklijke BAM Groep NV	68,896	140,232
Koninklijke Vopak NV	14,100	495,587
Lucas Bols NV (D)	3,531	38,146
Meltwater NV (A)	22,305	36,273
Nedap NV	1,602	96,664
OCI NV	7,493	166,313
Ordina NV	26,818	162,556
Pharming Group NV (A)	105,944	129,139
PostNL NV	104,825	162,769
PPHE Hotel Group, Ltd.	4,959	66,984
SBM Offshore NV	38,083	517,794
SIF Holding NV (A)	1,808	26,607
Signify NV (D)	33,733	860,819
Sligro Food Group NV	7,248	121,705
TKH Group NV	12,076	600,575
TomTom NV (A)	18,990	145,350
Van Lanschot Kempen NV	7,794	213,711
New Zealand 0.4%		2,290,760
Air New Zealand, Ltd. (A)	317,520	148,135
Arvida Group, Ltd.	104,727	75,542
Briscoe Group, Ltd.	11,818	32,041
Channel Infrastructure NZ, Ltd.	43,399	38,670
Chorus, Ltd.	79,401	391,181
Comvita, Ltd.	3,159	5,715
Delegat Group, Ltd.	9,275	52,971
Freightways Group, Ltd.	28,463	154,597
Gentrack Group, Ltd. (A)	9,421	24,486
Hallenstein Glasson Holdings, Ltd.	12,034	44,213
Heartland Group Holdings, Ltd.	121,972	115,319
Investore Property, Ltd.	79,415	66,022
KMD Brands, Ltd.	152,310	99,979
Manawa Energy, Ltd. (B)	10,579	30,256
Napier Port Holdings, Ltd.	4,702	7,082
NZME, Ltd.	72,696	40,180
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	59

	Shares	Value
New Zealand (continued)
NZX, Ltd.	84,368	$57,838
Oceania Healthcare, Ltd.	135,088	68,212
Pacific Edge, Ltd. (A)(B)	113,948	29,211
PGG Wrightson, Ltd.	6,900	17,595
Rakon, Ltd. (A)	10,627	6,207
Restaurant Brands New Zealand, Ltd.	8,039	33,113
Sanford, Ltd.	22,753	56,825
Scales Corp., Ltd.	25,768	49,024
Serko, Ltd. (A)	10,833	19,950
Skellerup Holdings, Ltd.	32,456	89,885
SKY Network Television, Ltd.	36,695	56,323
SKYCITY Entertainment Group, Ltd.	121,765	161,233
Steel & Tube Holdings, Ltd.	21,933	14,796
Summerset Group Holdings, Ltd.	14,490	79,566
Synlait Milk, Ltd. (A)	16,019	14,927
The Warehouse Group, Ltd.	25,288	26,649
Tourism Holdings, Ltd. (A)	24,687	56,963
TOWER, Ltd.	136,191	49,625
Turners Automotive Group, Ltd.	13,978	30,275
Vista Group International, Ltd. (A)	57,676	46,154
Norway 0.8%		4,546,296
2020 Bulkers, Ltd. (A)	2,700	24,218
ABG Sundal Collier Holding ASA	121,577	61,949
Akastor ASA	61,659	55,202
Aker Carbon Capture ASA (A)	18,506	20,779
AMSC ASA (A)	15,163	53,298
ArcticZymes Technologies ASA (A)	10,381	38,186
Atea ASA (A)	23,697	314,729
Avance Gas Holding, Ltd. (D)	2,133	17,608
Axactor ASA (A)	47,680	23,342
B2Holding ASA	70,553	46,556
Belships ASA	19,970	29,664
BlueNord ASA (A)(B)	5,187	179,370
Bonheur ASA	5,968	151,683
Borregaard ASA	10,332	171,882
Bouvet ASA	21,297	126,798
BW Offshore, Ltd.	31,002	71,800
Cloudberry Clean Energy ASA (A)	6,372	7,003
Crayon Group Holding ASA (A)(D)	17,078	181,316
DNO ASA	126,912	113,215
Elopak ASA	5,391	11,863
Europris ASA (D)	45,417	300,585
FLEX LNG, Ltd.	2,968	89,128
Grieg Seafood ASA	15,218	117,498
Hexagon Composites ASA (A)	39,844	98,930
Hofseth BioCare ASA (A)	27,299	7,746
IDEX Biometrics ASA (A)	160,219	11,631
Itera ASA	21,736	30,439
Kahoot! ASA (A)	23,324	57,309
Kid ASA (D)	6,963	50,758
Kitron ASA	44,546	183,053
Medistim ASA	2,819	66,342
Morrow Bank ASA (A)	16,702	7,111
60	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Norway (continued)
MPC Container Ships ASA	81,418	$153,163
Multiconsult ASA (D)	4,235	61,250
Norske Skog ASA (D)	14,010	51,806
Norwegian Air Shuttle ASA (A)	70,682	82,595
NRC Group ASA (A)	15,653	15,088
Odfjell Drilling, Ltd. (A)	25,549	59,650
Odfjell SE, A Shares	7,780	64,394
OKEA ASA	6,814	18,858
Otello Corp. ASA	16,811	11,394
Panoro Energy ASA	18,518	42,157
Pareto Bank ASA	9,307	42,394
PGS ASA (A)	202,980	128,864
PhotoCure ASA (A)	7,868	36,075
PoLight ASA (A)(D)	4,176	4,079
Protector Forsikring ASA	18,763	286,332
Sandnes Sparebank	1,787	13,252
SATS ASA (A)	4,176	4,139
Scatec ASA (D)	11,014	73,721
Self Storage Group ASA (A)	14,066	30,406
Selvaag Bolig ASA	13,802	38,713
Siem Offshore, Inc. (A)	10,316	19,017
SpareBank 1 Helgeland	791	8,630
Sparebank 1 Oestlandet	5,853	65,509
SpareBank 1 Sorost-Norge	9,718	43,947
Sparebanken More	7,071	48,212
Treasure ASA	15,273	24,953
Ultimovacs ASA (A)	2,829	30,723
Veidekke ASA	30,130	279,677
Volue ASA (A)	4,209	6,128
Vow ASA (A)	7,259	7,214
Wilh Wilhelmsen Holding ASA, Class A	3,125	72,965
Peru 0.0%		101,599
Hochschild Mining PLC	107,762	101,599
Philippines 0.0%		21,664
Del Monte Pacific, Ltd.	136,300	21,664
Poland 0.0%		27,597
InPost SA (A)	2,551	27,597
Portugal 0.4%		2,214,435
Altri SGPS SA (B)	28,159	124,197
Banco Comercial Portugues SA	2,532,482	557,894
Corticeira Amorim SGPS SA	6,510	68,460
CTT-Correios de Portugal SA	37,215	129,446
Greenvolt-Energias Renovaveis SA (A)(B)	10,901	71,139
Ibersol SGPS SA	2,073	15,671
Mota-Engil SGPS SA	23,312	45,778
NOS SGPS SA	72,822	268,917
REN - Redes Energeticas Nacionais SGPS SA	155,280	416,473
Sonae SGPS SA	304,900	294,177
The Navigator Company SA	67,490	222,283
Singapore 1.1%		6,615,558
AEM Holdings, Ltd.	62,200	165,477
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	61

	Shares	Value
Singapore (continued)
Amara Holdings, Ltd.	80,000	$20,092
Avarga, Ltd. (A)	74,200	11,236
Aztech Global, Ltd.	44,700	22,959
Banyan Tree Holdings, Ltd. (A)	78,000	19,278
Best World International, Ltd. (A)	20,626	28,187
BOC Aviation, Ltd. (D)	1,600	11,748
Bonvests Holdings, Ltd.	36,400	24,993
Boustead Singapore, Ltd.	104,189	62,481
BRC Asia, Ltd.	15,100	18,321
Bukit Sembawang Estates, Ltd.	56,200	165,899
BW Energy, Ltd. (A)	24,863	60,921
BW LPG, Ltd. (D)	23,642	202,298
Capitaland India Trust	203,300	159,359
Centurion Corp., Ltd.	85,000	21,322
China Aviation Oil Singapore Corp., Ltd.	72,800	45,476
China Sunsine Chemical Holdings, Ltd.	152,100	46,084
Chuan Hup Holdings, Ltd.	109,000	14,742
ComfortDelGro Corp., Ltd.	475,700	386,778
COSCO Shipping International Singapore Company, Ltd. (A)	278,500	32,525
Creative Technology, Ltd. (A)	11,500	10,603
CSE Global, Ltd.	92,000	22,772
CW Group Holdings, Ltd. (A)(C)	135,000	3,186
Dasin Retail Trust (A)	49,600	4,956
Delfi, Ltd.	88,200	86,636
Ezion Holdings, Ltd. (A)(C)	1,126,020	35,805
Ezra Holdings, Ltd. (A)(C)	438,996	893
Far East Orchard, Ltd.	60,031	45,674
First Resources, Ltd.	136,100	151,793
Food Empire Holdings, Ltd.	36,000	25,826
Fraser and Neave, Ltd.	82,900	67,477
Fu Yu Corp., Ltd.	142,200	18,422
Gallant Venture, Ltd. (A)	264,000	25,388
Geo Energy Resources, Ltd.	105,900	18,812
Golden Agri-Resources, Ltd.	1,633,100	319,642
Golden Energy & Resources, Ltd. (A)	123,300	86,128
GSH Corp., Ltd. (A)	51,600	6,746
GuocoLand, Ltd.	69,700	79,394
Haw Par Corp., Ltd.	22,600	154,334
Hiap Hoe, Ltd.	38,000	19,604
Ho Bee Land, Ltd.	53,300	80,416
Hong Fok Corp., Ltd.	77,336	56,891
Hong Leong Asia, Ltd.	70,600	33,373
Hong Leong Finance, Ltd.	84,000	152,793
Hotel Grand Central, Ltd.	48,457	31,111
HRnetgroup, Ltd.	75,200	41,717
Hyflux, Ltd. (A)(B)	154,800	15
iFAST Corp., Ltd.	32,000	105,748
IGG, Inc. (A)	234,000	122,254
Indofood Agri Resources, Ltd.	58,100	12,877
InnoTek, Ltd.	20,500	6,667
Japfa, Ltd.	87,620	15,240
Keppel Infrastructure Trust	971,938	348,694
Low Keng Huat Singapore, Ltd.	64,000	17,968
Marco Polo Marine, Ltd. (A)	526,500	19,441
62	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Singapore (continued)
Metro Holdings, Ltd.	151,300	$68,213
Micro-Mechanics Holdings, Ltd.	5,200	7,074
Midas Holdings, Ltd. (A)(B)(C)	249,000	30,050
Nanofilm Technologies International, Ltd.	56,700	61,570
NetLink NBN Trust	439,200	280,894
NSL, Ltd.	29,000	17,452
OM Holdings, Ltd.	69,157	26,301
OUE, Ltd.	79,600	64,127
Oxley Holdings, Ltd.	409,889	38,439
Pacific Century Regional Developments, Ltd.	52,900	13,667
Pan-United Corp., Ltd.	68,750	20,108
Propnex, Ltd.	15,400	11,828
Q&M Dental Group Singapore, Ltd.	57,720	12,378
QAF, Ltd.	59,334	35,781
Raffles Education, Ltd. (A)	279,802	11,374
Raffles Medical Group, Ltd.	187,218	179,868
Riverstone Holdings, Ltd.	47,000	21,141
SATS, Ltd. (A)	163,920	312,378
SBS Transit, Ltd.	27,700	52,843
Sheng Siong Group, Ltd.	160,400	192,080
SHS Holdings, Ltd.	84,000	8,934
SIA Engineering Company, Ltd. (A)	69,400	121,034
SIIC Environment Holdings, Ltd.	412,280	58,628
Silverlake Axis, Ltd.	45,300	9,714
Sinarmas Land, Ltd.	300,000	48,832
Sing Holdings, Ltd.	79,000	20,704
Sing Investments & Finance, Ltd.	42,900	31,571
Singapore Land Group, Ltd.	55,200	84,176
Singapore Post, Ltd.	329,400	108,511
Singapore Shipping Corp., Ltd.	87,492	16,496
Stamford Land Corp., Ltd.	162,285	46,811
StarHub, Ltd.	154,500	115,273
Straits Trading Company, Ltd.	26,078	38,160
Swiber Holdings, Ltd. (A)(C)	128,250	6,202
The Hour Glass, Ltd.	68,900	103,940
Thomson Medical Group, Ltd.	654,600	28,923
Tuan Sing Holdings, Ltd.	159,532	36,601
UMS Holdings, Ltd.	144,312	113,107
United Overseas Insurance, Ltd.	2,400	10,878
UOB-Kay Hian Holdings, Ltd.	102,946	104,301
Venture Corp., Ltd.	12,100	135,749
Vicom, Ltd.	26,000	33,649
Wee Hur Holdings, Ltd.	102,000	13,929
Wing Tai Holdings, Ltd.	97,417	105,177
XP Power, Ltd.	112	2,908
Yeo Hiap Seng, Ltd.	9,032	4,312
Spain 2.5%		14,497,285
Acerinox SA	49,453	506,006
Aedas Homes SA (D)	2,309	33,206
Alantra Partners SA	6,267	70,977
Almirall SA	24,078	211,964
Amper SA (A)	307,165	32,063
Applus Services SA	45,688	438,366
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	63

	Shares	Value
Spain (continued)
Atresmedia Corp. de Medios de Comunicacion SA	26,821	$100,777
Audax Renovables SA (A)(B)	25,087	32,172
Azkoyen SA	4,660	32,325
Banco de Sabadell SA	1,700,559	1,688,991
Bankinter SA	210,725	1,207,908
Caja de Ahorros del Mediterraneo (A)(C)	1,684	0
Cia de Distribucion Integral Logista Holdings SA	17,943	446,614
CIE Automotive SA	14,909	426,676
Construcciones y Auxiliar de Ferrocarriles SA	6,278	200,478
Distribuidora Internacional de Alimentacion SA (A)	1,894,676	28,008
Ebro Foods SA	19,510	346,634
eDreams ODIGEO SA (A)	22,487	125,686
Elecnor SA	9,042	114,252
Enagas SA	69,311	1,324,373
Ence Energia y Celulosa SA (B)	43,407	134,475
Ercros SA	32,252	114,305
Faes Farma SA	97,729	346,256
Faes Farma SA	4,068	14,413
Fluidra SA	18,959	336,751
Fomento de Construcciones y Contratas SA	6,843	65,837
Gestamp Automocion SA (D)	36,770	161,891
Global Dominion Access SA (D)	28,249	122,331
Grenergy Renovables SA (A)	473	12,464
Grifols SA (A)	1,751	20,374
Grupo Catalana Occidente SA	11,064	343,067
Grupo Empresarial San Jose SA	8,498	35,669
Iberpapel Gestion SA	2,945	51,030
Indra Sistemas SA	48,006	589,728
Laboratorios Farmaceuticos Rovi SA	6,307	279,854
Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	207,632	196,747
Mapfre SA (B)	234,025	460,784
Melia Hotels International SA (A)	35,173	224,031
Miquel y Costas & Miquel SA	6,017	74,758
Neinor Homes SA (A)(D)	8,814	84,659
Obrascon Huarte Lain SA (A)	78,906	37,963
Oryzon Genomics SA (A)	5,490	12,002
Pharma Mar SA	3,479	120,996
Prim SA	3,271	38,635
Promotora de Informaciones SA, Class A (A)	66,046	27,343
Prosegur Cash SA (D)	84,840	57,477
Prosegur Cia de Seguridad SA	60,034	107,644
Realia Business SA (A)	115,998	126,602
Renta 4 Banco SA	1,156	12,501
Sacyr SA	179,426	538,609
Solaria Energia y Medio Ambiente SA (A)	23,195	316,038
Talgo SA (A)(D)	23,378	77,732
Tecnicas Reunidas SA (A)	13,910	123,539
Tubacex SA (A)	32,792	87,929
Unicaja Banco SA (D)	404,399	386,207
Vidrala SA	5,909	561,426
Viscofan SA	12,393	827,742
Sweden 2.5%		14,850,530
AcadeMedia AB (D)	30,274	130,635
64	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Sweden (continued)
AddLife AB, B Shares	746	$9,335
AddNode Group AB	32,979	355,835
AFRY AB	16,879	256,858
Alimak Group AB (D)	28,068	192,503
Alligo AB, Class B	9,039	99,756
Ambea AB (D)	14,053	45,126
Annehem Fastigheter AB, B Shares (A)	9,576	15,748
AQ Group AB	2,735	115,540
Arise AB	6,107	26,548
Arjo AB, B Shares	59,921	233,869
Ascelia Pharma AB (A)	6,350	9,713
Atrium Ljungberg AB, B Shares	5,974	97,260
Attendo AB (A)(D)	43,122	130,805
Balco Group AB	1,878	8,227
BE Group AB	899	8,305
Beijer Alma AB	14,313	318,111
Beijer Electronics Group AB	9,584	112,160
Bergman & Beving AB	9,696	145,932
Besqab AB (A)	8,595	21,099
Betsson AB (A)	42,456	9,585
Betsson AB, B Shares (A)	42,456	429,766
BHG Group AB (A)	7,065	7,798
Bilia AB, A Shares	22,940	221,929
BioGaia AB, B Shares	2,906	28,099
Biotage AB	16,718	217,250
Bjorn Borg AB (A)	1,367	5,145
Bjorn Borg AB, Redemption Shares (A)	1,367	252
Bonava AB, B Shares	29,697	49,748
Boozt AB (A)(B)(D)	12,378	135,493
Bufab AB	8,187	267,013
Bulten AB	5,708	53,047
Bure Equity AB	11,714	265,000
Byggmax Group AB (A)	22,675	63,073
Catella AB	11,079	29,241
Catena AB	8,418	289,643
Cellavision AB	4,258	80,118
Cibus Nordic Real Estate AB	1,102	9,969
Clas Ohlson AB, B Shares	12,179	81,228
Cloetta AB, B Shares	67,383	118,544
Collector Bank AB (A)	12,523	34,648
Coor Service Management Holding AB (D)	30,236	143,292
Corem Property Group AB, B Shares	96,298	53,919
Corem Property Group AB, D Shares	667	6,925
CTT Systems AB	936	18,988
Dedicare AB, B Shares	1,034	10,304
Dios Fastigheter AB	29,621	170,882
Duni AB (A)	11,211	97,141
Dustin Group AB (A)(D)	23,623	61,231
Eastnine AB	5,069	50,742
Elanders AB, B Shares	4,037	44,693
Electrolux Professional AB, B Shares	56,300	281,175
Eltel AB (A)(D)	12,277	8,855
Enea AB (A)	5,690	25,979
eWork Group AB	2,362	32,702
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	65

	Shares	Value
Sweden (continued)
Fagerhult AB	23,698	$142,353
Fastighets AB Trianon (A)	12,708	18,596
FastPartner AB, A Shares	10,041	42,840
Fingerprint Cards AB, B Shares (A)	108,199	23,796
FormPipe Software AB (A)	5,063	11,915
G5 Entertainment AB	1,577	28,263
GARO AB	10,007	63,193
Granges AB	35,149	317,203
Green Landscaping Group AB (A)(D)	1,280	8,434
Hanza AB	2,882	25,279
Heba Fastighets AB, Class B	23,826	59,173
HMS Networks AB	5,699	253,378
Hoist Finance AB (A)(D)	21,184	50,204
Humana AB (A)	14,866	20,695
Instalco AB	50,540	268,767
Inwido AB	19,565	173,862
ITAB Shop Concept AB	7,377	6,094
JM AB	16,432	198,503
Karnov Group AB (A)	22,617	104,968
K-fast Holding AB (A)	1,830	3,197
KNOW IT AB	7,687	131,874
Lagercrantz Group AB, B Shares	10,117	122,769
Lime Technologies AB	2,893	74,731
Lindab International AB	24,346	387,115
Loomis AB	13,231	365,212
Medcap AB (A)	503	14,099
Medivir AB (A)	9,480	6,252
MEKO AB	14,892	147,057
Micro Systemation AB, Class B (A)	896	4,101
MIPS AB	7,655	383,993
Modern Times Group MTG AB, B Shares (A)	28,006	177,640
Momentum Group AB	10,018	99,399
Munters Group AB (B)(D)	30,368	368,958
Mycronic AB	17,921	399,687
NCAB Group AB	33,765	257,341
NCC AB, B Shares	22,559	186,901
Nederman Holding AB	5,899	105,355
Net Insight AB, B Shares (A)	57,222	26,769
New Wave Group AB, B Shares	15,049	253,981
Nilorngruppen AB, B Shares	1,816	10,119
Nobia AB (A)	40,167	54,206
Nolato AB, B Shares	67,781	335,539
Nordic Paper Holding AB	3,939	11,923
Nordic Waterproofing Holding AB	8,807	115,308
Note AB (A)	5,236	122,000
NP3 Fastigheter AB	8,635	138,789
Nyfosa AB	33,060	183,250
OEM International AB, B Shares	24,113	220,700
Orexo AB (A)	2,352	2,257
Orron Energy AB (A)	38,699	39,500
Ovzon AB (A)	5,064	15,525
Peab AB, Class B	3,152	12,974
Platzer Fastigheter Holding AB, Series B	20,822	146,882
Prevas AB, B Shares	1,258	14,568
66	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Sweden (continued)
Pricer AB, B Shares (B)	39,488	$26,978
Proact IT Group AB	9,725	69,707
Probi AB	430	6,969
Ratos AB, B Shares (B)	67,311	193,670
RaySearch Laboratories AB (A)	9,341	62,463
Rejlers AB	2,462	33,590
Resurs Holding AB (D)	40,162	71,779
Rottneros AB	30,661	33,361
Scandi Standard AB	16,774	77,971
Scandic Hotels Group AB (A)(B)(D)	53,782	194,662
Sdiptech AB, Class B (A)	2,539	59,222
Sensys Gatso Group AB (A)	223,958	18,997
Serneke Group AB (A)	2,199	5,603
Sintercast AB	1,910	17,538
SkiStar AB	14,295	170,946
Softronic AB, B Shares	8,843	12,984
Solid Forsakring AB	5,351	32,656
Stendorren Fastigheter AB (A)	3,938	59,961
Stillfront Group AB (A)	79,456	145,552
Systemair AB	31,828	253,161
Tethys Oil AB	8,103	34,529
Tethys Oil AB (A)	8,103	2,233
TF Bank AB (A)	1,974	25,172
Troax Group AB	11,456	234,395
VBG Group AB, B Shares	6,568	107,305
Viaplay Group AB, B Shares (A)	1,669	32,756
Vitec Software Group AB, B Shares	5,912	296,461
Volati AB	3,453	36,253
XANO Industri AB, Class B	3,940	39,387
Switzerland 8.0%		47,025,726
Accelleron Industries AG	5,139	124,687
Adecco Group AG	22,445	670,688
Allreal Holding AG	4,645	768,880
ALSO Holding AG	2,122	424,812
Aluflexpack AG (A)	644	12,234
APG SGA SA	514	103,964
Arbonia AG	17,476	198,482
Aryzta AG (A)	302,903	484,475
Ascom Holding AG	7,226	75,969
Autoneum Holding AG (A)	1,174	182,520
Baloise Holding AG	5,546	852,626
Banque Cantonale de Geneve, Bearer Shares	764	167,679
Banque Cantonale Vaudoise	6,645	670,331
Basilea Pharmaceutica AG (A)	2,614	132,468
Belimo Holding AG	3,480	1,590,435
Bell Food Group AG	808	235,435
Bellevue Group AG	2,666	83,117
Berner Kantonalbank AG	1,585	409,205
BKW AG	6,536	1,175,078
Bossard Holding AG, Class A	2,150	502,386
Bucher Industries AG	2,228	936,259
Burckhardt Compression Holding AG	1,086	665,979
Burkhalter Holding AG	824	83,848
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	67

	Shares	Value
Switzerland (continued)
Bystronic AG	476	$323,768
Calida Holding AG	1,870	82,420
Carlo Gavazzi Holding AG, Bearer Shares	231	91,521
Cavotec SA (A)	16,419	21,047
Cembra Money Bank AG	9,176	687,231
Cicor Technologies, Ltd. (A)	495	23,628
Cie Financiere Tradition SA, Bearer Shares	885	115,680
Clariant AG (A)	64,845	934,748
Coltene Holding AG (A)	1,318	102,693
Comet Holding AG	2,242	610,749
Daetwyler Holding AG, Bearer Shares	1,591	391,458
DKSH Holding AG	11,181	806,178
dormakaba Holding AG	1,021	468,084
Dufry AG (A)	25,556	1,157,922
EDAG Engineering Group AG	3,415	40,191
EFG International AG (A)	29,659	287,888
Emmi AG	727	739,911
Energiedienst Holding AG	4,425	212,162
Evolva Holding Sa (A)	891	13,465
Feintool International Holding AG	1,968	49,569
Fenix Outdoor International AG	1,259	88,963
Ferrexpo PLC	34,030	39,066
Flughafen Zurich AG	6,349	1,227,440
Forbo Holding AG	331	486,893
Fundamenta Real Estate AG (A)	6,335	111,900
Galenica AG (D)	16,337	1,278,061
GAM Holding AG (A)	66,118	41,195
Georg Fischer AG	27,644	1,832,244
Glarner Kantonalbank	403	11,238
Gurit Holding AG, Bearer Shares (A)	1,224	112,916
Helvetia Holding AG	12,308	1,751,306
Hiag Immobilien Holding AG	1,495	128,256
Highlight Communications AG, Bearer Shares (A)	4,309	16,076
Huber + Suhner AG	5,846	469,951
Hypothekarbank Lenzburg AG	17	81,575
Implenia AG	5,455	275,475
Ina Invest Holding AG (A)	1,963	39,009
Inficon Holding AG	550	611,802
Interroll Holding AG (B)	203	660,468
Intershop Holding AG	425	285,069
Investis Holding SA	998	105,899
IWG PLC (A)	240,311	435,533
Jungfraubahn Holding AG	1,797	290,914
Kardex Holding AG	2,185	476,953
Komax Holding AG	1,390	357,754
Kongsberg Automotive ASA (A)	252,962	57,644
Kudelski SA, Bearer Shares (A)	14,739	30,044
Landis+Gyr Group AG (A)	7,144	632,153
Lastminute.com NV (A)	758	21,774
LEM Holding SA	176	395,847
Luzerner Kantonalbank Ag	6,248	487,160
Medacta Group SA (D)	1,907	234,333
medmix AG (D)	7,405	164,302
Meier Tobler Group AG	2,721	145,685
68	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Switzerland (continued)
Metall Zug AG, B Shares	72	$131,275
Mikron Holding AG	1,756	22,182
Mobilezone Holding AG	15,596	214,695
Mobimo Holding AG	2,399	624,953
Novavest Real Estate AG (A)	1,200	51,635
OC Oerlikon Corp. AG	64,142	311,830
Orascom Development Holding AG (A)	6,368	45,458
Orell Fuessli AG	223	18,975
Orior AG	2,429	204,571
Phoenix Mecano Ag (A)	274	124,966
Plazza AG, Class A	271	93,757
PSP Swiss Property AG	14,470	1,556,658
Rieter Holding AG	934	94,527
Romande Energie Holding SA	158	215,452
Schaffner Holding AG	235	76,078
Schweiter Technologies Ag	339	244,090
Sensirion Holding AG (A)(D)	3,148	319,564
SFS Group AG	6,442	865,474
Siegfried Holding AG (A)	1,370	1,087,653
SIG Group AG (A)	3,062	83,747
Softwareone Holding AG (A)	13,969	214,321
St. Galler Kantonalbank AG	974	502,717
Stadler Rail AG	1,455	55,423
Sulzer AG	5,887	462,182
Swiss Prime Site AG	18,104	1,531,221
Swiss Steel Holding AG (A)	268,300	39,346
Swissquote Group Holding SA	3,479	715,306
Temenos AG	15,971	1,350,821
Thurgauer Kantonalbank (A)	252	34,321
Tornos Holding AG (A)(B)	3,182	21,148
TX Group AG	974	115,775
u-blox Holding AG (A)	2,296	297,588
Valiant Holding AG	5,508	562,493
Varia US Properties AG	1,653	67,273
VAT Group AG (D)	1,811	748,654
Vaudoise Assurances Holding SA	316	151,867
Vetropack Holding AG	4,450	205,681
Von Roll Holding AG, Bearer Shares (A)	24,922	21,590
Vontobel Holding AG	9,558	613,018
VZ Holding AG	4,476	371,582
V-ZUG Holding AG (A)	900	77,542
Walliser Kantonalbank	1,001	120,379
Warteck Invest AG	74	167,848
Ypsomed Holding AG	759	198,271
Zehnder Group AG	3,793	295,725
Zueblin Immobilien Holding AG (A)	324	10,025
Zug Estates Holding AG, B Shares	91	168,827
Zuger Kantonalbank AG, Bearer Shares	50	420,474
Taiwan 0.0%		17,404
FIT Hon Teng, Ltd. (A)(D)	94,000	17,404
United Arab Emirates 0.1%		327,112
Borr Drilling, Ltd. (A)(B)	38,483	263,609
Shelf Drilling, Ltd. (A)(D)	33,573	63,503
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	69

	Shares	Value
United Kingdom 10.9%		$64,497,612
4imprint Group PLC	7,346	420,913
A.G. Barr PLC	35,543	223,331
abrdn PLC	31,427	77,875
Accesso Technology Group PLC (A)	5,085	46,063
Accrol Group Holdings Plc (A)	24,318	10,720
Advanced Medical Solutions Group PLC	22,316	62,261
AJ Bell PLC	77,473	306,749
Alfa Financial Software Holdings PLC (D)	23,667	47,499
Alliance Pharma PLC (B)	126,363	96,966
Anglo-Eastern Plantations PLC	9,864	105,176
Argentex Group PLC	2,580	3,479
Ascential PLC (A)	115,514	323,192
Ashmore Group PLC	110,867	309,861
Aston Martin Lagonda Global Holdings PLC (A)(D)	4,610	16,381
Avon Protection PLC	11,476	128,668
Babcock International Group PLC (A)	174,882	669,784
Bakkavor Group PLC (D)	32,786	36,670
Balfour Beatty PLC	234,276	1,069,078
Bank of Georgia Group PLC	13,173	494,277
Begbies Traynor Group PLC	38,310	59,033
Bellway PLC	28,720	809,054
Benchmark Holdings PLC (A)	779	395
Bloomsbury Publishing PLC	35,904	183,050
Bodycote PLC	68,334	543,631
Boohoo Group PLC (A)	11,648	5,746
BRAEMAR PLC	7,806	27,738
Breedon Group Plc	14,107	60,934
Bridgepoint Group, Ltd. (D)	3,982	10,703
Britvic PLC	87,158	958,467
Brooks Macdonald Group PLC	1,996	46,337
Bytes Technology Group PLC	60,003	380,451
Camellia PLC	237	14,315
Capita PLC (A)	521,379	217,908
Capricorn Energy Plc	94,222	229,094
Card Factory PLC (A)	136,843	148,076
Carillion PLC (A)(C)	114,263	13,631
Carr’s Group PLC	23,815	43,063
Castings PLC	13,200	61,944
Cazoo Group, Ltd. (A)(B)	1,691	2,232
Central Asia Metals PLC	46,495	107,376
CentralNic Group PLC	34,031	47,609
Chemring Group PLC	97,323	309,061
Chesnara PLC	54,372	189,402
City of London Investment Group PLC	2,827	15,591
Clarkson PLC	9,803	349,742
Close Brothers Group PLC	47,638	536,872
CMC Markets PLC (D)	49,103	108,724
Coats Group PLC	443,318	382,478
Cohort PLC	2,227	13,572
Computacenter PLC	26,318	758,613
Concentric AB	11,039	211,742
Costain Group PLC (A)	45,591	28,701
Cranswick PLC	18,103	729,514
Crest Nicholson Holdings PLC	87,038	262,863
70	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
United Kingdom (continued)
Currys PLC	375,642	$235,288
CVS Group PLC	18,950	495,384
De La Rue PLC (A)	64,689	31,303
Debenhams PLC (A)(C)	306,827	0
Deliveroo PLC (A)(D)	56,793	74,243
DFS Furniture PLC	54,530	78,606
Dialight PLC (A)	10,395	29,749
Diploma PLC	23,321	880,491
Direct Line Insurance Group PLC	47,278	97,882
DiscoverIE Group PLC	27,936	275,374
Domino’s Pizza Group PLC	127,207	444,036
dotdigital Group PLC	80,240	88,928
Dr Martens PLC	12,080	23,614
Drax Group PLC	132,783	915,455
Dunelm Group PLC	34,295	465,074
DWF Group PLC (D)	50,001	38,204
ECORA RESOURCES PLC	70,150	95,850
EKF Diagnostics Holdings PLC	106,847	37,385
Elementis PLC (A)	199,175	266,420
EMIS Group PLC	18,782	311,956
Energean PLC	31,078	428,890
EnQuest PLC (A)	492,057	89,599
Epwin Group PLC	19,976	17,026
Ergomed PLC (A)	11,072	139,828
Esken, Ltd. (A)	117,527	7,305
Essentra PLC	109,436	249,179
FD Technologies PLC (A)	4,462	101,231
FDM Group Holdings PLC	28,133	234,748
Fevertree Drinks PLC	21,640	365,104
Firstgroup PLC	189,934	274,173
Forterra PLC (D)	71,565	164,502
Foxtons Group PLC	98,524	45,816
Frasers Group PLC (A)	42,170	354,664
Frontier Developments PLC (A)	5,848	39,044
Fuller Smith & Turner PLC, Class A	10,874	71,461
Funding Circle Holdings PLC (A)(D)	33,089	22,279
Galliford Try Holdings PLC	40,559	90,882
Games Workshop Group PLC	9,947	1,172,843
Gamma Communications PLC	17,756	254,108
Gem Diamonds, Ltd. (A)	43,118	12,022
Genel Energy PLC	61,282	84,942
Genuit Group PLC	85,251	337,135
Gooch & Housego PLC	2,166	15,051
Goodwin PLC	1,823	102,711
Grainger PLC	232,562	719,743
Greggs PLC	33,313	1,113,429
Gulf Keystone Petroleum, Ltd.	76,757	125,644
H&T Group PLC	5,754	29,635
Halfords Group PLC	66,664	168,288
Hargreaves Services PLC	890	4,355
Harworth Group PLC	17,409	25,607
Hays PLC	559,083	747,205
Headlam Group PLC	30,945	92,993
Helical PLC	42,397	128,531
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	71

	Shares	Value
United Kingdom (continued)
Helios Towers PLC (A)	187,834	$211,575
Henry Boot PLC	36,616	106,497
Hill & Smith PLC	27,916	505,864
Hilton Food Group PLC	23,845	215,904
Hollywood Bowl Group PLC	49,809	169,878
Howden Joinery Group PLC	25,521	208,634
Hunting PLC	47,796	129,857
Ibstock PLC (D)	132,119	262,610
IDOX PLC	29,457	24,362
IG Group Holdings PLC	22,722	190,103
IMI PLC	9,032	179,495
Impax Asset Management Group PLC	20,876	184,284
Inchcape PLC	107,695	1,021,301
Indivior PLC (A)	43,012	779,631
IntegraFin Holdings PLC	62,970	197,657
International Distributions Services PLC	6,894	16,922
International Personal Finance PLC	85,520	117,840
iomart Group PLC	31,934	61,229
IP Group PLC	277,752	195,888
IQE PLC (A)	95,065	26,331
ITV PLC	254,527	221,220
J.D. Wetherspoon PLC (A)	23,201	211,019
James Fisher & Sons PLC (A)	13,980	63,713
James Halstead PLC	76,488	203,698
JET2 PLC	43,228	643,705
John Wood Group PLC (A)	200,883	351,195
Johnson Service Group PLC	91,766	123,264
Jupiter Fund Management PLC	147,848	202,145
Just Group PLC	372,531	390,921
Kainos Group PLC	25,158	401,718
Keller Group PLC	26,190	221,538
Kier Group PLC (A)	111,930	108,022
Kin & Carta PLC (A)	28,603	22,056
Knights Group Holdings PLC	2,146	2,416
Lancashire Holdings, Ltd.	86,022	664,461
Learning Technologies Group PLC	98,349	122,200
Liontrust Asset Management PLC	16,912	158,936
Lookers PLC	98,652	99,368
LSL Property Services PLC	33,235	109,658
Luceco PLC (D)	36,040	56,456
Macfarlane Group PLC	27,112	37,094
Man Group PLC	394,762	1,080,568
Marks & Spencer Group PLC (A)	458,459	1,020,559
Marshalls PLC	30,544	115,340
Marston’s PLC (A)	244,595	95,567
ME Group International PLC	110,712	189,775
Mears Group PLC	41,935	126,073
Medica Group PLC	4,810	12,612
Metro Bank Holdings PLC (A)	15,668	19,592
Midwich Group PLC	4,708	26,354
Mitchells & Butlers PLC (A)	92,808	235,897
Mitie Group PLC	489,675	541,629
MJ Gleeson PLC	19,340	101,979
Moneysupermarket.com Group PLC	180,232	562,534
72	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
United Kingdom (continued)
Morgan Advanced Materials PLC	103,772	$374,580
Morgan Sindall Group PLC	15,566	353,002
Mortgage Advice Bureau Holdings, Ltd.	9,104	80,092
Motorpoint group PLC (A)	20,167	32,053
MP Evans Group PLC	6,022	58,079
N. Brown Group PLC (A)	58,390	20,267
Naked Wines PLC (A)	2,243	3,066
National Express Group PLC	172,915	230,194
NCC Group PLC	114,776	129,964
Next 15 Group PLC	27,404	254,225
Nichols PLC	1,774	21,690
Ninety One PLC	96,134	194,493
NIOX Group PLC (A)	16,959	13,206
Norcros PLC	22,835	48,879
Numis Corp. PLC	26,686	110,840
Odfjell Technology, Ltd.	5,943	23,253
OSB Group PLC	102,385	628,778
Oxford Instruments PLC	17,974	618,744
Pagegroup PLC	115,370	624,343
Pan African Resources PLC	407,545	69,064
Paragon Banking Group PLC	75,827	457,144
PayPoint PLC	23,387	112,455
Pendragon PLC (A)	399,706	86,039
Pennon Group PLC	83,082	800,014
Petrofac, Ltd. (A)(B)	125,282	110,226
Pets at Home Group PLC	158,832	743,564
Pharos Energy PLC (A)	103,615	29,031
Phoenix Spree Deutschland, Ltd.	5,180	12,546
Polar Capital Holdings PLC	24,577	155,822
Porvair PLC	10,112	81,066
Premier Foods PLC	229,830	382,248
PZ Cussons PLC	89,165	203,837
QinetiQ Group PLC	182,573	816,721
Quilter PLC (D)	416,108	435,260
Rank Group PLC (A)	69,151	82,973
Rathbones Group PLC	19,807	490,290
Reach PLC	105,636	95,023
Record PLC	16,553	17,581
Redcentric PLC	1,167	1,865
Redde Northgate PLC	71,007	329,830
Redrow PLC	90,057	540,024
Renew Holdings PLC	17,714	157,452
Renewi PLC (A)	26,325	175,298
Renishaw PLC	2,541	128,007
Ricardo PLC	20,401	142,205
RM PLC (A)	12,019	13,650
Robert Walters PLC	18,372	98,919
Rotork PLC	240,125	960,104
RWS Holdings PLC	12,808	36,253
S&U PLC	1,096	34,111
S4 Capital PLC (A)	8,658	12,977
Sabre Insurance Group PLC (D)	72,221	126,345
Saga PLC (A)	41,405	57,242
Savannah Energy PLC (A)(C)	124,942	40,798
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	73

	Shares	Value
United Kingdom (continued)
Savills PLC	47,248	$536,249
ScS Group PLC	4,496	8,935
Senior PLC	149,122	310,501
Serco Group PLC	349,166	620,672
Serica Energy PLC	48,863	131,524
Severfield PLC	117,388	90,785
SIG PLC (A)	264,618	130,934
Smart Metering Systems PLC	32,595	319,244
Smiths News PLC	42,303	27,920
Softcat PLC	33,287	565,466
Spectris PLC	17,464	799,463
Speedy Hire PLC	172,366	66,219
Spire Healthcare Group PLC (D)	99,139	275,099
Spirent Communications PLC	202,832	451,126
SSP Group PLC (A)	210,302	704,266
SThree PLC	43,418	201,719
Stolt-Nielsen, Ltd.	4,318	106,717
Studio Retail Group PLC (A)(C)	18,987	27,162
STV Group PLC	8,849	28,021
Superdry PLC (A)	17,005	17,159
Synthomer PLC	127,600	142,608
Tate & Lyle PLC	116,545	1,141,058
Tatton Asset Management PLC	9,513	54,249
TClarke PLC	22,432	41,902
Telecom Plus PLC	23,239	440,089
The Gym Group PLC (A)(D)	50,921	60,736
The Parkmead Group PLC (A)	125	33
The Restaurant Group PLC (A)	170,186	95,500
The Vitec Group PLC	13,617	115,276
TI Fluid Systems PLC (D)	6,536	9,905
Topps Tiles PLC	62,375	40,339
TORM PLC, Class A	11,033	279,220
TP ICAP Group PLC	257,161	484,079
Travis Perkins PLC	67,649	735,831
Trellus Health PLC (A)	6,575	565
Tribal Group PLC	40	20
Trifast PLC	32,876	29,878
TT Electronics PLC	64,139	129,470
Tullow Oil PLC (A)(B)	437,250	135,055
Tyman PLC	39,993	133,685
Vanquis Banking Group PLC	82,094	221,098
Verici Dx PLC (A)	2,137	279
Vertu Motors PLC	120,571	92,009
Vesuvius PLC	80,276	414,659
Victrex PLC	27,593	531,228
Virgin Money UK PLC	337,270	622,082
Vistry Group PLC	71,404	641,954
Volex PLC (B)	43,655	142,953
Volution Group PLC	57,817	321,940
Vp PLC	3,980	31,831
Watches of Switzerland Group PLC (A)(D)	56,394	471,600
Watkin Jones PLC	61,285	50,993
WH Smith PLC	35,928	702,781
Wickes Group PLC	89,428	135,959
74	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
United Kingdom (continued)
Wilmington PLC	8,311	$28,819
Wincanton PLC	45,881	141,074
Xaar PLC (A)	24,649	53,997
XPS Pensions Group PLC	17,872	36,574
Young & Co’s Brewery PLC	2,256	22,579
Young & Co’s Brewery PLC, Class A	5,978	87,418
Zotefoams PLC	4,703	20,410
United States 0.8%		4,483,550
ADTRAN Holdings, Inc.	15,333	133,385
Argonaut Gold, Inc. (A)	105,540	45,093
Arko Corp.	0	3
Atlantic Sapphire ASA (A)	14,337	6,910
Aura Minerals, Inc.	700	4,847
Burford Capital, Ltd.	47,843	645,109
Diversified Energy Company PLC	242,396	256,479
Energy Fuels, Inc. (A)(B)	7,234	42,471
Frontage Holdings Corp. (A)(D)	106,000	29,209
Noble Corp. PLC (A)	1,910	72,604
Perpetua Resources Corp. (A)	7,000	32,022
Primo Water Corp.	48,261	622,149
PureTech Health PLC (A)	59,300	162,091
PureTech Health PLC, ADR (A)	387	9,838
REC Silicon ASA (A)(B)	90,960	137,957
Reliance Worldwide Corp., Ltd.	208,194	567,932
Samsonite International SA (A)(D)	185,700	471,457
SSR Mining, Inc. (B)	67,120	991,843
SunOpta, Inc. (A)	2,100	14,133
SunOpta, Inc. (Toronto Stock Exchange) (A)	25,545	171,429
VAALCO Energy, Inc.	3,901	15,058
Viemed Healthcare, Inc. (A)	1,216	11,588

Viemed Healthcare, Inc. (Toronto Stock Exchange) (A)	4,200	39,943
Preferred securities 0.3%		$1,996,620
(Cost $1,783,734)
Germany 0.3%		1,996,620
Draegerwerk AG & Company KGaA	3,073	143,094
Fuchs Petrolub SE	22,125	786,339
Jungheinrich AG	14,274	455,434
Sixt SE	5,323	380,244

STO SE & Company KGaA	842	156,891
Villeroy & Boch AG	3,600	74,618
Rights 0.0%		$4,582
(Cost $5,920)
Appen, Ltd. (Expiration Date: 6-7-23; Strike Price: AUD 1.85) (A)	3,267	2,784
Decmil Group, Ltd. (Expiration Date: 9-6-23; Strike Price: AUD 0.40) (A)	3,773	0
Haitong International Securities Group Ltd. (Expiration Date: 6-13-23; Strike Price: HKD 0.65) (A)	214,595	274
Intercell AG (A)(C)(E)	8,699	0
Neoen Sa (Expiration Date: 6-6-23) (A)(E)	9,243	1,235
Pt International Development Company Ltd. (Expiration Date: 6-8-23; Strike Price: HKD 0.04) (A)	226,663	289
S IMMO AG (Expiration Date: 1-1-26) (A)(E)	19,209	0
Strabag SE (Expiration Date: 1-1-27) (A)(C)(E)	6,041	0
Warrants 0.0%		$4,403
(Cost $0)
European Lithium, Ltd. (Expiration Date: 3-31-25; Strike Price: AUD 0.18) (A)	19,944	195
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	75

	Shares	Value

Treasury Metals, Inc. (Expiration Date: 8-7-23; Strike Price: CAD 1.50) (A)	2,119	$39
Webuild SpA (Expiration Date: 8-2-30) (A)(E)	5,704	4,169

	Yield (%)	Shares	Value
Short-term investments 3.1%			$18,174,649
(Cost $18,171,414)
Short-term funds 3.1%			18,174,649
John Hancock Collateral Trust (F)	4.5317(G)	1,818,301	18,174,649

Total investments (Cost $570,975,647) 100.8%	$594,868,747
Other assets and liabilities, net (0.8%)	(4,983,944)
Total net assets 100.0%	$589,884,803

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Currency Abbreviations
AUD	Australian Dollar
CAD	Canadian Dollar
HKD	Hong Kong Dollar

Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 5-31-23. The value of securities on loan amounted to $23,973,566. In addition to the cash collateral invested in John Hancock Collateral Trust, if any, non-cash collateral of $7,241,621 in the form of U.S. Treasuries was pledged to the fund.
(C)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(D)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(E)	Strike price and/or expiration date not available.
(F)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(G)	The rate shown is the annualized seven-day yield as of 5-31-23.
The fund had the following sector composition as a percentage of net assets on 5-31-23:
Industrials	23.8%
Financials	13.1%
Consumer discretionary	12.1%
Materials	11.3%
Information technology	10.6%
Consumer staples	6.2%
Energy	5.0%
Health care	4.9%
Real estate	3.8%
Communication services	3.6%
Utilities	3.3%
Short-term investments and other	2.3%
TOTAL	100.0%
76	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
MSCI EAFE Index Futures	35	Long	Jun 2023	$3,726,987	$3,594,150	$(132,837)
						$(132,837)
^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	77

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Advisor’s Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Futures contracts whose settlement prices are determined as of the close of the NYSE are typically valued based on the settlement price while other futures contracts are typically valued at the last traded price on the exchange on which they trade. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the Pricing Committee, following procedures established by the Advisor and adopted by the Board of Trustees. The Advisor uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of May 31, 2023, by major security category or type:
	Total value at 5-31-23	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Common stocks
Australia	$34,619,701	$813,784	$33,621,751	$184,166
Austria	8,979,560	—	8,979,560	—
Belgium	9,169,302	—	9,169,302	—
Bermuda	1,015,015	—	1,015,015	—
Cambodia	220,691	—	220,691	—
Canada	65,123,429	64,907,265	216,157	7
Chile	8,840	8,840	—	—
China	132,154	—	132,154	—
Cyprus	4,782	—	4,782	—
Denmark	16,259,526	—	16,259,526	—
Faeroe Islands	27,126	—	27,126	—
Finland	12,789,853	—	12,789,853	—
France	28,127,827	25,929	28,101,898	—
Gabon	47,657	—	47,657	—
Georgia	259,045	—	259,045	—
Germany	33,438,314	—	33,438,314	—
Gibraltar	97,340	—	97,340	—
78	|

	Total value at 5-31-23	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
(continued)
Greece	$73,617	—	$73,581	$36
Greenland	27,438	—	27,438	—
Hong Kong	11,981,630	$18,458	11,825,007	138,165
Ireland	5,377,519	—	5,377,519	—
Isle of Man	610,947	—	610,947	—
Israel	6,524,272	85,921	6,438,351	—
Italy	22,573,027	—	22,573,027	—
Japan	140,509,629	—	140,509,629	—
Jersey, Channel Islands	510,190	—	510,190	—
Liechtenstein	389,478	—	389,478	—
Luxembourg	2,290,314	—	2,290,314	—
Macau	52,847	—	52,847	—
Malaysia	42,012	—	42,012	—
Malta	16,559	—	16,559	—
Monaco	47,748	—	47,748	—
Mongolia	27,102	—	27,102	—
Netherlands	11,796,874	—	11,796,874	—
New Zealand	2,290,760	—	2,290,760	—
Norway	4,546,296	—	4,546,296	—
Peru	101,599	—	101,599	—
Philippines	21,664	—	21,664	—
Poland	27,597	—	27,597	—
Portugal	2,214,435	—	2,214,435	—
Singapore	6,615,558	—	6,539,422	76,136
Spain	14,497,285	—	14,497,285	—
Sweden	14,850,530	—	14,850,530	—
Switzerland	47,025,726	—	47,025,726	—
Taiwan	17,404	—	17,404	—
United Arab Emirates	327,112	263,609	63,503	—
United Kingdom	64,497,612	2,232	64,413,789	81,591
United States	4,483,550	2,000,417	2,483,133	—
Preferred securities	1,996,620	—	1,996,620	—
Rights	4,582	563	4,019	—
Warrants	4,403	234	4,169	—
Short-term investments	18,174,649	18,174,649	—	—
Total investments in securities	$594,868,747	$86,301,901	$508,086,745	$480,101
Derivatives:
Liabilities
Futures	$(132,837)	$(132,837)	—	—
Level 3 includes securities valued at $0. Refer to Fund’s investments.
Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	1,818,301	$14,958,658	$82,003,475	$(78,786,877)	$(3,555)	$2,948	$307,044	—	$18,174,649
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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